SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 89.5%	Shares	Value
Communications - 0.6%
Advertising & Marketing - 0.6%
Quotient Technology, Inc. (a)	219,790	$1,622,050

Consumer Discretionary - 3.5%
Apparel & Textile Products - 2.7%
Gildan Activewear, Inc. (Canada)	89,170	1,753,974
Tapestry, Inc.	191,840	2,998,459
Under Armour, Inc. - Class A (a)	273,092	3,066,823
		7,819,256
Leisure Facilities & Services - 0.8%
Jack in the Box, Inc.	14,446	1,145,713
Papa John's International, Inc.	15,293	1,258,308
		2,404,021
Consumer Staples - 9.4%
Food - 7.3%
Hain Celestial Group, Inc. (The) (a)	390,357	13,389,245
Pilgrim's Pride Corp. (a)	110,313	1,650,834
TreeHouse Foods, Inc. (a)	152,432	6,178,069
		21,218,148
Household Products - 1.2%
Quanex Building Products Corp.	198,229	3,655,343

Wholesale - Consumer Staples - 0.9%
Core-Mark Holding Co., Inc.	87,179	2,522,088

Energy - 3.8%
Oil & Gas Producers - 2.0%
Parsley Energy, Inc. - Class A	148,922	1,393,910
PDC Energy, Inc. (a)	162,544	2,014,733
WPX Energy, Inc. (a)	473,259	2,318,969
		5,727,612
Oil & Gas Services & Equipment - 0.6%
Helmerich & Payne, Inc.	82,150	1,203,498
NexTier Oilfield Solutions, Inc. (a)	280,713	519,319
		1,722,817

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Energy - 3.8% (Continued)
Renewable Energy - 1.2%
EnerSys	53,393	$3,583,738

Financials - 11.9%
Banking - 11.9%
Community Bank System, Inc.	53,736	2,926,463
Enterprise Financial Services Corp.	85,576	2,333,658
First Busey Corp.	127,695	2,029,074
Glacier Bancorp, Inc.	74,754	2,395,866
Investors Bancorp, Inc.	286,228	2,078,015
Lakeland Financial Corp.	89,868	3,702,562
National Bank Holdings Corp. - Class A	159,118	4,176,847
Renasant Corp.	122,263	2,777,815
Seacoast Banking Corp. of Florida (a)	192,379	3,468,593
Umpqua Holdings Corp.	380,044	4,036,067
United Community Banks, Inc.	161,541	2,734,889
WesBanco, Inc.	99,114	2,117,075
		34,776,924
Health Care - 12.4%
Biotech & Pharma - 0.4%
Alkermes PLC (Ireland) (a)	71,954	1,192,278

Health Care Facilities & Services - 5.6%
Magellan Health, Inc. (a)	129,678	9,826,999
MEDNAX, Inc. (a)	387,563	6,309,525
		16,136,524
Medical Equipment & Devices - 6.4%
AngioDynamics, Inc. (a)	77,971	940,330
Chembio Diagnostics, Inc. (a)	125,773	611,257
Haemonetics Corp. (a)	19,973	1,742,644
ICU Medical, Inc. (a)	22,146	4,047,403
Orthofix Medical, Inc. (a)	362,110	11,276,106
		18,617,740

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Industrials - 19.7%
Aerospace & Defense - 0.4%
AAR Corp.	66,198	$1,244,522

Commercial Support Services - 1.2%
Huron Consulting Group, Inc. (a)	40,236	1,582,482
Schnitzer Steel Industries, Inc. - Class A	100,825	1,938,865
		3,521,347
Electrical Equipment - 6.7%
Belden, Inc.	51,289	1,596,114
FARO Technologies, Inc. (a)	161,374	9,840,587
SPX Corp. (a)	176,501	8,186,116
		19,622,817
Engineering & Construction - 1.3%
Sterling Construction Co., Inc. (a)	258,316	3,657,755

Industrial Intermediate Products - 1.0%
AZZ, Inc.	83,487	2,848,576

Machinery - 8.5%
Astec Industries, Inc.	68,778	3,731,206
CIRCOR International, Inc. (a)	81,228	2,221,586
Columbus McKinnon Corp.	90,841	3,006,837
Manitowoc Co., Inc. (The) (a)	176,668	1,485,778
Regal Beloit Corp.	152,349	14,301,001
		24,746,408
Transportation Equipment - 0.6%
REV Group, Inc.	211,934	1,672,159

Materials - 6.4%
Chemicals - 0.8%
Ferro Corp. (a)	196,975	2,442,490

Containers & Packaging - 1.6%
Silgan Holdings, Inc.	123,296	4,533,594

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Materials - 6.4% (Continued)
Forestry, Paper & Wood Products - 1.7%
P.H. Glatfelter Co.	347,653	$4,787,181

Metals & Mining - 2.3%
Coeur Mining, Inc. (a)	84,824	626,001
Compass Minerals International, Inc.	103,042	6,115,543
		6,741,544
Real Estate - 6.4%
REIT - 6.4%
Cousins Properties, Inc.	41,952	1,199,408
Empire State Realty Trust, Inc. - Class A	208,174	1,274,025
Equity Commonwealth	481,840	12,831,399
Physicians Realty Trust	184,875	3,311,111
		18,615,943
Technology - 11.9%
Software - 4.0%
CommVault Systems, Inc. (a)	44,042	1,796,914
Progress Software Corp.	269,431	9,882,729
		11,679,643
Technology Hardware - 6.8%
FLIR Systems, Inc.	52,380	1,877,823
NCR Corp. (a)	721,463	15,973,191
Sierra Wireless, Inc. (Canada) (a)	172,656	1,926,841
		19,777,855
Technology Services - 1.1%
Conduent, Inc. (a)	276,033	877,785
CSG Systems International, Inc.	53,986	2,210,726
		3,088,511
Utilities - 3.5%
Electric Utilities - 1.8%
ALLETE, Inc.	53,318	2,758,673
PNM Resources, Inc.	64,054	2,647,352
		5,406,025
Gas & Water Utilities - 1.7%
California Water Service Group	51,981	2,258,575

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Utilities - 3.5% (Continued)
Gas & Water Utilities - 1.7% (Continued)
New Jersey Resources Corp.	96,071	$2,595,838
		4,854,413

Investments at Value - 89.5% (Cost $256,934,888)		$260,239,322

Other Assets in Excess of Liabilities - 10.5%		30,657,503

Net Assets - 100.0%		$290,896,825

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Communications - 3.8%
Internet Media & Services - 1.7%
Eventbrite, Inc. - Class A (a)	32,030	$347,526
Upwork, Inc. (a)	62,261	1,085,832
		1,433,358
Publishing & Broadcasting - 0.9%
New York Times Co. (The) - Class A	17,023	728,414

Telecommunications - 1.2%
Cogent Communications Holdings, Inc.	16,360	982,418

Consumer Discretionary - 13.2%
Consumer Services - 3.4%
Bright Horizons Family Solutions, Inc. (a)	18,382	2,794,799

E-Commerce Discretionary - 0.4%
Revolve Group, Inc. (a)	19,765	324,739

Leisure Facilities & Services - 6.4%
Churchill Downs, Inc.	10,905	1,786,457
Shake Shack, Inc. - Class A (a)	22,844	1,472,981
Vail Resorts, Inc.	5,996	1,282,964
Wingstop, Inc.	4,725	645,672
		5,188,074
Leisure Products - 1.5%
Callaway Golf Co.	28,858	552,342
Fox Factory Holding Corp. (a)	9,277	689,559
		1,241,901
Retail - Discretionary - 1.5%
RH (a)	3,171	1,213,288

Consumer Staples - 1.8%
Food - 0.5%
Simply Good Foods Co. (The) (a)	19,132	421,861

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Consumer Staples - 1.8% (Continued)
Retail - Consumer Staples - 1.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	11,812	$1,031,778

Energy - 1.3%
Renewable Energy - 1.3%
TPI Composites, Inc. (a)	35,545	1,029,383

Financials - 9.7%
Asset Management - 1.7%
Focus Financial Partners, Inc. - Class A (a)	18,874	618,878
Hamilton Lane, Inc. - Class A	12,366	798,720
		1,417,598
Banking - 0.9%
Bank OZK	13,765	293,470
Eagle Bancorp, Inc.	17,570	470,700
		764,170
Institutional Financial Services - 1.4%
Evercore, Inc. - Class A	6,828	446,961
Houlihan Lokey, Inc.	11,772	695,137
		1,142,098
Insurance - 4.9%
Goosehead Insurance, Inc. - Class A	19,003	1,645,470
Trupanion, Inc. (a)	29,523	2,329,365
		3,974,835
Specialty Finance - 0.8%
LendingTree, Inc. (a)	1,969	604,266

Health Care - 25.3%
Biotech & Pharma - 7.1%
Amicus Therapeutics, Inc. (a)	43,523	614,545
Blueprint Medicines Corp. (a)	9,421	873,327
Fate Therapeutics, Inc. (a)	16,543	661,224
Pacira BioSciences, Inc. (a)	12,391	744,947
Turning Point Therapeutics, Inc. (a)	11,575	1,011,192
Twist Bioscience Corp. (a)	15,082	1,145,779

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Health Care - 25.3% (Continued)
Biotech & Pharma - 7.1% (Continued)
Xencor, Inc. (a)	20,369	$790,113
		5,841,127
Health Care Facilities & Services - 5.1%
Addus HomeCare Corp. (a)	13,627	1,287,888
Amedisys, Inc. (a)	8,821	2,085,549
PRA Health Sciences, Inc. (a)	7,875	798,840
		4,172,277
Medical Equipment & Devices - 13.1%
Adaptive Biotechnologies Corp. (a)	22,224	1,080,753
Cardiovascular Systems, Inc. (a)	21,902	861,844
Castle Biosciences, Inc. (a)	15,740	809,823
CONMED Corp.	14,790	1,163,529
Globus Medical, Inc. - Class A (a)	26,171	1,295,988
Inspire Medical Systems, Inc. (a)	9,835	1,269,207
Integra LifeSciences Holdings Corp. (a)	13,250	625,665
LivaNova PLC (United Kingdom) (a)	9,007	407,206
Natera, Inc. (a)	24,495	1,769,519
Silk Road Medical, Inc. (a)	20,889	1,403,950
		10,687,484
Industrials - 13.9%
Aerospace & Defense - 3.7%
AeroVironment, Inc. (a)	8,000	480,080
Hexcel Corp.	23,906	802,046
Kratos Defense & Security Solutions, Inc. (a)	42,655	822,389
Mercury Systems, Inc. (a)	12,391	959,807
		3,064,322
Commercial Support Services - 1.8%
ASGN, Inc. (a)	11,249	714,986
Huron Consulting Group, Inc. (a)	18,476	726,661
		1,441,647
Electrical Equipment - 2.2%
Generac Holdings, Inc. (a)	4,637	897,909
Novanta, Inc. (Canada) (a)	8,266	870,740
		1,768,649

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 13.9% (Continued)
Engineering & Construction - 1.6%
Tetra Tech, Inc.	13,835	$1,321,242

Industrial Intermediate Prod - 1.2%
Proto Labs, Inc. (a)	7,734	1,001,553

Industrial Support Services - 1.5%
Ritchie Bros. Auctioneers, Inc. (Canada)	20,641	1,222,979

Machinery - 0.9%
John Bean Technologies Corp.	7,984	733,650

Transportation & Logistics - 1.0%
Saia, Inc. (a)	6,711	846,526

Materials - 4.6%
Chemicals - 2.3%
Avient Corp.	23,390	618,900
Ingevity Corp. (a)	15,398	761,277
Innospec, Inc.	7,344	465,022
		1,845,199
Forestry, Paper & Wood Products - 1.8%
Trex Co., Inc. (a)	20,812	1,490,139

Metals & Mining - 0.5%
Livent Corp. (a)	48,389	434,049

Real Estate - 3.1%
REIT - 3.1%
Americold Realty Trust	21,374	764,121
QTS Realty Trust, Inc. - Class A	23,257	1,465,656
Terreno Realty Corp.	6,304	345,207
		2,574,984
Technology - 20.7%
Semiconductors - 7.2%
Entegris, Inc.	21,789	1,619,794

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Technology - 20.7% (Continued)
Semiconductors - 7.2% (Continued)
Inphi Corp. (a)	12,656	$1,420,636
Onto Innovation, Inc. (a)	23,889	711,414
Power Integrations, Inc.	14,094	780,808
Silicon Laboratories, Inc. (a)	13,500	1,320,975
		5,853,627
Software - 7.8%
Anaplan, Inc. (a)	12,546	785,129
Envestnet, Inc. (a)	20,491	1,581,086
Everbridge, Inc. (a)	10,032	1,261,323
Omnicell, Inc. (a)	14,124	1,054,498
RealPage, Inc. (a)	9,491	547,061
Zendesk, Inc. (a)	11,109	1,143,338
		6,372,435
Technology Services - 5.7%
Endava PLC ADR (United Kingdom) (a)	17,867	1,128,301
Globant S.A. (Luxembourg) (a)	13,234	2,371,798
MAXIMUS, Inc.	16,945	1,159,207
		4,659,306

Investments at Value - 97.4% (Cost $56,428,785)		$79,624,175

Other Assets in Excess of Liabilities - 2.6%		2,142,308

Net Assets - 100.0%		$81,766,483

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 92.0%	Shares	Value
Consumer Discretionary - 8.1%
Apparel & Textile Products - 1.3%
Columbia Sportswear Co.	2,173	$189,008
Under Armour, Inc. - Class A (a)	14,580	163,733
Wolverine World Wide, Inc.	4,553	117,649
		470,390
Automotive - 1.6%
Dorman Products, Inc. (a)	6,495	587,018

Home Construction - 0.3%
Armstrong World Industries, Inc.	1,529	105,211

Leisure Facilities & Services - 3.1%
Choice Hotels International, Inc.	3,159	271,548
Churchill Downs, Inc.	2,379	389,728
Jack in the Box, Inc.	2,963	234,995
Texas Roadhouse, Inc.	3,739	227,294
		1,123,565
Leisure Products - 1.8%
Fox Factory Holding Corp. (a)	8,564	636,562

Consumer Staples - 7.7%
Food - 5.7%
Hain Celestial Group, Inc. (The) (a)	38,140	1,308,202
Lancaster Colony Corp.	2,533	452,901
TreeHouse Foods, Inc. (a)	7,619	308,798
		2,069,901
Retail - Consumer Staples - 1.1%
Five Below, Inc. (a)	3,056	388,112

Wholesale - Consumer Staples - 0.9%
Core-Mark Holding Co., Inc.	11,537	333,765

Energy - 2.6%
Oil & Gas Producers - 1.0%
PDC Energy, Inc. (a)	7,594	94,128

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.0% (Continued)	Shares	Value
Energy - 2.6% (Continued)
Oil & Gas Producers - 1.0% (Continued)
World Fuel Services Corp.	5,139	$108,895
WPX Energy, Inc. (a)	31,781	155,727
		358,750
Renewable Energy - 1.6%
EnerSys	8,508	571,057

Financials - 5.4%
Banking - 5.4%
Ameris Bancorp	14,306	325,891
Glacier Bancorp, Inc.	12,195	390,850
Lakeland Financial Corp.	10,125	417,150
Seacoast Banking Corp. of Florida (a)	17,269	311,360
South State Corp.	5,958	286,878
United Bankshares, Inc.	9,901	212,574
		1,944,703
Health Care - 16.0%
Biotech & Pharma - 2.6%
Horizon Therapeutics PLC (a)	12,333	958,027

Health Care Facilities & Services - 4.2%
Amedisys, Inc. (a)	2,666	630,323
Encompass Health Corp.	6,681	434,131
NeoGenomics, Inc. (a)	11,943	440,577
		1,505,031
Medical Equipment & Devices - 9.2%
Bio-Rad Laboratories, Inc. - Class A (a)	1,372	707,211
Bio-Techne Corp.	1,524	377,541
Globus Medical, Inc. - Class A (a)	9,312	461,130
Haemonetics Corp. (a)	1,969	171,795
Insulet Corp. (a)	2,813	665,528
Integra LifeSciences Holdings Corp. (a)	7,110	335,734
NuVasive, Inc. (a)	3,843	186,655
Orthofix Medical, Inc. (a)	13,273	413,321
		3,318,915

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.0% (Continued)	Shares	Value
Industrials - 19.0%
Commercial Support Services - 1.8%
Casella Waste Systems, Inc. - Class A (a)	11,581	$646,799

Diversified Industrials - 1.3%
ITT, Inc.	8,147	481,080

Electrical Equipment - 5.6%
Advanced Energy Industries, Inc. (a)	8,184	515,101
BWX Technologies, Inc.	10,599	596,830
FARO Technologies, Inc. (a)	3,734	227,699
SPX Corp. (a)	11,588	537,452
Stoneridge, Inc. (a)	8,838	162,354
		2,039,436
Engineering & Construction - 0.9%
Tetra Tech, Inc.	3,384	323,172

Industrial Intermediate Products - 2.1%
RBC Bearings, Inc. (a)	1,079	130,786
Standex International Corp.	5,047	298,782
Timken Co. (The)	6,468	350,695
		780,263
Industrial Support Services - 0.7%
MSC Industrial Direct Co., Inc. - Class A	4,099	259,385

Machinery - 4.1%
Columbus McKinnon Corp.	7,180	237,658
IDEX Corp.	1,728	315,204
Regal Beloit Corp.	4,541	426,264
Rexnord Corp.	16,595	495,195
		1,474,321
Transportation & Logistics - 2.5%
Allegiant Travel Co.	2,265	271,347
Forward Air Corp.	4,442	254,882
Hub Group, Inc. - Class A (a)	7,284	365,620
		891,849

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.0% (Continued)	Shares	Value
Materials - 8.5%
Chemicals - 2.2%
Ferro Corp. (a)	18,833	$233,529
Ingevity Corp. (a)	4,156	205,473
Quaker Chemical Corp.	1,969	353,849
		792,851
Construction Materials - 1.1%
Carlisle Cos., Inc.	3,261	399,049

Containers & Packaging - 2.5%
Berry Global Group, Inc. (a)	12,131	586,170
Silgan Holdings, Inc.	8,678	319,090
		905,260
Forestry, Paper & Wood Products - 1.4%
UFP Industries, Inc.	9,079	513,054

Metals & Mining - 1.3%
Compass Minerals International, Inc.	7,895	468,568

Real Estate - 3.2%
REIT - 3.2%
Americold Realty Trust	11,106	397,040
Equity Commonwealth	28,615	762,017
		1,159,057
Technology - 21.5%
Semiconductors - 4.2%
Coherent, Inc. (a)	2,632	291,968
Entegris, Inc.	8,546	635,310
Lattice Semiconductor Corp. (a)	9,459	273,932
Silicon Laboratories, Inc. (a)	3,399	332,592
		1,533,802
Software - 12.4%
Anaplan, Inc. (a)	7,169	448,636
BlackLine, Inc. (a)	6,951	623,018
Five9, Inc. (a)	7,040	912,947
Model N, Inc. (a)	10,100	356,328
Pegasystems, Inc.	7,974	965,173

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 92.0% (Continued)	Shares	Value
Technology - 21.5% (Continued)
Software - 12.4% (Continued)
Proofpoint, Inc. (a)	3,239	$341,876
RealPage, Inc. (a)	9,487	546,831
Workiva, Inc. (a)	5,200	289,952
		4,484,761
Technology Hardware - 2.2%
Pure Storage, Inc. - Class A (a)	27,927	429,797
Universal Electronics, Inc. (a)	9,758	368,267
		798,064
Technology Services - 2.7%
Endava PLC ADR (United Kingdom) (a)	7,143	451,080
WNS Holdings, Ltd. ADR (Jersey) (a)	7,870	503,365
		954,445

Investments at Value - 92.0% (Cost $25,405,119)		$33,276,223

Other Assets in Excess of Liabilities - 8.0%		2,903,295

Net Assets - 100.0%		$36,179,518

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communications - 5.7%
Cable & Satellite - 3.0%
Cable One, Inc.	1,451	$2,735,759
Comcast Corp. - Class A	35,964	1,663,695
		4,399,454
Internet Media & Services - 2.7%
Alphabet, Inc. - Class C (a)	2,760	4,056,096

Consumer Discretionary - 10.6%
Apparel & Textile Products - 1.2%
VF Corp.	26,099	1,833,455

E-Commerce Discretionary - 4.3%
Amazon.com, Inc. (a)	2,020	6,360,435

Retail - Discretionary - 5.1%
Home Depot, Inc. (The)	7,811	2,169,193
O'Reilly Automotive, Inc. (a)	5,320	2,452,945
TJX Cos., Inc. (The)	52,101	2,899,421
		7,521,559
Consumer Staples - 8.3%
Food - 3.7%
Hain Celestial Group, Inc. (The) (a)	45,659	1,566,104
Lamb Weston Holdings, Inc.	20,442	1,354,691
Mondelēz International, Inc. - Class A	44,260	2,542,737
		5,463,532
Household Products - 2.4%
Clorox Co. (The)	6,437	1,352,864
Estée Lauder Cos., Inc. (The) - Class A	9,711	2,119,426
		3,472,290
Retail - Consumer Staples - 2.2%
Costco Wholesale Corp.	5,441	1,931,555
Ollie's Bargain Outlet Holdings, Inc. (a)	15,903	1,389,127
		3,320,682

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Energy - 0.7%
Oil & Gas Producers - 0.7%
Noble Energy, Inc.	129,122	$1,103,993

Financials - 10.1%
Asset Management - 1.6%
Ares Management Corp. - Class A	57,766	2,334,901

Banking - 3.0%
First Republic Bank	17,536	1,912,476
JPMorgan Chase & Co.	26,254	2,527,473
		4,439,949
Insurance - 5.5%
Aon PLC - Class A (Ireland)	11,207	2,312,004
Berkshire Hathaway, Inc. - Class B (a)	8,105	1,725,879
Globe Life, Inc.	28,512	2,278,109
Reinsurance Group of America, Inc.	19,454	1,851,826
		8,167,818
Health Care - 18.3%
Biotech & Pharma - 3.2%
Novartis A.G. ADR (Switzerland)	22,960	1,996,601
Zoetis, Inc.	16,727	2,766,144
		4,762,745
Health Care Facilities & Services - 4.8%
Catalent, Inc. (a)	23,138	1,982,001
Charles River Laboratories International, Inc. (a)	9,354	2,118,214
UnitedHealth Group, Inc.	9,525	2,969,609
		7,069,824
Medical Equipment & Devices - 10.3%
Abbott Laboratories	20,521	2,233,300
Alcon, Inc. (Switzerland) (a)	35,161	2,002,419
Baxter International, Inc.	20,371	1,638,236
Bio-Techne Corp.	6,195	1,534,687
Danaher Corp.	15,750	3,391,448
Mettler-Toledo International, Inc. (a)	2,082	2,010,691
Thermo Fisher Scientific, Inc.	5,657	2,497,679
		15,308,460

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 9.2%
Aerospace & Defense - 1.0%
L3Harris Technologies, Inc.	8,760	$1,487,798

Commercial Support Services - 1.5%
Cintas Corp.	6,878	2,289,205

Electrical Equipment - 2.8%
Keysight Technologies, Inc. (a)	19,123	1,888,970
Roper Technologies, Inc.	5,921	2,339,446
		4,228,416
Engineering & Construction - 2.5%
Quanta Services, Inc.	70,486	3,725,890

Transportation & Logistics - 1.4%
Kansas City Southern	11,085	2,004,501

Materials - 7.0%
Chemicals - 5.6%
Air Products & Chemicals, Inc.	5,088	1,515,512
Avery Dennison Corp.	16,320	2,086,349
FMC Corp.	28,845	3,054,974
Sherwin-Williams Co. (The)	2,340	1,630,371
		8,287,206
Metals & Mining - 1.4%
Franco-Nevada Corp. (Canada)	15,110	2,109,054

Technology - 27.2%
Semiconductors - 5.9%
Marvell Technology Group, Ltd. (Bermuda)	105,098	4,172,391
Monolithic Power Systems, Inc.	9,619	2,689,568
NXP Semiconductors N.V. (Netherlands)	15,466	1,930,311
		8,792,270
Software - 10.2%
Adobe, Inc. (a)	6,940	3,403,584
Autodesk, Inc. (a)	6,161	1,423,253
Microsoft Corp.	32,045	6,740,025

SEGALL BRYANT & HAMILL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Technology - 27.2% (Continued)
Software - 10.2% (Continued)
ServiceNow, Inc. (a)	7,405	$3,591,425
		15,158,287
Technology Hardware - 4.2%
Apple, Inc.	31,295	3,624,274
Zebra Technologies Corp. - Class A (a)	10,137	2,559,187
		6,183,461
Technology Services - 6.9%
CoStar Group, Inc. (a)	1,767	1,499,317
IHS Markit, Ltd.	31,763	2,493,713
S&P Global, Inc.	6,805	2,453,883
Visa, Inc. - Class A	19,380	3,875,419
		10,322,332

Investments at Value - 97.1% (Cost $97,227,505)		$144,203,613

Other Assets in Excess of Liabilities - 2.9%		4,262,772

Net Assets - 100.0%		$148,466,385

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Communications - 13.8%
Entertainment Content - 0.7%
Astro Malaysia Holdings Bhd (Malaysia)	145,100	$26,957
BAIOO Family Interactive, Ltd. (China)	324,000	45,410
DoubleUGames Co., Ltd. (South Korea)	558	35,556
International Games System Co., Ltd. (Taiwan)	3,000	80,362
Sun TV Network, Ltd. (India)	5,400	34,324
		222,609
Internet Media & Services - 6.9%
KGInicis Co., Ltd. (South Korea)	755	13,161
Naspers, Ltd. - N Shares (South Africa) (a)	2,038	359,938
Tencent Holdings, Ltd. (China)	25,600	1,729,115
Yandex N.V. - Class A (Russia) (a)	505	32,748
		2,134,962
Publishing & Broadcasting - 1.1%
Chinese Universe Publishing and Media Group Co., Ltd. - Class A (China)	97,900	168,785
DB Corp., Ltd. (India)	6,711	7,129
Jagran Prakashan, Ltd. (India) (a)	43,811	22,217
KT Skylife Co., Ltd. (South Korea)	9,481	75,634
Media Nusantara Citra Tbk P.T. (Indonesia) (a)	1,768,900	86,087
		359,852
Telecommunications - 5.1%
América Móvil S.A.B. de C.V. - Class L ADR (Mexico)	2,300	28,727
APT Satellite Holdings, Ltd. (China)	118,000	31,071
China Mobile, Ltd. (China)	72,000	462,190
China Telecom Corp., Ltd. (China)	168,000	50,475
China Unicom Hong Kong, Ltd. (China)	198,000	129,966
Etihad Etisalat Co. (Saudi Arabia) (a)	1,966	14,990
Globe Telecom, Inc. (Philippines)	2,825	121,148
Hellenic Telecommunications Organization S.A. (Greece)	4,121	59,360
KT Corp. ADR (South Korea)	13,000	124,930
LG Uplus Corp. (South Korea)	2,351	23,166
Megacable Holdings S.A.B de C.V. (Mexico)	6,300	18,227
MTN Group, Ltd. (South Africa)	24,148	81,015
Ooredoo Q.P.S.C. (Qatar)	20,449	37,684

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Communications - 13.8% (Continued)
Telecommunications - 5.1% (Continued)
Saudi Telecom Co. (Saudi Arabia)	5,177	$138,826
SK Telecom Co., Ltd. ADR (South Korea)	4,500	100,890
Telekom Malaysia Bhd (Malaysia)	69,300	69,033
TIM Participacoes S.A. ADR (Brazil)	1,300	14,989
Turk Telekomunikasyon A.S. (Turkey)	19,484	17,873
Turkcell Iletisim Hizmetleri A.S. ADR (Turkey)	4,100	19,639
Vodacom Group, Ltd. (South Africa)	4,166	30,549
		1,574,748
Consumer Discretionary - 15.1%
Apparel & Textile Products - 1.3%
361 Degrees International, Ltd. (China) (a)	639,000	82,030
Cowell Fashion Co., Ltd. (South Korea)	7,878	41,613
Handsome Co., Ltd. (South Korea)	1,313	33,965
KPR Mill, Ltd. (India)	14,657	130,225
Xingda International Holdings, Ltd. (China)	407,000	100,640
		388,473
Automotive - 0.9%
Geely Automobile Holdings, Ltd. (China)	12,000	24,073
Kia Motors Corp. (South Korea)	4,367	175,643
Sundaram-Clayton, Ltd. (India)	484	10,682
Tupy S.A. (Brazil) (a)	20,000	61,857
		272,255
E-Commerce Discretionary - 9.0%
Alibaba Group Holding, Ltd. ADR (China) (a)	8,000	2,351,840
China Literature, Ltd. (China) (a)	24	181
Meituan Dianping (China) (a)	7,500	236,260
Vipshop Holdings, Ltd. ADR (China) (a)	13,500	211,140
		2,799,421
Home & Office Products - 0.9%
Hisense Home Appliances Group Co., Ltd. - H Shares (China)	46,000	57,030
Suofeiya Home Collection Co., Ltd. - Class A (China)	36,500	142,310
Vestel Beyaz Esya Sanayi ve Ticaret A.S. (Turkey)	23,667	85,800
		285,140
Home Construction - 0.2%
Dom Development S.A. (Poland)	1,465	38,690

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Consumer Discretionary - 15.1% (Continued)
Home Construction - 0.2% (Continued)
Dynasty Ceramic PCL (Thailand)	284,900	$22,600
Noble Development PCL (Thailand)	19,700	11,738
		73,028
Leisure Products - 0.1%
GOLFZON Co., Ltd. (South Korea)	320	17,977

Retail - Discretionary - 2.3%
China Dongxiang Group Co., Ltd. (China)	465,000	57,920
China Harmony New Energy Auto Holding, Ltd. (China)	207,500	82,457
GS Home Shopping, Inc. (South Korea)	292	32,312
LOTTE Himart Co., Ltd. (South Korea)	2,171	56,242
Mitra Pinasthika Mustika Tbk P.T. (Indonesia)	236,300	6,147
Oriental Holdings Bhd (Malaysia)	46,400	57,714
Shanghai Yuyuan Tourist Mart Group Co., Ltd. - Class A (China)	74,000	96,466
Sime Darby Bhd (Malaysia)	87,800	52,729
Zhongsheng Group Holdings, Ltd. (China)	45,000	283,074
		725,061
Wholesale - Discretionary - 0.4%
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	204,000	128,947

Consumer Staples - 5.7%
Beverages - 0.8%
Arca Continental S.A.B. de C.V. (Mexico)	14,300	61,585
Embotelladora Andina S.A. - Class B ADR (Chile)	900	11,700
Hey Song Corp. (Taiwan)	29,000	32,376
LT Group, Inc. (Philippines)	121,500	22,635
Tingyi Holding Corp. (China)	60,000	106,242
		234,538
Food - 3.9%
Balrampur Chini Mills, Ltd. (India)	77,196	163,528
Century Pacific Food, Inc. (Philippines)	84,432	29,920
Charoen Pokphand Foods PCL (Thailand)	52,900	47,013
Cia Pesquera Camanchaca S.A. (Chile)	241,136	17,140
CJ CheilJedang Corp. (South Korea)	160	54,166

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Consumer Staples - 5.7% (Continued)
Food - 3.9% (Continued)
CJ Corp. (South Korea)	224	$15,600
Daesang Corp. (South Korea)	1,095	24,435
Daesang Holdings Co., Ltd. (South Korea)	3,702	31,715
Indofood Sukses Makmur Tbk P.T. (Indonesia)	30,800	14,869
JBS S.A. (Brazil)	10,700	39,381
Jiangxi Zhengbang Technology Co., Ltd. - Class A (China)	31,100	83,561
Marfrig Global Foods S.A. (Brazil) (a)	13,800	37,472
Minerva S.A. (Brazil) (a)	32,100	67,730
Muyuan Foods Co., Ltd. - Class A (China)	12,920	141,345
New Hope Liuhe Co., Ltd. - Class A (China)	3,600	14,734
Oceana Group, Ltd. (South Africa)	13,109	48,520
Orion Holdings Corp. (South Korea)	11,790	122,760
Sarawak Oil Palms Bhd (Malaysia)	62,500	53,678
SLC Agricola S.A. (Brazil)	7,700	35,290
Thai Vegetable Oil PCL (Thailand)	67,800	70,426
Tunas Baru Lampung Tbk P.T. (Indonesia)	2,049,052	101,777
		1,215,060
Household Products - 0.7%
Hengan International Group Co., Ltd. (China)	15,500	113,461
Vinda International Holdings, Ltd. (China)	30,000	98,839
		212,300
Retail - Consumer Staples - 0.3%
Cosco Capital, Inc. (Philippines)	634,600	67,064
Organizacion Soriana S.A.B. de C.V. - Class B (Mexico) (a)	48,000	32,382
		99,446
Energy - 3.9%
Oil & Gas Producers - 3.1%
Bashneft PJSC (Russia)	6,030	127,693
Bumi Armada Bhd (Malaysia) (a)	280,100	17,277
Cosan S.A. (Brazil)	1,600	19,467
Dogan Sirketler Grubu Holdings A.S. (Turkey)	85,251	26,050
Enauta Participacoes S.A. (Brazil)	15,100	26,026
GAIL India, Ltd. GDR (India) (b)	2,082	14,699
Hindustan Petroleum Corp., Ltd. (India)	14,830	36,391
Indian Oil Corp., Ltd. (India)	35,040	35,215

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Energy - 3.9% (Continued)
Oil & Gas Producers - 3.1% (Continued)
Medco Energi Internasional Tbk P.T. (Indonesia) (a)	343,680	$7,862
Petrobras Distribuidora S.A. (Brazil)	3,900	13,993
Petronas Gas Bhd (Malaysia)	4,100	16,258
Petronet LNG, Ltd. (India)	22,080	66,319
Polskie Gornictwo Naftowe i Gazownictwo S.A. (Poland)	37,375	48,888
PTT Exploration & Production PCL (Thailand)	40,500	101,597
PTT PCL (Thailand)	19,500	19,843
Reliance Industries, Ltd. GDR 144A (India) (c)	1,900	115,079
Saudi Arabian Oil Co. (Saudi Arabia)	2,838	27,180
SK Gas, Ltd. (South Korea)	286	23,919
Surgutneftegas PJSC (Russia)	337,100	149,951
Transeft PJSC (Russia) (a)	35	66,461
		960,168
Renewable Energy - 0.8%
Chaowei Power Holdings, Ltd. (China)	162,000	60,233
Sao Martinho S.A. (Brazil)	8,800	34,127
Tianneng Power International, Ltd. (China)	78,000	140,146
		234,506
Financials - 17.0%
Asset Management - 0.6%
GF Securities Co., Ltd. - H Shares (China)	49,600	63,109
Reinet Investments SCA (South Africa)	7,207	124,986
		188,095
Banking - 9.5%
Agricultural Bank of China, Ltd. - H Shares (China)	706,000	221,512
AMMB Holdings Bhd (Malaysia)	39,500	28,593
Banco ABC Brasil S.A. (Brazil)	5,400	11,288
Banco Bradesco S.A. (Brazil)	17,622	56,541
Banco do Brasil S.A. (Brazil)	42,000	221,509
Banestes S.A. Banco do Estado do Espirito Santo (Brazil)	33,300	29,587
Bank Al-Jazira (Saudi Arabia)	18,074	67,658
Bank CIMB Niaga Tbk P.T. (Indonesia)	1,080,900	52,548
Bank of Ayudhya PCL (Thailand)	15,113	9,335
Bank of Beijing Co., Ltd. - Class A (China)	32,600	22,518
Bank of China, Ltd. - H Shares (China)	314,000	97,661

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Financials - 17.0% (Continued)
Banking - 9.5% (Continued)
Bank of Chongqing Co., Ltd. - H Shares (China)	35,500	$18,436
Bank of Greece (Greece)	1,087	16,585
Bank Pembangunan Daerah Jawa Timur Tbk P.T. (Indonesia)	1,492,700	51,310
China CITIC Bank Corp., Ltd. - H Shares (China)	129,000	49,993
China Construction Bank Corp. - H Shares (China)	186,000	120,858
China Everbright Bank Co., Ltd. - H Shares (China)	117,000	37,002
China Minsheng Banking Corp., Ltd. - Class A (China)	210,232	164,451
China Minsheng Banking Corp., Ltd. - H Shares (China)	306,500	161,049
Commercial Bank P.S.Q.C (The) (Qatar)	78,616	87,842
Dubai Islamic Bank PJSC (United Arab Emirates)	51,922	61,227
East West Banking Corp. (Philippines) (a)	86,689	15,437
Emirates NBD Bank PJSC (United Arab Emirates)	31,351	91,569
EnTie Commercial Bank Co., Ltd. (Taiwan)	71,000	35,226
Faisal Islamic Bank of Egypt (Egypt)	24,143	17,019
Haci Omer Sabanci Holding A.S. (Turkey)	19,283	20,685
Hana Financial Group, Inc. (South Korea)	4,703	113,315
Hong Leong Financial Group Bhd (Malaysia)	10,200	35,201
Huishang Bank Corp., Ltd. - H Shares (China)	127,000	41,861
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	270,000	140,642
JB Financial Group Co., Ltd. (South Korea)	13,180	50,949
Jointown Pharmaceutical Group Co., Ltd. - Class A (China) (a)	6,100	15,219
KB Financial Group, Inc. ADR (South Korea)	4,700	150,964
King's Town Bank Co., Ltd. (Taiwan)	28,000	35,972
Masraf Al Rayan Q.S.C. (Qatar)	43,633	49,975
National Commercial Bank (Saudi Arabia) (a)	19,553	194,236
Regional S.A.B. de C.V. (Mexico) (a)	10,800	25,615
Riyad Bank (Saudi Arabia)	5,036	25,099
Sberbank of Russia PJSC (Russia) (a)	67,400	197,160
Shandong Buchang Pharmaceuticals Co., Ltd. - Class A (China)	4,200	15,454
Shinhan Financial Group Co., Ltd. ADR (South Korea)	600	13,782
Thanachart Capital PCL (Thailand)	78,100	72,075
VTB Bank PJSC (Russia) (a)	31,450,000	13,924
		2,958,882
Institutional Financial Services - 0.9%
China Galaxy Securities Co., Ltd. - H Shares (China)	38,500	21,791

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Financials - 17.0% (Continued)
Institutional Financial Services - 0.9% (Continued)
Corporacion Financiera Colombiana S.A. (Colombia) (a)	14,940	$103,848
Hyundai Motor Securities Co., Ltd. (South Korea)	1,416	12,226
Jih Sun Financial Holding Co., Ltd. (Taiwan)	103,373	39,410
Tata Investment Corp., Ltd. (India)	4,663	53,577
Yuanta Financial Holding Co., Ltd. (Taiwan)	91,000	56,396
		287,248
Insurance - 3.3%
Bangkok Life Assurance PCL (Thailand)	28,229	15,810
Cathay Financial Holding Co., Ltd. (Taiwan)	64,000	85,762
Central Reinsurance Co., Ltd. (Taiwan)	52,000	36,511
China Life Insurance Co., Ltd. (Taiwan)	59,000	40,767
Fubon Financial Holdings Co., Ltd. (Taiwan)	56,000	81,565
Mercuries & Associates Holding, Ltd. (Taiwan)	19,000	14,251
Meritz Financial Group, Inc. (South Korea)	1,702	13,277
Momentum Metropolitan Holdings (South Africa)	23,945	22,157
New China Life Insurance Co., Ltd. - H Shares (China)	49,400	185,701
People's Insurance Co. Group of China (The) - H Shares (China)	570,000	169,626
PICC Property & Casualty Co., Ltd. - H Shares (China)	158,000	110,989
Ping An Insurance Group Co. of China, Ltd. - H Shares (China)	2,500	25,952
Powszechny Zaklad Ubezpieczen S.A. (Poland) (a)	10,346	66,380
Shin Kong Financial Holding Co., Ltd. (Taiwan)	167,000	46,713
Shinkong Insurance Co., Ltd. (Taiwan)	66,000	80,062
Wiz Solucoes e Corretagem de Seguros S.A. (Brazil)	10,000	16,363
		1,011,886
Specialty Finance - 2.7%
Adira Dinamika Multi Finance Tbk P.T. (Indonesia)	123,700	60,317
Concentradora Hipotecaria SAPI de C.V. (Mexico)	61,600	48,710
Credito Real S.A.B. de C.V. Sofom ER (Mexico) (a)	52,000	25,729
LIC Housing Finance, Ltd. (India)	2,804	10,571
Malaysia Building Society Bhd (Malaysia)	430,500	52,977
Manappuram Finance, Ltd. (India)	22,829	49,120
Muthoot Finance, Ltd. (India)	19,021	294,060
Old Mutual, Ltd. (South Africa)	34,688	21,380
Oracle Financial Services Software, Ltd. (India)	673	28,150
Power Finance Corp., Ltd. (India)	57,087	67,110

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Financials - 17.0% (Continued)
Specialty Finance - 2.7% (Continued)
REC, Ltd. (India)	128,352	$173,375
Wisdom Marine Lines Co., Ltd. (Taiwan) (a)	401	303
		831,802
Health Care - 3.8%
Biotech & Pharma - 3.1%
Aurobindo Pharma, Ltd. (India)	2,282	24,696
Celltrion, Inc. (South Korea) (a)	322	71,038
Chemical Works of Gedeon Richter PLC (Hungary)	631	13,317
China Medical System Holdings, Ltd. (China)	207,000	229,051
China Traditional Chinese Medicine Holdings Co., Ltd. (China)	66,000	27,738
Chongkundang Holdings Corp. (South Korea)	911	83,080
FDC, Ltd. (India)	14,290	69,270
Glenmark Pharmaceuticals, Ltd. (India)	9,909	65,119
Hypera S.A. (Brazil)	18,600	98,395
Jubilant Life Sciences, Ltd. (India)	5,850	58,278
SCI Pharmtech, Inc. (Taiwan)	5,000	20,914
Seegene, Inc. (South Korea)	132	29,478
Shandong Xinhua Pharmaceutical Co., Ltd. - H Shares (China)	306,714	150,098
Zhejiang NHU Co., Ltd. - Class A (China)	5,400	23,800
		964,272
Health Care Facilities & Services - 0.5%
Notre Dame Intermedica Participacoes S.A. (Brazil)	1,600	18,535
Ruentex Industries, Ltd. (Taiwan)	13,000	29,191
Sinopharm Group Co., Ltd. - H Shares (China)	40,000	84,528
Tempo Scan Pacific Tbk P.T. (Indonesia)	162,500	14,032
		146,286
Medical Equipment & Devices - 0.1%
BGI Genomics Co., Ltd. (China) (a)	1,000	21,288
TaiDoc Technology Corp. (Taiwan)	3,000	19,943
		41,231
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
CSPC Pharmaceutical Group, Ltd. (China)	14,000	27,329

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Industrials - 4.9%
Aerospace & Defense - 0.1%
Bharat Electronics, Ltd. (India)	18,411	$24,024

Electrical Equipment - 0.4%
Sunonwealth Electric Machine Industry Co., Ltd. (Taiwan)	12,000	25,938
Thinking Electronic Industrial Co., Ltd. (Taiwan)	5,000	17,211
Wasion Holdings, Ltd. (China)	276,000	77,706
		120,855
Engineering & Construction - 1.0%
Acter Group Corp., Ltd. (Taiwan)	4,000	26,388
Beijing Urban Construction Design & Development Group Co., Ltd. - H Shares (China) (a)	81,000	21,171
Bharti Infratel, Ltd. (India)	14,092	33,645
China Railway Construction Corp., Ltd. - H Shares (China)	30,500	21,097
China Railway Group, Ltd. - H Shares (China)	56,000	26,455
Daelim Contruction Co., Ltd. (South Korea)	811	16,789
Daelim Industrial Co., Ltd. (South Korea)	1,345	89,158
Dongwon Development Co., Ltd. (South Korea)	3,882	13,241
Engineers India, Ltd. (India)	11,607	10,164
GS Engineering & Construction Corp. (South Korea)	658	13,594
KEPCO Plant Service & Engine Co., Ltd. (South Korea)	586	13,600
Kumho Industrial Co., Ltd. (South Korea)	2,081	11,782
		297,084
Industrial Conglomerates - 0.0%(d)
China Metal Recycling Holdings, Ltd. (China) (a) (e)	6,000	0

Industrial Intermediate Products - 0.6%
Catcher Technology Co., Ltd. (Taiwan)	6,000	37,948
Nan Liu Enterprise Co., Ltd. (Taiwan)	2,000	16,244
Saha-Union PCL (Thailand)	12,000	12,798
Shinkong Synthetic Fibers Corp. (Taiwan)	49,000	18,646
Sri Trang Agro-Industry PCL (Thailand)	67,900	57,277
Supermax Corp. Bhd (Malaysia) (a)	26,600	54,206
		197,119
Industrial Support Services - 0.2%
LG International Corp. (South Korea)	1,331	17,597

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Industrials - 4.9% (Continued)
Industrial Support Services - 0.2% (Continued)
Topco Scientific Co., Ltd. (Taiwan)	5,000	$19,847
United Tractors Tbk P.T. (Indonesia)	21,900	33,680
		71,124
Machinery - 0.5%
Lonking Holdings, Ltd. (China)	50,000	13,327
Sany Heavy Industry Co., Ltd. - Class A (China)	13,800	50,847
WEG S.A. (Brazil)	1,300	15,136
Zhengzhou Coal Mining Machinery Group Co., Ltd. - H Shares (China)	71,200	77,030
		156,340
Transportation & Logistics - 0.8%
China Merchants Energy Shipping Co., Ltd. - Class A (China)	54,900	46,757
COSCO SHIPPING Energy Transportation Co., Ltd. - H Shares (China)	66,000	27,529
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan) (a)	59,000	32,559
Great Eastern Shipping Co., Ltd. (The) (India)	5,739	18,352
Gujarat Pipavav Port, Ltd. (India)	16,116	18,108
Lingkaran Trans Kota Holdings Bhd (Malaysia)	14,900	14,294
MMC Corp. Bhd (Malaysia)	136,600	24,313
Samyang Foods Co., Ltd. (South Korea)	277	23,541
Shipping Corp. of India, Ltd. (India)	39,924	28,583
		234,036
Transportation Equipment - 1.3%
Qingling Motors Co., Ltd. - H Shares (China)	596,000	104,144
Sinotruk Hong Kong, Ltd. (China)	108,000	278,335
Weichai Power Co., Ltd. - Class A (China)	11,200	25,002
		407,481
Materials - 10.8%
Chemicals - 2.8%
ALFA S.A.B de C.V. - Class A (Mexico)	81,500	50,452
Chambal Fertilisers and Chemicals, Ltd. (India)	9,449	20,293
China Lumena New Materials Corp. (China) (a) (e)	1,700	0
GHCL, Ltd. (India)	14,964	32,374
Gujarat Alkalies & Chemicals, Ltd. (India)	3,456	15,557
HDC Holdings Co., Ltd. (South Korea)	1,989	18,014

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Materials - 10.8% (Continued)
Chemicals - 2.8% (Continued)
Kaveri Seed Co., Ltd. (India) (a)	9,533	$69,043
Kingboard Holdings, Ltd. (China)	32,000	105,869
Kolon Industries, Inc. (South Korea)	614	19,827
Korea Petrochemcial Industry Co., Ltd. (South Korea)	286	40,800
Kukdo Chemical Co., Ltd. (South Korea)	499	18,970
Kumho Petrochemical Co., Ltd. (South Korea)	394	37,072
LOTTE Fine Chemical Co., Ltd. (South Korea)	423	17,981
Nizhnekamskneftekhim PJSC (Russia)	39,245	44,585
Samba Financial Group (Saudi Arabia)	21,916	157,639
Saudi Industrial Investment Group (Saudi Arabia)	26,293	163,407
Soulbrain Holdings Co., Ltd. (South Korea)	395	15,418
Tata Chemicals, Ltd. (India)	3,803	15,565
Unid Co., Ltd. (South Korea)	439	16,818
		859,684
Construction Materials - 2.8%
Anhui Conch Cement Co., Ltd. - Class A (China)	8,300	67,937
Anhui Conch Cement Co., Ltd. - H Shares (China)	13,500	93,505
Asia Cement Corp. (Taiwan)	96,000	138,456
Chia Hsin Cement Corp. (Taiwan)	31,000	16,897
China Lesso Group Holdings, Ltd. (China)	69,000	125,314
China Maple Leaf Educational Systems, Ltd. (China) (a)	220,000	66,223
China National Building Material Co., Ltd. - H Shares (China)	84,000	107,054
China Resources Cement Holdings, Ltd. (China)	28,000	38,493
Hanil Holdings Co., Ltd. (South Korea)	405	15,343
Taiwan Cement Corp. (Taiwan)	123,098	177,278
Tipco Asphalt PCL (Thailand)	28,500	13,755
West China Cement, Ltd. (China)	166,000	24,569
		884,824
Containers & Packaging - 0.1%
Balmer Lawrie & Co., Ltd. (India)	18,468	25,101

Forestry, Paper & Wood Products - 0.2%
Hansol Paper Co., Ltd. (South Korea)	2,136	25,518
YFY, Inc. (Taiwan)	86,000	51,361
		76,879

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Materials - 10.8% (Continued)
Metals & Mining - 4.8%
Adaro Energy Tbk P.T. (Indonesia)	411,600	$31,643
AngloGold Ashanti, Ltd. ADR (South Africa)	4,000	105,520
Bukit Asam Tbk P.T. (Indonesia)	123,800	16,529
China Coal Energy Co., Ltd. - H Shares (China)	77,000	18,864
China Shenhua Energy Co., Ltd. - H Shares (China)	39,000	69,999
Coal India, Ltd. (India)	85,931	135,956
Exxaro Resources, Ltd. (South Africa)	10,669	79,039
Grupa Kety S.A. (Poland)	197	23,419
Grupo Industrial Saltillo S.A.B. de C.V. (Mexico) (a)	16,071	13,253
Grupo Mexico S.A.B de C.V. - Series B (Mexico)	36,100	91,756
Harmony Gold Mining Co., Ltd. ADR (South Africa) (a)	4,500	23,715
Hindustan Zinc, Ltd. (India)	6,027	17,235
Impala Platinum Holdings, Ltd. (South Africa)	8,642	75,083
KGHM Polska Miedz S.A. (Poland) (a)	902	27,598
Lubelski Wegiel Bogdanka S.A. (Poland) (a)	7,565	37,009
MMC Norilsk Nickel PJSC (Russia)	548	132,368
National Aluminium Co., Ltd. (India)	33,617	14,772
Nickel Asia Corp. (Philippines)	503,000	31,006
NMDC, Ltd. (India)	48,687	54,693
Semirara Mining & Power Corp. (Philippines)	72,800	15,008
Shaanxi Coal Industry Co., Ltd. - Class A (China)	21,200	26,312
Sibanye-Stillwater, Ltd. ADR (South Africa)	5,100	56,814
Sociedad Minera Cerro Verde S.A.A. (Peru) (a)	2,013	36,033
Vale S.A. ADR (Brazil)	23,774	251,529
Yanzhou Coal Mining Co., Ltd. - Class A (China)	14,700	20,126
Yanzhou Coal Mining Co., Ltd. - H Shares (China)	76,000	56,795
Zaklady Tluszczowe Kruszwica S.A. (Poland)	1,022	14,021
		1,476,095
Steel - 0.1%
Empresa Siderurgica del Peru S.A.A. (Peru)	48,455	9,008
Posco International Corp. (South Korea)	1,638	18,760
Xiwang Special Steel Co., Ltd. (China) (a)	96,000	5,620
		33,388

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Real Estate - 3.5%
Real Estate Owners & Developers - 3.4%
China Aoyuan Group, Ltd. (China)	130,000	$133,985
China Overseas Grand Oceans Group, Ltd. (China)	22,000	12,649
Country Garden Holdings Co., Ltd. (China)	89,000	110,202
Develia S.A. (Poland)	27,225	12,232
Gemdale Corp. - Class A (China)	9,600	20,692
Greenland Holdings Corp., Ltd. - Class A (China)	16,300	15,382
Jaya Real Property Tbk P.T. (Indonesia)	322,300	8,941
Jinke Property Group Co., Ltd. - Class A (China)	16,900	22,626
Kaisa Group Holdings, Ltd. (China) (a)	40,000	20,581
KWG Group Holdings, Ltd. (China)	37,000	63,115
L.P.N. Development PCL (Thailand)	72,500	9,563
Logan Group Co., Ltd. (China)	40,000	63,648
Matrix Concepts Holdings Bhd (Malaysia)	99,375	40,968
Origin Property PCL (Thailand)	69,600	13,950
OSK Holdings Bhd (Malaysia)	241,800	42,555
Poly Developments and Holdings Group Co., Ltd. - Class A (China)	9,000	21,190
RiseSun Real Estate Development Co., Ltd. - Class A (China)	13,300	15,006
Seazen Group, Ltd. (China) (a)	46,000	39,184
Shanghai Industrial Holdings, Ltd. (China)	8,000	10,703
Shanghai Industrial Urban Development Group, Ltd. (China)	1,600	154
Shenzhen Overseas Chinese Town Co., Ltd. - Class A (China)	309,000	309,703
Sunac China Holdings, Ltd. (China)	8,000	31,518
Supalai PCL (Thailand)	23,200	11,403
Times China Holdings, Ltd. (China)	28,000	39,051
		1,069,001
Reit - 0.1%
Delta Property Fund, Ltd. (South Africa)	267,778	3,625
Macquarie Mexico Real Estate Management S.A. de C.V. (Mexico)	15,000	18,408
		22,033
Technology - 16.5%
Semiconductors - 6.5%
ASE Industrial Holding Co., Ltd. ADR (Taiwan)	9,700	39,576
Chipbond Technology Corp. (Taiwan)	18,000	39,708

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Technology - 16.5% (Continued)
Semiconductors - 6.5% (Continued)
ChipMOS Technologies, Inc. (Taiwan)	15,000	$14,913
DB HiTek Co., Ltd. (South Korea)	593	19,055
Elan Microelectronics Corp. (Taiwan)	5,000	25,343
GlobalWafers Co., Ltd. (Taiwan)	8,000	107,146
King Yuan Electronics Co., Ltd. (Taiwan)	22,000	23,337
Powertech Technology, Inc. (Taiwan)	41,000	123,417
Quanta Computer, Inc. (Taiwan)	24,000	63,084
Sino-American Silicon Products, Inc. (Taiwan)	6,000	20,232
SK Hynix, Inc. (South Korea)	474	34,078
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	17,500	1,418,725
United Microelectronics Corp. (Taiwan)	84,000	82,936
		2,011,550
Software - 0.1%
eClerx Services, Ltd. (India)	1,857	17,763
Hancom, Inc. (South Korea)	1,043	16,906
		34,669
Technology Hardware - 8.2%
AsusTek Computer, Inc. (Taiwan)	7,000	61,647
BYD Electronic International Co., Ltd. (China)	44,500	225,839
Chicony Electronics Co., Ltd. (Taiwan)	11,000	32,144
Chicony Power Technology Co., Ltd. (Taiwan)	13,000	29,997
Hon Hai Precision Industry Co., Ltd. (Taiwan)	78,000	209,907
LG Electronics, Inc. (South Korea)	1,337	105,041
LG Innotek Co., Ltd. (South Korea)	137	18,133
Lite-On Technology Corp. (Taiwan)	32,000	51,304
PAX Global Technology, Ltd. (China)	268,000	161,490
Pegatron Corp. (Taiwan)	36,000	80,012
Redington India, Ltd. (India)	14,224	22,911
Samsung Electronics Co., Ltd. (South Korea)	19,503	971,075
SIMMTECH Co., Ltd. (South Korea)	1,139	17,753
Skyworth Group, Ltd. (China) (a)	183,469	53,013
Spigen Korea Co., Ltd. (South Korea)	576	33,890
Synnex Technology International Corp. (Taiwan)	25,000	35,858
Taiwan PCB Techvest Co., Ltd. (Taiwan)	16,000	21,831
TechWing, Inc. (South Korea)	1,095	18,101

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Technology - 16.5% (Continued)
Technology Hardware - 8.2% (Continued)
Tonly Electronics Holdings, Ltd. (China)	49,000	$56,397
Tripod Technology Corp. (Taiwan)	12,000	46,041
Wistron Corp. (Taiwan)	203,000	210,729
Zhen Ding Technology Holdings, Ltd. (Taiwan)	19,000	83,479
		2,546,592
Technology Services - 1.7%
Firstsource Solutions, Ltd. (India)	58,450	58,004
HCL Technologies, Ltd. (India)	34,192	377,898
Ju Teng International Holdings, Ltd. (China)	118,000	35,565
Persistent Systems, Ltd. (India)	1,290	23,538
Wipro, Ltd. ADR (India)	6,100	28,670
		523,675
Utilities - 2.3%
Electric Utilities - 1.6%
AES Gener S.A. (Chile) (a)	87,831	13,537
Centrais Eletricas Brasileiras S.A. (Brazil)	3,300	17,816
China Longyuan Power Group Co., Ltd. - H Shares (China)	30,000	18,849
China Resources Power Holdings Co., Ltd. (China)	54,000	59,892
Enel Americas S.A. ADR (Chile)	10,021	64,736
Enel Chile S.A. ADR (Chile)	7	24
Engie Energia Chile S.A. (Chile)	10,046	12,502
Even Construtora e Incorporadora S.A. (Brazil)	13,900	27,373
Federal Grid Co. Unified Energy System PJSC (Russia)	6,680,000	16,952
Gunkul Engineering PCL (Thailand)	336,000	23,961
IDGC of Centre and Volga Region PJSC (Russia)	5,730,000	16,178
Korea Electric Power Corp. (South Korea) (a)	1,130	19,747
Lopez Holdings Corp. (Philippines) (a)	184,000	8,652
Malakoff Corp. Bhd (Malaysia)	68,200	15,548
Mega First Corp. Bhd (Malaysia)	14,800	25,701
NTPC, Ltd. (India)	29,570	34,297
OGK-2 PJSC (Russia)	2,185,000	21,739
Power Grid Corp. of India, Ltd. (India)	17,631	38,979
Rosseti Moscow Region PJSC (Russia)	1,073,000	16,045
RusHydro PJSC (Russia) (a)	1,960,000	19,146

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Utilities - 2.3% (Continued)
Electric Utilities - 1.6% (Continued)
SJVN, Ltd. (India)	49,022	$14,653
		486,327
Gas & Water Utilities - 0.7%
China Suntien Green Energy Corp., Ltd. - H Shares (China) (a)	229,000	59,538
China Water Affairs Group, Ltd. (China)	118,000	92,952
Cia de Saneamento de Minas Gerais S.A. (Brazil)	1,400	11,649
Infraestructura Energetica Nova S.A.B. de C.V. (Mexico)	5,500	16,527
Kunlun Energy Co., Ltd. (China)	22,000	14,527
Yunnan Water Investment Co., Ltd. - H Shares (China)	184,877	23,386
		218,579

Total Common Stocks (Cost $26,506,085)		$30,171,982

PREFERRED STOCKS - 2.5%	Shares	Value
Communications - 0.1%
Telecommunications - 0.1%
Telefonica Brasil S.A. ADR (Brazil)	4,900	$37,583

Consumer Discretionary - 0.1%
Automotive - 0.1%
Randon S.A. Implementos e Participacoes (Brazil)	10,500	22,753

Retail - Discretionary - 0.0% (d)
Lojas Americanas S.A. (Brazil)	2,400	12,132

Energy - 0.2%
Oil & Gas Producers - 0.2%
Petroleo Brasileiro S.A. ADR (Brazil)	8,000	56,320
Surgutneftegas PJSC (Russia)	27,700	13,992
		70,312
Financials - 0.1%
Banking - 0.1%
Banco do Estado do Rio Grande do Sul S.A. - Series B (Brazil)	5,400	11,471

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 2.5% (Continued)	Shares	Value
Technology - 1.8%
Technology Hardware - 1.8%
Samsung Electronics Co., Ltd. (South Korea)	13,143	$567,362

Utilities - 0.2%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras S.A. - Series B (Brazil)	2,800	15,610
Cia Paranaense de Energia - Series B (Brazil)	2,000	22,082
		37,692
Gas & Water Utilities - 0.1%
Cia de Saneamento do Parana (Brazil)	23,700	21,479

Total Preferred Stocks (Cost $576,130)		$780,784

Investments at Value - 99.8% (Cost $27,082,215)		$30,952,766

Other Assets in Excess of Liabilities - 0.2%		51,495

Net Assets - 100.0%		$31,004,261

(a)	Non-income producing security.
(b)	Restricted security. See the table on the following page for additional information.
(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities represent $115,079 or 0.4% of net assets as of September 30, 2020. These securities are restricted. See the table on the following page for additional information regarding each restricted security.
(d)	Percentage rounds to less than 0.1%.
(e)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
Country Breakdown
September 30, 2020 (Unaudited)

Country	Value	% of Net Assets
China	$12,804,514	41.3%
Taiwan	4,135,863	13.3%
South Korea	3,806,757	12.3%
India	2,679,312	8.6%
Brazil	1,325,483	4.3%
South Africa	1,032,341	3.3%
Russia	868,942	2.8%
Saudi Arabia	789,035	2.6%
Malaysia	628,002	2.0%
Thailand	513,144	1.7%
Indonesia	485,742	1.6%
Mexico	431,371	1.4%
Philippines	310,870	1.0%
Poland	268,237	0.9%
Qatar	175,501	0.6%
Turkey	170,047	0.5%
United Arab Emirates	152,796	0.5%
Chile	119,639	0.4%
Colombia	103,848	0.3%
Greece	75,945	0.2%
Peru	45,041	0.1%
Egypt	17,019	0.1%
Hungary	13,317	0.0	% (a)
Total Investments	$30,952,766	99.8%
Other Assets in Excess of Liabilities	51,495	0.2%
Net Assets	$31,004,261	100.0%

(a)	Percentage rounds to less than 0.1%.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
RESTRICTED SECURITIES
September 30, 2020 (Unaudited)
Issuer Description	Acquisition Date	Cost	Value	Value as a Percentage of Net Assets
GAIL India, Ltd. (India)	08/20/20	$17,039	$14,699	0.05%
Reliance Industries, Ltd., 144A (India)	4/29/2020-9/16/20	106,637	115,079	0.37%
		$123,676	$129,778	0.42%

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Communications - 4.6%
Advertising & Marketing - 0.1%
FAN Communications, Inc. (Japan) (a)	65,900	$302,987

Entertainment Content - 1.1%
Embracer Group A.B. (Sweden) (a)	11,773	218,639
GungHo Online Entertainment, Inc. (Japan)	26,400	568,550
Mixi, Inc. (Japan)	23,200	625,395
Stillfront Group A.B. (Sweden) (a)	5,207	650,270
		2,062,854
Publishing & Broadcasting - 1.5%
APG SGA S.A. (Switzerland) (a)	676	136,072
ITV PLC (United Kingdom)	344,256	300,101
Mediaset Espana Comunicacion S.A. (Spain) (a)	301,518	1,116,826
Metropole Television S.A. (France) (a)	4,659	55,631
ProSiebenSat.1 Media S.E. (Germany)	24,504	321,172
Television Francaise 1 (France) (a)	139,215	852,318
TX Group A.G. (Switzerland)	1,354	97,625
		2,879,745
Telecommunications - 1.9%
Airtel Africa PLC (United Kingdom)	780,510	586,032
ARTERIA Networks Corp. (Japan) (a)	24,600	427,839
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel) (a)	877,546	1,016,858
Chorus, Ltd. (New Zealand)	35,967	206,165
CITIC Telecom International Holdings, Ltd. (Hong Kong)	2,168,000	693,517
Eutelsat Communications S.A. (France)	32,211	313,767
SpeedCast International, Ltd. (Australia) (a) (b)	55,059	26,453
TalkTalk Telecom Group PLC (United Kingdom)	97,799	101,022
Telekom Austria A.G. (Austria)	37,387	264,357
		3,636,010
Consumer Discretionary - 15.1%
Apparel & Textile Products - 0.4%
Pacific Textiles Holdings, Ltd. (Hong Kong)	1,572,000	733,598

Automotive - 2.1%
Aisan Industry Co., Ltd. (Japan)	22,717	101,547

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Consumer Discretionary - 15.1% (Continued)
Automotive - 2.1% (Continued)
CIE Automotive S.A. (Spain)	30,333	$572,424
Daikyonishikawa Corp. (Japan)	78,664	418,479
Eagle Industry Co., Ltd. (Japan)	38,800	293,139
Exedy Corp. (Japan)	28,606	372,543
Faurecia S.E. (France) (a)	6,661	287,157
G-Tekt Corp. (Japan)	4,136	47,136
Piaggio & C. S.p.A. (Italy)	351,069	948,641
TI Fluid Systems PLC (United Kingdom)	136,336	270,772
Topre Corp. (Japan)	37,300	402,638
Toyo Tire Corp. (Japan)	15,500	251,027
		3,965,503
Home & Office Products - 0.1%
Societe BIC S.A. (France)	4,324	226,664

Home Construction - 3.5%
Bellway PLC (United Kingdom)	26,472	802,330
Cleanup Corp. (Japan)	15,900	77,788
Haseko Corp. (Japan)	156,100	2,055,719
Inwido A.B. (Sweden) (a)	156,759	1,592,928
Open House Co., Ltd. (Japan)	5,300	191,976
Redrow PLC (United Kingdom)	189,603	986,495
Takara Leben Co., Ltd. (Japan)	32,057	94,972
Vistry Group PLC (United Kingdom)	142,772	1,046,254
		6,848,462
Leisure Facilities & Services - 1.4%
Betsson A.B. (Sweden) (a)	142,356	1,090,994
Gamesys Group PLC (United Kingdom)	89,680	1,379,336
Kindred Group PLC (Sweden)	23,309	168,732
LeoVegas A.B. (Sweden) (a)	24,407	103,152
		2,742,214
Retail - Discretionary - 5.1%
Arcland Sakamoto Co., Ltd. (Japan)	30,000	615,721
Best World International, Ltd. (Singapore) (b)	88,900	73,222
Chow Sang Sang Holdings International, Ltd. (Hong Kong)	238,400	256,657
CONEXIO Corp. (Japan)	35,561	399,060

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Consumer Discretionary - 15.1% (Continued)
Retail - Discretionary - 5.1% (Continued)
Dixons Carphone PLC (United Kingdom)	286,375	$344,872
Harvey Norman Holdings, Ltd. (Australia)	106,176	345,418
Hornbach Baumarkt A.G. (Germany)	19,838	1,053,777
Hornbach Holding A.G. & Co. KGaA (Germany)	17,167	2,004,964
JB Hi-Fi, Ltd. (Australia)	25,167	855,286
Joyful Honda Co., Ltd. (Japan) (a)	36,980	603,267
Komeri Co., Ltd. (Japan)	20,300	641,471
Nishimatsuya Chain Co., Ltd. (Japan)	9,100	123,189
Redde Northgate PLC (United Kingdom)	437,762	1,042,024
Super Retail Group, Ltd. (Australia)	86,462	657,261
T-Gaia Corp. (Japan)	27,932	525,562
XEBIO Holdings Co., Ltd. (Japan)	55,900	404,421
		9,946,172
Wholesale - Discretionary - 2.5%
Accent Group, Ltd. (Australia)	1,056,275	1,258,461
ALSO Holding A.G. (Switzerland) (a)	4,165	1,102,821
Daiwabo Holdings Co., Ltd. (Japan)	21,200	1,371,016
Dicker Data, Ltd. (Australia)	30,073	166,116
Econocom Group S.A./N.V. (Belgium) (a)	167,699	506,361
Kanematsu Corp. (Japan)	41,500	509,138
		4,913,913
Consumer Staples - 7.6%
Food - 4.2%
Agrana Beteiligungs A.G. (Austria)	6,430	123,203
Bakkavor Group PLC (United Kingdom) (a)	212,981	185,225
Bumitama Agri, Ltd. (Singapore)	91,042	32,438
Ebro Foods S.A. (Spain)	4,284	99,766
Emmi A.G. (Switzerland)	186	185,800
Feed One Co., Ltd. (Japan) (a)	47,749	422,869
ForFarmers N.V. (Netherlands)	38,392	234,998
Japfa, Ltd. (Singapore)	1,402,363	619,832
La Doria S.p.A. (Italy)	8,456	110,668
Leroy Seafood Group A.S.A. (Norway)	15,492	88,951
Marudai Food Co., Ltd. (Japan)	5,092	84,170
Megmilk Snow Brand Co., Ltd. (Japan)	40,400	977,756

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Consumer Staples - 7.6% (Continued)
Food - 4.2% (Continued)
Origin Enterprises PLC (Ireland)	106,975	$419,672
Premier Foods PLC (United Kingdom) (a)	90,853	108,437
Prima Meat Packers, Ltd. (Japan)	35,500	1,094,349
Schouw & Co. A/S (Denmark)	1,027	99,373
Starzen Co., Ltd. (Japan)	7,703	304,287
Strauss Group, Ltd. (Israel)	24,812	712,195
Tassal Group, Ltd. (Australia)	367,454	916,557
Tate & Lyle PLC (United Kingdom)	151,375	1,299,093
		8,119,639
Food & Staples Retailing - 0.3%
Valor Holdings Co., Ltd. (Japan)	21,900	605,979

Household Products - 0.2%
Ontex Group N.V. (Belgium) (a)	16,540	215,757
S.T. Corp. (Japan)	7,826	168,536
		384,293
Retail - Consumer Staples - 2.0%
Arcs Co., Ltd. (Japan)	27,159	697,112
Axial Retailing, Inc. (Japan)	6,746	316,731
Cawachi, Ltd. (Japan)	20,500	569,271
Clas Ohlson A.B. - B Shares (Sweden)	50,334	511,223
Conviviality PLC (United Kingdom) (a) (b)	284,313	0
Izumi Co., Ltd. (Japan)	30,100	1,097,336
Life Corp. (Japan)	10,400	479,917
Okuwa Co., Ltd. (Japan)	6,700	95,731
Qol Holdings Co., Ltd. (Japan)	9,850	113,291
Sonae SGPS S.A. (Portugal)	88,641	60,118
		3,940,730
Tobacco & Cannabis - 0.8%
Scandinavian Tobacco Group A/S (Denmark)	98,366	1,456,574

Wholesale - Consumer Staples - 0.1%
Scandi Standard A.B. (Sweden) (a)	22,425	171,623
Synlait Milk, Ltd. (New Zealand) (a)	25,367	92,314
		263,937

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Energy - 0.9%
Oil & Gas Producers - 0.9%
Beach Energy, Ltd. (Australia)	464,594	$445,419
Diversified Gas & Oil PLC (United Kingdom)	912,018	1,234,661
Oil Refineries, Ltd. (Israel)	304,636	54,275
Serica Energy PLC (United Kingdom)	31,788	39,218
		1,773,573
Oil & Gas Services & Equipment - 0.0% (c)
Sembcorp Marine, Ltd. (Singapore) (a)	673,789	72,822

Financials - 10.8%
Asset Management - 1.9%
Anima Holding S.p.A. (Italy)	381,411	1,495,626
DWS Group GmbH & Co. KGaA (Germany) (a)	17,782	612,924
IOOF Holdings, Ltd. (Australia)	156,586	347,549
Navigator Global Investments, Ltd. (Australia)	221,374	243,090
Pendal Group, Ltd. (Australia)	237,281	938,716
		3,637,905
Banking - 2.1%
77 Bank, Ltd. (The) (Japan)	15,200	234,631
Bank of Saga, Ltd. (The) (Japan)	12,100	150,505
BAWAG Group A.G. (Austria) (a)	23,412	846,566
Dah Sing Financial Holdings, Ltd. (Hong Kong)	71,200	171,844
Gunma Bank, Ltd. (The) (Japan)	136,763	455,902
Hiroshima Bank, Ltd. (The) (Japan)	20,200	117,372
Miyazaki Bank, Ltd. (The) (Japan)	3,660	83,670
Nishi-Nippon Financial Holdings, Inc. (Japan)	61,900	431,701
Norwegian Finans Holding A.S.A. (Norway) (a)	149,798	1,090,931
San ju San Financial Group, Inc. (Japan)	7,999	104,427
Sydbank A/S (Denmark)	6,753	105,852
Tokyo Kiraboshi Financial Group, Inc. (Japan)	3,200	34,472
Towa Bank, Ltd. (The) (Japan)	43,146	296,637
		4,124,510
Institutional Financial Services - 1.0%
Guotai Junan International Holdings, Ltd. (Hong Kong)	1,024,000	137,231
IG Group Holdings PLC (United Kingdom)	48,962	500,134
Link Administration Holdings, Ltd. (Australia)	32,022	86,435

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Financials - 10.8% (Continued)
Institutional Financial Services - 1.0% (Continued)
TP ICAP PLC (United Kingdom)	402,135	$1,183,529
		1,907,329
Insurance - 1.6%
ASR Nederland N.V. (Netherlands)	14,656	492,996
Challenger, Ltd. (Australia)	32,872	91,434
Helvetia Holding A.G. (Switzerland)	14,263	1,215,058
Menora Mivtachim Holdings, Ltd. (Israel) (a)	7,806	94,823
Migdal Insurance and Financial Holdings, Ltd. (Israel) (a)	570,624	371,374
Protector Forsikring A.S.A. (Norway) (a)	33,314	163,199
Unipol Gruppo S.p.A. (Italy) (a)	90,906	397,311
Vienna Insurance Group A.G. (Austria)	11,265	250,715
		3,076,910
Specialty Finance - 4.2%
AIFUL Corp. (Japan) (a)	242,700	628,810
Banca Farmafactoring S.p.A. (Italy) (a) (d)	52,708	296,472
Credit Saison Co., Ltd. (Japan)	68,800	730,805
Fuyo General Lease Co., Ltd. (Japan)	10,400	644,584
Hitachi Capital Corp. (Japan)	22,183	521,485
International Personal Finance PLC (United Kingdom) (a)	195,061	116,785
Intrum A.B. (Sweden)	45,696	1,119,621
Kanamoto Co., Ltd. (Japan)	28,282	644,717
Nishio Rent All Co., Ltd. (Japan)	13,200	280,627
Plus500, Ltd. (United Kingdom)	85,632	1,730,951
Resurs Holding A.B. (Sweden)	204,174	1,055,576
Sun Hung Kai & Co., Ltd. (Hong Kong)	1,072,000	419,725
		8,190,158
Health Care - 6.8%
Biotech & Pharma - 2.6%
Alliance Pharma PLC (United Kingdom)	142,879	136,426
Clinigen Group PLC (United Kingdom)	5,009	45,272
Dermapharm Holding S.E. (Germany)	1,827	97,691
Fuso Pharmaceutical Industries, Ltd. (Japan)	6,000	166,071
Hikma Pharmaceuticals PLC (United Kingdom)	21,588	723,556
Kaken Pharmaceutical Co., Ltd. (Japan)	24,900	1,140,814
Pharma Mar S.A. (Spain)	5,220	662,379

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Health Care - 6.8% (Continued)
Biotech & Pharma - 2.6% (Continued)
Recipharm A.B. (Sweden) (a)	47,668	$826,917
Sawai Pharmaceutical Co., Ltd. (Japan)	11,900	600,303
Towa Pharmaceutical Co., Ltd. (Japan)	35,873	719,790
		5,119,219
Health Care Facilities & Services - 2.4%
Australian Pharmaceutical Industries, Ltd. (Australia)	1,244,900	937,086
Galenica A.G. (Switzerland)	19,712	1,370,471
Humana A.B. (Sweden) (a)	52,974	340,594
Integral Diagnostics, Ltd. (Australia)	218,391	659,135
Mediclinic International PLC (United Kingdom)	90,654	332,770
UDG Healthcare PLC (United Kingdom)	26,267	261,272
Vital KSK Holdings, Inc. (Japan)	65,900	682,105
		4,583,433
Medical Equipment & Devices - 1.8%
Comet Holdings A.G. (Switzerland)	654	100,241
ConvaTec Group PLC (United Kingdom)	49,705	114,503
Draegerwerk A.G. & Co. KGaA (Germany) (a)	8,585	633,078
Getinge A.B. - B Shares (Sweden)	81,827	1,780,090
Inmode, Ltd. (Israel) (a)	8,100	293,058
Paramount Bed Holdings Co., Ltd. (Japan)	12,047	497,826
Tecan Group A.G. (Switzerland)	215	106,904
		3,525,700
Industrials - 20.1%
Aerospace & Defense - 0.1%
Ultra Electronics Holdings PLC (United Kingdom)	4,594	123,455

Commercial Support Services - 1.2%
Asahi Holdings, Inc. (Japan)	22,900	743,259
Derichebourg S.A. (France)	155,972	460,822
G4S PLC (United Kingdom)	122,959	317,131
Loomis A.B. (Sweden) (a)	6,677	182,620
Phoenix Group Holdings PLC (United Kingdom)	59,124	525,781
Prosegur Cia de Seguridad S.A. (Spain)	64,423	154,473
		2,384,086

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 20.1% (Continued)
Electrical Equipment - 2.8%
Hosiden Corp. (Japan)	82,800	$748,510
Signify N.V. (Netherlands) (a)	71,403	2,641,342
Sinko Industries, Ltd. (Japan)	15,882	221,671
Uponor OYJ (Finland)	83,418	1,457,714
Zehnder Group A.G. (Switzerland)	9,542	461,428
		5,530,665
Engineering & Construction - 8.4%
Allreal Holding A.G. (Switzerland)	5,452	1,174,450
Balfour Beatty PLC (United Kingdom)	35,318	101,671
Daiho Corp. (Japan)	10,600	303,446
Fomento de Construcciones y Contratas S.A. (Spain)	27,734	264,397
Implenia A.G. (Switzerland)	29,949	919,545
Kandenko Co., Ltd. (Japan)	68,900	562,679
Keller Group PLC (United Kingdom)	54,533	428,524
Kumagai Gumi Co., Ltd. (Japan)	55,000	1,416,949
Kyudenko Corp. (Japan)	36,700	1,057,482
Morgan Sindall Group PLC (United Kingdom)	26,502	389,007
Nippo Corp. (Japan)	25,800	713,412
Nishimatsu Construction Co., Ltd. (Japan)	40,797	810,204
Peab A.B. - Class B (Sweden) (a)	151,135	1,514,118
Penta-Ocean Construction Co., Ltd. (Japan)	154,400	1,012,081
PER Aarsleff Holdings A/S (Denmark)	30,049	1,260,327
Sanki Engineering Co., Ltd. (Japan)	66,840	732,516
Takamatsu Construction Group Co., Ltd. (Japan)	26,167	572,482
TOA Corp. (Japan)	44,100	708,266
Toda Corp. (Japan)	60,200	413,083
Toenec Corp. (Japan)	5,007	170,741
Totetsu Kogyo Co., Ltd. (Japan)	19,650	530,549
Toyo Construction Co., Ltd. (Japan)	132,000	516,278
Yahagi Construction Co., Ltd. (Japan)	18,200	161,413
Yokogawa Bridge Holdings Corp. (Japan)	27,000	501,528
Yurtec Corp. (Japan)	12,481	76,570
		16,311,718
Industrial Intermediate Products - 0.6%
Bekaert S.A. (Belgium)	5,918	123,305

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 20.1% (Continued)
Industrial Intermediate Products - 0.6% (Continued)
Trelleborg A.B. (Sweden) (a)	57,685	$1,018,449
		1,141,754
Industrial Support Services - 1.1%
Aggreko PLC (United Kingdom)	39,401	187,350
Gecoss Corp. (Japan)	15,200	136,143
Hakuto Co., Ltd. (Japan)	12,700	135,531
Rexel S.A. (France) (a)	128,649	1,613,223
		2,072,247
Machinery - 1.9%
Aichi Corp. (Japan)	15,255	127,814
Danieli & C. Officine Meccaniche S.p.A. (Italy)	43,050	480,072
IMI PLC (United Kingdom)	84,795	1,143,833
Johnson Electric Holdings, Ltd. (Hong Kong)	465,000	1,013,322
Sulzer A.G. (Switzerland)	4,324	347,501
Takeuchi Manufacturing Co., Ltd. (Japan)	26,200	521,007
		3,633,549
Transportation & Logistics - 3.4%
Babcock International Group PLC (United Kingdom) (a)	217,370	701,109
bpost S.A. (Belgium)	184,926	1,619,538
Compania de Distribucion Integral Logista Holdings S.A. (Spain)	18,162	310,062
D/S Norden A/S (Denmark)	71,622	1,163,811
Euronav N.V. (Belgium)	137,408	1,216,843
Go-Ahead Group PLC (The) (United Kingdom)	83,240	619,227
Hafnia, Ltd. (Norway)	58,626	88,937
Hutchinson Port Holdings Trust (Singapore)	768,699	107,618
Mitsui-Soko Holdings Co., Ltd. (Japan)	14,042	245,842
Nobina A.B. (Sweden) (a)	60,385	396,874
PostNL N.V. (Netherlands) (a)	68,398	207,680
		6,677,541
Transportation Equipment - 0.6%
Austal, Ltd. (Australia)	492,252	1,162,081

Materials - 9.6%
Chemicals - 2.1%
Chori Co., Ltd. (Japan)	12,600	193,524

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Materials - 9.6% (Continued)
Chemicals - 2.1% (Continued)
Elkem A.S.A. (Norway)	389,146	$829,662
Imerys S.A. (France)	6,367	236,705
Inabata & Co., Ltd. (Japan)	68,200	870,344
Kureha Corp. (Japan)	8,000	347,065
Shikoku Chemicals Corp. (Japan)	5,758	64,034
Sumitomo Seika Chemicals Co., Ltd. (Japan)	3,692	119,301
Tokuyama Corp. (Japan)	56,000	1,349,489
Wacker Chemie A.G. (Germany)	1,031	100,068
		4,110,192
Construction Materials - 0.9%
Buzzi Unicem S.p.A. (Italy)	41,147	540,221
Fletcher Building, Ltd. (New Zealand)	271,381	694,765
Vicat S.A. (France)	9,705	324,904
Xinyi Glass Holdings, Ltd. (Hong Kong)	88,000	177,974
		1,737,864
Containers & Packaging - 1.7%
Gerresheimer A.G. (Germany)	12,036	1,347,134
Rengo Co., Ltd. (Japan)	147,800	1,116,963
Vetropack Holding A.G. (Switzerland) (a)	12,092	743,796
		3,207,893
Metals & Mining - 4.0%
Aurubis A.G. (Germany)	1,336	90,900
Centamin PLC (United Kingdom)	104,520	272,863
Ferrexpo PLC (United Kingdom)	796,577	1,813,963
KAZ Minerals PLC (United Kingdom)	42,609	288,096
Mount Gibson Iron, Ltd. (Australia)	895,470	468,090
NRW Holdings, Ltd. (Australia)	792,527	1,171,381
Perenti Global, Ltd. (Australia)	1,326,829	1,106,753
Ramelius Resources, Ltd. (Australia)	726,953	1,097,430
Sandfire Resources, Ltd. (Australia)	295,386	872,544
St Barbara, Ltd. (Australia)	219,634	474,427
		7,656,447

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Materials - 9.6% (Continued)
Steel - 0.9%
Aichi Steel Corp. (Japan)	18,500	$458,505
Aperam S.A. (France)	28,865	812,288
Godo Steel, Ltd. (Japan)	20,150	387,209
Kyoei Steel, Ltd. (Japan)	14,200	182,483
		1,840,485
Real Estate - 11.3%
Real Estate Owners & Developers - 1.8%
ADO Properties S.A. (Germany)	4,182	115,725
Ashtrom Group, Ltd. (Israel)	12,632	148,960
Corestate Capital Holding S.A. (Germany) (a)	12,119	237,605
Deutsche EuroShop A.G. (Germany) (a)	73,245	908,495
K Wah International Holdings, Ltd. (Hong Kong)	328,000	158,555
Kungsleden A.B. (Sweden)	12,853	121,644
Norstar Holdings, Inc. (Israel)	15,515	67,833
Selvaag Bolig A.S.A. (Norway)	104,709	580,586
Summit Real Estate Holdings, Ltd. (Israel)	29,126	252,170
Yanlord Land Group, Ltd. (Singapore)	1,056,474	879,188
		3,470,761
Real Estate Services - 1.7%
Entra A.S.A. (Norway)	17,515	246,111
Kenedix, Inc. (Japan)	84,600	445,374
Nyfosa A.B. (Sweden) (a)	141,229	1,249,972
Raysum Co., Ltd. (Japan)	32,300	289,245
Savills PLC (United Kingdom) (a)	34,312	344,869
Token Corp. (Japan)	6,800	502,543
Wihlborgs Fastigheter A.B. (Sweden)	7,142	141,007
		3,219,121
REIT - 7.8%
Activia Properties, Inc. (Japan) (a)	326	1,241,293
AEON REIT Investment Corp. (Japan)	632	727,825
Charter Hall Retail REIT (Australia)	139,203	336,783
Civitas Social Housing PLC (United Kingdom)	870,256	1,185,376
Cromwell European Real Estate Investment Trust (Singapore)	331,300	189,240
Cromwell Property Group (Australia)	940,469	575,925
Eagle Hospitality Trust (Singapore) (b)	1,204,600	165,030

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Real Estate - 11.3% (Continued)
REIT - 7.8% (Continued)
Eurocommercial Properties N.V. (Netherlands)	83,041	$961,998
First Real Estate Investment Trust (Singapore)	1,482,503	474,717
Frontier Real Estate Investment Corp. (Japan) (a)	268	912,746
Hammerson PLC (United Kingdom) (a)	796,152	167,628
Ichigo Office REIT Investment Corp. (Japan) (a)	1,189	864,173
Investec Australia Property Fund (Australia) (d)	305,844	283,532
Kenedix Retail REIT Corp. (Japan)	88	177,566
Keppel Pacific Oak US REIT (Singapore)	790,000	576,781
Lar Espana Real Estate Socimi S.A. (Spain)	68,801	317,358
Lippo Malls Indonesia Retail Trust (Singapore)	2,028,629	120,037
Mercialys S.A. (France)	132,096	727,505
MIRAI Corp. (Japan)	3,028	1,146,656
NewRiver REIT PLC (United Kingdom) (d)	912,817	581,258
Prime US REIT (Singapore)	158,600	131,168
RDI REIT PLC (United Kingdom)	93,472	106,377
Regional REIT, Ltd. (United Kingdom)	462,205	390,638
Sasseur Real Estate Investment Trust (Singapore)	1,072,600	607,181
Star Asia Investment Corp. (Japan)	831	346,479
Takara Leben Real Estate Investment Trust Corp. (Japan)	532	441,747
Tokyo Tatemono Co., Ltd. (Japan)	46,200	567,524
Tritax Big Box REIT PLC (United Kingdom)	193,042	385,516
Warehouse REIT PLC (United Kingdom)	147,106	210,694
Workspace Group PLC (United Kingdom)	34,035	236,133
		15,156,884
Technology - 9.3%
Semiconductors - 1.3%
Dialog Semiconductor PLC (Germany) (a)	15,308	667,285
Ferrotec Holdings Corp. (Japan)	20,900	180,071
Mycronic A.B. (Sweden)	12,946	304,560
Nova Measuring Instruments, Ltd. (Israel) (a)	1,959	102,870
Siltronic A.G. (Germany)	12,850	1,151,406
Tower Semiconductor, Ltd. (Israel) (a)	7,002	130,001
		2,536,193
Software - 2.5%
Atea A.S.A. (Norway) (a)	108,399	1,335,445

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Technology - 9.3% (Continued)
Software - 2.5% (Continued)
Avast PLC (United Kingdom)	139,237	$945,275
Bravura Solutions, Ltd. (Australia)	42,563	104,934
Hansen Technologies, Ltd. (Australia)	245,289	684,823
Integrated Research, Ltd. (Australia)	216,221	550,850
Micro Focus International PLC (United Kingdom)	39,174	124,531
Playtech PLC (United Kingdom) (a)	69,747	325,624
Transcosmos, Inc. (Japan)	30,100	821,648
		4,893,130
Technology Hardware - 2.5%
Canon Marketing Japan, Inc. (Japan)	19,200	385,295
Eizo Corp. (Japan)	11,396	443,305
Elematec Corp. (Japan)	7,723	72,898
Kaga Electronics Co., Ltd. (Japan)	40,700	868,331
Logitech International S.A. (Switzerland)	3,862	299,107
MCJ Co., Ltd. (Japan)	137,100	1,254,018
Melco Holdings, Inc. (Japan)	4,277	97,261
Quadient S.A. (France)	5,225	70,768
Restar Holdings Corp. (Japan)	29,300	605,493
Sanshin Electronics Co., Ltd. (Japan)	6,000	116,264
Spirent Communications PLC (United Kingdom)	45,623	167,766
Tamron Co., Ltd. (Japan)	29,756	471,107
		4,851,613
Technology Services - 3.0%
Computacenter PLC (United Kingdom)	70,848	2,163,333
DTS Corp. (Japan)	24,927	530,369
Mitsubishi Research Institute, Inc. (Japan)	15,500	653,092
NNIT A/S (Denmark)	14,318	297,138
Serco Group PLC (United Kingdom) (a)	385,579	631,207
Softwareone Holding A.G. (Switzerland) (a)	5,601	156,056
Sopra Steria Group (France) (a)	1,740	275,877
TietoEVRY OYJ (Finland)	40,110	1,109,087
		5,816,159

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Utilities - 2.7%
Electric & Gas Marketing & Trading - 0.1%
Genesis Energy, Ltd. (New Zealand)	98,012	$191,126

Electric Utilities - 2.2%
A2A S.p.A. (Italy)	776,294	1,127,729
BKW A.G. (Switzerland)	8,864	943,796
Contact Energy, Ltd. (New Zealand)	42,012	186,008
Drax Group PLC (United Kingdom)	420,203	1,442,585
EVN A.G. (Austria)	18,244	304,447
Hokuriku Electric Power Co. (Japan)	13,700	102,562
Sembcorp Industries, Ltd. (Singapore)	137,200	135,748
		4,242,875
Gas & Water Utilities - 0.4%
Italgas S.p.A. (Italy)	96,100	606,170
Nippon Gas Co., Ltd. (Japan)	4,600	232,438
		838,608

Total Common Stocks (Cost $193,941,981)		$191,847,280

PREFERRED STOCKS - 0.5%	Shares	Value
Health Care - 0.3%
Medical Equipment & Devices - 0.3%
Draegerwerk A.G. & Co. KGaA (Germany) (a)	7,979	$693,900

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.5% (Continued)	Shares	Value
Materials - 0.2%
Construction Materials - 0.2%
STO S.E. & Co. KGaA (Germany)	2,339	$311,026

Total Preferred Stocks (Cost $709,365)		$1,004,926

Investments at Value - 99.3% (Cost $194,651,346)		$192,852,206

Other Assets in Excess of Liabilities - 0.7%		1,251,209

Net Assets - 100.0%		$194,103,415

(a)	Non-income producing security.
(b)	Level 3 securities fair value under procedures established by the Board of Trustees, represents 0.2% of net assets. The total value of these securities is $264,705.
(c)	Percentage rounds to less than 0.1%.
(d)	Restricted security. See the table on the following page for additional information.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
Country Breakdown
September 30, 2020 (Unaudited)

Country	Value	% of Net Assets
Japan	$60,344,865	31.1%
United Kingdom	31,191,890	16.1%
Australia	16,863,969	8.7%
Sweden	14,559,603	7.5%
Germany	10,347,150	5.3%
Switzerland	9,360,671	4.8%
France	6,257,629	3.2%
Italy	6,002,910	3.1%
Netherlands	4,539,014	2.3%
Norway	4,423,822	2.3%
Denmark	4,383,075	2.3%
Singapore	4,185,022	2.2%
Hong Kong	3,762,423	1.9%
Belgium	3,681,804	1.9%
Spain	3,497,685	1.8%
Israel	3,244,417	1.7%
Finland	2,566,801	1.3%
Austria	1,789,288	0.9%
New Zealand	1,370,378	0.7%
Ireland	419,672	0.2%
Portugal	60,118	0.0	% (a)
Total Investments	$192,852,206	99.3%
Other Assets in Excess of Liabilities	1,251,209	0.7%
Net Assets	$194,103,415	100.0%

(a)	Percentage rounds to less than 0.1%.

  See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
RESTRICTED SECURITIES
September 30, 2020 (Unaudited)
Issuer Description	Acquisition Date	Cost	Value	Value as a Percentage of Net Assets
Banca Farmafactoring S.p.A. (Italy)	04/23/20-05/19/20	$263,307	$296,472	0.15%
Investec Australia Property Fund (Australia)	06/12/20-06/15/20	355,679	283,532	0.15%
NewRiver REIT PLC (United Kingdom)	02/13/18-05/11/20	1,482,600	581,258	0.30%
		$2,101,586	$1,161,262	0.60%

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Communications - 24.1%
Advertising & Marketing - 1.9%
4Imprint Group PLC (United Kingdom)	32,100	$772,735

Entertainment Content - 1.3%
DouYu International Holdings, Ltd. ADR (China) (a)	20,250	267,502
HUYA, Inc. ADR (China) (a)	11,900	285,005
		552,507
Internet Media & Services - 16.6%
Autohome, Inc. ADR (China)	6,243	599,328
BASE, Inc. (Japan) (a)	9,650	1,017,072
LIFULL Co., Ltd. (Japan)	90,400	382,804
LiveChat Software S.A. (Poland)	31,985	751,419
MarkLines Co., Ltd. (Japan)	36,411	823,715
Momo, Inc. (China)	39,400	542,144
SMS Co., Ltd. (Japan)	36,290	1,053,519
Webjet, Ltd. (Australia)	342,442	966,943
ZIGExN Co., Ltd. (Japan)	191,642	630,261
		6,767,205
Telecommunications - 4.3%
KINX, Inc. (South Korea)	13,885	1,048,400
Vision, Inc. (Japan) (a)	88,100	686,920
		1,735,320
Consumer Discretionary - 21.9%
Consumer Services - 2.0%
Fu Shou Yuan International Group, Ltd. (China)	829,247	809,974

E-Commerce Discretionary - 4.1%
boohoo Group PLC (Jersey) (a)	185,340	894,747
Kitanotatsujin Corp. (Japan)	148,100	767,842
		1,662,589
Leisure Facilities & Services - 7.1%
Enlabs A.B. (Sweden) (a)	350,000	1,220,266
Evolution Gaming Group A.B. (Sweden)	17,700	1,169,249
Jumbo Interactive, Ltd. (Australia)	58,100	524,866
		2,914,381

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Consumer Discretionary - 21.9% (Continued)
Leisure Products - 2.0%
MIPS A.B. (Sweden)	18,059	$804,094

Retail - Discretionary - 6.7%
Boyd Group Services, Inc. (Canada)	6,415	990,766
China Meidong Auto Holdings, Ltd. (Hong Kong)	184,800	711,957
SwedenCare A.B. (Sweden)	25,010	569,568
Vertu Motors PLC (United Kingdom)	1,312,518	444,044
		2,716,335
Financials - 7.7%
Asset Management - 1.6%
Azimut Holdings S.p.A. (Italy)	35,077	633,468

Institutional Financial Services - 3.7%
Nihon M&A Center, Inc. (Japan)	12,430	710,964
Strike Co., Ltd. (Japan)	13,600	799,041
		1,510,005
Specialty Finance - 2.4%
Mortgage Advice Bureau Holdings, Ltd. (United Kingdom)	108,249	984,717

Health Care - 0.8%
Biotech & Pharma - 0.8%
Essex Bio-Technology, Ltd. (Hong Kong)	565,000	330,916

Industrials - 8.9%
Commercial Support Services - 5.0%
Clipper Logistics PLC (United Kingdom)	244,575	1,540,674
M&A Capital Partners Co., Ltd. (Japan) (a)	10,812	509,561
		2,050,235
Engineering & Construction - 2.0%
Instalco A.B. (Sweden) (a)	35,900	798,255

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Industrials - 8.9% (Continued)
Industrial Support Services - 1.9%
Diploma PLC (United Kingdom)	27,980	$793,340

Materials - 1.9%
Chemicals - 1.9%
IMCD N.V. (Netherlands)	6,640	789,834

Technology - 30.5%
Software - 14.3%
Constellation Software, Inc. (Canada)	1,475	1,638,885
Fortnox A.B. (Sweden)	47,754	1,439,381
GB Group PLC (United Kingdom) (a)	165,420	1,497,811
Logo Yazilim Sanayi Ve Ticaret A.S. (Turkey) (a)	49,860	630,362
Sinch A.B. (Sweden) (a)	7,400	603,330
		5,809,769
Technology Hardware - 1.0%
PAX Global Technology, Ltd. (China)	688,200	414,692

Technology Services - 15.2%
Appen, Ltd. (Australia)	69,210	1,710,368
CANCOM S.E. (Germany)	18,030	931,421
Keywords Studios PLC (Ireland)	65,489	1,838,762
PagSeguro Digital, Ltd. - Class A (Brazil) (a)	20,540	774,563

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Technology Services - 15.2% (Continued)
Softcat PLC (United Kingdom)	60,969	$948,012
		6,203,126

Investments at Value - 95.8% (Cost $28,029,042)		$39,053,497

Other Assets in Excess of Liabilities - 4.2%		1,725,237

Net Assets - 100.0%		$40,778,734

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
Country Breakdown
September 30, 2020 (Unaudited)

Country	Value	% of Net Assets
Japan	$7,381,699	18.1%
United Kingdom	6,981,333	17.1%
Sweden	6,604,143	16.2%
Australia	3,202,177	7.9%
China	2,918,645	7.2%
Canada	2,629,651	6.4%
Ireland	1,838,762	4.5%
South Korea	1,048,400	2.6%
Hong Kong	1,042,873	2.6%
Germany	931,421	2.3%
Jersey	894,747	2.2%
Netherlands	789,834	1.9%
Brazil	774,563	1.9%
Poland	751,419	1.8%
Italy	633,468	1.6%
Turkey	630,362	1.5%
Total Investments	$39,053,497	95.8%
Other Assets in Excess of Liabilities	1,725,237	4.2%
Net Assets	$40,778,734	100.0%

See notes to Quarterly Statements of Investments.

SBH FUNDAMENTAL INTERNATIONAL SMALL CAP FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
September 30, 2020 (Unaudited)

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2020	Fund Delivering	U.S. $ Value at September 30, 2020	Asset Derivatives Unrealized Appreciation	Liability Derivatives Unrealized Depreciation
BNY Mellon	12/15/2020	AED	47,451	USD	47,430	$21	$-
BNY Mellon	12/15/2020	BRL	577,435	USD	604,401	-	(26,966)
BNY Mellon	12/15/2020	CAD	1,036	USD	1,046	-	(10)
BNY Mellon	12/15/2020	CHF	1,551,344	USD	1,560,345	-	(9,001)
BNY Mellon	12/15/2020	CLP	73,950	USD	74,869	-	(919)
BNY Mellon	12/15/2020	COP	22,944	USD	23,303	-	(359)
BNY Mellon	12/15/2020	CZK	3,842	USD	3,949	-	(107)
BNY Mellon	12/15/2020	DKK	506,194	USD	510,001	-	(3,807)
BNY Mellon	12/15/2020	EUR	3,623,847	USD	3,647,919	-	(24,072)
BNY Mellon	12/15/2020	HUF	7,747	USD	7,915	-	(168)
BNY Mellon	12/15/2020	IDR	147,760	USD	147,375	385	-
BNY Mellon	12/15/2020	ILS	480,294	USD	485,800	-	(5,506)
BNY Mellon	12/15/2020	INR	1,028,319	USD	1,024,303	4,016	-
BNY Mellon	12/15/2020	JPY	624,438	USD	621,556	2,882	-
BNY Mellon	12/15/2020	MXP	168,163	USD	170,808	-	(2,645)
BNY Mellon	12/15/2020	NOK	627,506	USD	644,837	-	(17,331)
BNY Mellon	12/15/2020	NZD	265,816	USD	266,420	-	(604)
BNY Mellon	12/15/2020	PHP	59,403	USD	59,105	298	-
BNY Mellon	12/15/2020	QAR	91,002	USD	90,963	39	-
BNY Mellon	12/15/2020	RUB	87,976	USD	89,157	-	(1,181)
BNY Mellon	12/15/2020	SAR	229,323	USD	229,428	-	(105)
BNY Mellon	12/15/2020	SGD	486,923	USD	485,197	1,726	-
BNY Mellon	12/15/2020	THB	286,529	USD	288,546	-	(2,017)
BNY Mellon	12/15/2020	TWD	2,016,850	USD	1,996,644	20,206	-
BNY Mellon	12/15/2020	USD	616,707	AUD	609,941	6,766	-
BNY Mellon	12/15/2020	USD	5,818,107	GBP	5,766,653	51,454	-
BNY Mellon	12/15/2020	USD	5,200	HKD	5,199	1	-
BNY Mellon	12/15/2020	USD	461,414	KRW	470,869	-	(9,455)
BNY Mellon	12/15/2020	USD	660,890	PLN	645,036	15,854	-
BNY Mellon	12/15/2020	USD	2,309,181	SEK	2,269,433	39,748	-
BNY Mellon	12/15/2020	USD	480,746	TRY	474,287	6,459	-
BNY Mellon	12/15/2020	ZAR	293,673	USD	290,345	3,328	-
Total						$153,183	$(104,253)

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Communications - 4.0%
Cable & Satellite - 2.0%
Comcast Corp. - Class A	15,502	$717,123

Internet Media & Services - 2.0%
Alphabet, Inc. - Class C (a)	489	718,634

Consumer Discretionary - 10.3%
Apparel & Textile Products - 1.9%
adidas A.G. (Germany) (a)	2,139	690,866

E-Commerce Discretionary - 2.8%
Amazon.com, Inc. (a)	315	991,850

Leisure Facilities & Services - 1.5%
Starbucks Corp.	6,397	549,630

Retail - Discretionary - 4.1%
Home Depot, Inc. (The)	3,275	909,500
O'Reilly Automotive, Inc. (a)	1,179	543,614
		1,453,114
Consumer Staples - 11.0%
Beverages - 1.9%
Asahi Group Holdings, Ltd. (Japan)	19,700	686,454

Food - 5.0%
Hain Celestial Group, Inc. (The) (a)	10,508	360,424
Kerry Group PLC - Class A (Ireland) (a)	6,803	871,484
Mondelēz International, Inc. - Class A	9,622	552,784
		1,784,692
Household Products - 2.6%
Unilever PLC ADR (United Kingdom)	14,791	912,309

Retail - Consumer Staples - 1.5%
Costco Wholesale Corp.	1,559	553,445

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Energy - 1.4%
Oil & Gas Producers - 1.4%
Chevron Corp.	7,110	$511,920

Financials - 9.6%
Asset Management - 1.5%
Partners Group Holding A.G. (Switzerland)	583	536,153

Banking - 2.5%
JPMorgan Chase & Co.	9,494	913,987

Insurance - 5.6%
Aon PLC - Class A (Ireland)	4,476	923,399
Globe Life, Inc.	6,757	539,884
Reinsurance Group of America, Inc.	5,542	527,543
		1,990,826
Health Care - 15.2%
Biotech & Pharma - 4.3%
Novartis A.G. ADR (Switzerland)	8,052	700,202
Zoetis, Inc.	4,987	824,700
		1,524,902
Health Care Facilities & Services - 6.4%
Charles River Laboratories International, Inc. (a)	2,883	652,855
Lonza Group A.G. (Switzerland)	1,296	799,669
UnitedHealth Group, Inc.	2,737	853,315
		2,305,839
Medical Equipment & Devices - 4.5%
Alcon, Inc. (Switzerland) (a)	17,152	976,806
Bio-Techne Corp.	2,576	638,153
		1,614,959
Industrials - 11.3%
Aerospace & Defense - 1.4%
L3Harris Technologies, Inc.	2,971	504,595

Commercial Support Services - 1.9%
Compass Group PLC (United Kingdom)	45,019	676,251

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Industrials - 11.3% (Continued)
Electrical Equipment - 4.1%
Keysight Technologies, Inc. (a)	5,512	$544,475
Rockwell Automation, Inc.	2,508	553,466
Roper Technologies, Inc.	912	360,340
		1,458,281
Engineering & Construction - 1.6%
Quanta Services, Inc.	10,723	566,818

Industrial Support Services - 1.3%
Grainger (W.W.), Inc.	1,302	464,514

Machinery - 1.0%
Deere & Co.	1,645	364,581

Materials - 6.0%
Chemicals - 4.3%
FMC Corp.	3,329	352,574
Linde PLC (United Kingdom)	3,381	805,118
Sherwin-Williams Co. (The)	514	358,124
		1,515,816
Metals & Mining - 1.7%
Franco-Nevada Corp. (Canada)	4,403	614,571

Technology - 25.1%
Semiconductors - 6.9%
Marvell Technology Group, Ltd. (Bermuda)	27,639	1,097,268
Monolithic Power Systems, Inc.	1,380	385,862
NXP Semiconductors N.V. (Netherlands)	8,028	1,001,975
		2,485,105
Software - 8.8%
Adobe, Inc. (a)	1,103	540,944
Dassault Systemes S.E. (France)	4,355	812,675
Microsoft Corp.	5,954	1,252,305
ServiceNow, Inc. (a)	1,141	553,385
		3,159,309

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Technology - 25.1% (Continued)
Technology Hardware - 2.3%
Telefonaktiebolaget LM Ericsson - B Shares (Sweden)	74,291	$812,813

Technology Services - 7.1%
CoStar Group, Inc. (a)	641	543,895
IHS Markit, Ltd.	9,105	714,834
S&P Global, Inc.	1,534	553,160
Visa, Inc. - Class A	3,570	713,893
		2,525,782
Utilities - 2.7%
Electric Utilities - 2.7%
Enel S.p.A. (Italy)	109,455	949,750

Investments at Value - 96.6% (Cost $34,109,738)		$34,554,889

Other Assets in Excess of Liabilities - 3.4%		1,202,609

Net Assets - 100.0%		$35,757,498

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
Country Breakdown
September 30, 2020 (Unaudited)

Country	Value	% of Net Assets
United States	$20,687,126	57.9%
Switzerland	3,012,830	8.4%
United Kingdom	2,393,678	6.7%
Ireland	1,794,883	5.0%
Bermuda	1,097,268	3.1%
Netherlands	1,001,975	2.8%
Italy	949,750	2.6%
Sweden	812,813	2.3%
France	812,675	2.3%
Germany	690,866	1.9%
Japan	686,454	1.9%
Canada	614,571	1.7%
Total Investments	$34,554,889	96.6%
Other Assets in Excess of Liabilities	1,202,609	3.4%
Net Assets	$35,757,498	100.0%

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Communications - 7.0%
Cable & Satellite - 1.9%
Comcast Corp. - Class A	7,596	$351,391

Entertainment Content - 1.4%
Walt Disney Co. (The)	2,070	256,845

Internet Media & Services - 3.7%
Alphabet, Inc. - Class C (a)	458	673,077

Consumer Discretionary - 11.1%
E-Commerce Discretionary - 4.3%
Amazon.com, Inc. (a)	247	777,736

Leisure Facilities & Services - 4.8%
Chipotle Mexican Grill, Inc. (a)	216	268,641
Darden Restaurants, Inc.	2,541	255,980
Starbucks Corp.	4,120	353,991
		878,612
Retail - Discretionary - 2.0%
Ross Stores, Inc.	3,982	371,600

Consumer Staples - 7.7%
Food - 3.8%
Hain Celestial Group, Inc. (The) (a)	9,327	319,916
Mondelēz International, Inc. - Class A	6,613	379,917
		699,833
Retail - Consumer Staples - 3.9%
Dollar General Corp.	1,671	350,275
Walmart, Inc.	2,503	350,195
		700,470
Energy - 0.8%
Oil & Gas Producers - 0.8%
Chevron Corp.	2,150	154,800

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Financials - 8.6%
Asset Management - 1.3%
Blackstone Group, Inc. (The) - Class A	4,362	$227,697

Banking - 2.3%
JPMorgan Chase & Co.	4,386	422,240

Institutional Financial Services - 1.4%
Nasdaq, Inc.	2,090	256,464

Insurance - 3.6%
Arthur J. Gallagher & Co.	3,657	386,106
Chubb, Ltd. (Switzerland)	2,335	271,140
		657,246
Health Care - 14.8%
Biotech & Pharma - 3.5%
Amgen, Inc.	1,609	408,943
Vertex Pharmaceuticals, Inc. (a)	856	232,935
		641,878
Health Care Facilities & Services - 2.4%
UnitedHealth Group, Inc.	1,376	428,996

Medical Equipment & Devices - 8.9%
Abbott Laboratories	4,481	487,667
Alcon, Inc. (Switzerland) (a)	5,546	315,845
Danaher Corp.	1,861	400,729
Stryker Corp.	2,000	416,740
		1,620,981
Industrials - 9.7%
Aerospace & Defense - 2.5%
L3Harris Technologies, Inc.	1,493	253,571
Lockheed Martin Corp.	559	214,254
		467,825
Commercial Support Services - 2.0%
Republic Services, Inc.	3,871	361,358

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Industrials - 9.7% (Continued)
Electrical Equipment - 2.2%
Rockwell Automation, Inc.	1,800	$397,224

Industrial Support Services - 1.5%
Grainger (W.W.), Inc.	767	273,642

Machinery - 1.5%
Deere & Co.	1,225	271,497

Materials - 4.8%
Chemicals - 4.8%
Air Products & Chemicals, Inc.	899	267,776
FMC Corp.	2,338	247,618
Sherwin-Williams Co. (The)	515	358,821
		874,215
Real Estate - 1.4%
REIT - 1.4%
American Tower Corp.	1,053	254,542

Technology - 29.2%
Semiconductors - 4.7%
NVIDIA Corp.	806	436,223
Texas Instruments, Inc.	2,950	421,231
		857,454
Software - 8.8%
Adobe, Inc. (a)	938	460,023
Autodesk, Inc. (a)	1,589	367,075
Microsoft Corp.	3,742	787,055
		1,614,153
Technology Hardware - 4.1%
Apple, Inc.	6,436	745,353

Technology Services - 11.6%
Accenture PLC - Class A (Ireland)	1,373	310,284
Booz Allen Hamilton Holding Corp.	4,036	334,907
IHS Markit, Ltd.	4,076	320,007

SEGALL BRYANT & HAMILL WORKPLACE EQUALITY FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Technology - 29.2% (Continued)
Technology Services - 11.6% (Continued)
PayPal Holdings, Inc. (a)	1,730	$340,862
S&P Global, Inc.	970	349,782
Visa, Inc. - Class A	2,278	455,532
		2,111,374
Utilities - 1.3%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	2,861	233,829

Investments at Value - 96.4% (Cost $16,303,691)		$17,582,332

Other Assets in Excess of Liabilities - 3.6%		650,205

Net Assets - 100.0%		$18,232,537

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

CORPORATE BONDS - 86.8%	Coupon	Maturity	Par Value	Value
Finance - 1.5%
Real Estate Investment Trusts - 1.5%
Ventas Realty, LP	3.250%	08/15/22	$310,000	$322,288

General Obligation - 0.8%
Local - 0.8%
Stanley Black & Decker, Inc.	2.900%	11/01/22	170,000	178,467

Industrial - 69.6%
Automobile Manufacturing - 3.0%
General Motors Financial Co., Inc.	4.200%	11/06/21	387,000	399,583
Paccar Financial Corp.	0.800%	06/08/23	240,000	241,680
				641,263
Beverage / Bottling - 4.1%
Anheuser-Busch InBev S.A./N.V.	2.625%	01/17/23	345,000	360,209
Brown Forman Corp.	2.250%	01/15/23	106,000	108,950
Keurig Dr. Pepper, Inc.	4.057%	05/25/23	360,000	391,409
				860,568
Chemicals - 1.9%
DowDuPont, Inc.	3.766%	11/15/20	393,000	394,613

Construction Machinery - 4.1%
Caterpillar Financial Services Corp.	0.650%	07/07/23	385,000	386,561
CNH Industrial Capital LLC	4.875%	04/01/21	365,000	372,043
John Deere Capital Corp., Series G (3MO LIBOR + 24) (a)	0.489%	03/12/21	105,000	105,107
				863,711
Diversified Manufacturing - 3.2%
Amphenol Corp.	3.125%	09/15/21	196,000	199,962
Eaton Electric Holdings LLC	3.875%	12/15/20	116,000	116,326
Xylem, Inc.	4.875%	10/01/21	355,000	370,521
				686,809
Electronics - 4.5%
Analog Devices, Inc.	2.875%	06/01/23	355,000	374,482
Apple, Inc.	0.750%	05/11/23	150,000	151,294
Corning, Inc.	2.900%	05/15/22	200,000	206,612

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 86.8% (Continued)	Coupon	Maturity	Par Value	Value
Electronics - 4.5% (Continued)
Dell International, LLC/EMC Corp., 144A (b)	5.450%	06/15/23	$200,000	$219,268
				951,656
Food Processors – 3.0%
Kraft Heinz Foods Co.	4.000%	06/15/23	285,000	303,167
Mondelēz International, Inc.	2.125%	04/13/23	315,000	326,930
				630,097
Healthcare Facilities / Supplies - 3.5%
Baxter International, Inc., Series J	2.400%	08/15/22	335,000	344,523
HCA, Inc.	4.750%	05/01/23	360,000	392,694
				737,217
Independent Energy - 4.9%
Apache Corp.	3.625%	02/01/21	316,000	314,420
Occidental Petroleum Corp.	4.850%	03/15/21	344,000	340,560
PDC Energy, Inc., Series 2018-A, CV	1.125%	09/15/21	400,000	379,339
				1,034,319
Information / Data Technology - 1.9%
Paypal Holdings, Inc.	1.350%	05/11/23	390,000	398,334

Leisure / Entertainment - 0.7%
Royal Caribbean Cruises, Ltd.	2.650%	11/28/20	151,000	150,245

Media - Cable - 1.8%
Time Warner Cable, Inc.	4.125%	02/15/21	75,000	75,293
Time Warner Cable, Inc.	4.000%	09/01/21	301,000	307,448
				382,741
Media - Non-Cable - 2.8%
21st Century Fox America, Inc.	4.500%	02/15/21	193,000	195,025
Omnicom GP/Omnicom Capital	3.625%	05/01/22	380,000	397,956
				592,981
Midstream Energy - 5.1%
Gulf South Pipeline Co., LP	4.000%	06/15/22	335,000	343,942
Kinder Morgan, Inc.	3.150%	01/15/23	310,000	325,395
Williams Partners, LP	4.500%	11/15/23	370,000	405,111
				1,074,448
Packaging - 3.8%
Ball Corp.	4.000%	11/15/23	375,000	398,062

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 86.8% (Continued)	Coupon	Maturity	Par Value	Value
Packaging - 3.8% (Continued)
Crown Americas LLC / Crown Americas Capital Corp. IV	4.500%	01/15/23	$388,000	$402,550
				800,612
Paper & Forest Products - 3.3%
Graphic Packaging International, Inc.	4.875%	11/15/22	335,000	347,981
Weyerhaeuser Co.	4.625%	09/15/23	305,000	339,385
				687,366
Railroads - 1.6%
Canadian Pacific Rail Road Co.	9.450%	08/01/21	310,000	332,621

Refining - 1.8%
Phillips 66	3.700%	04/06/23	350,000	374,638

Retail Stores - 1.3%
Best Buy Co., Inc.	5.500%	03/15/21	266,000	268,723

Services - 3.2%
QVC, Inc.	4.375%	03/15/23	380,000	395,056
Service Corp. International	8.000%	11/15/21	275,000	292,187
				687,243
Supermarkets - 0.1%
Kroger Co.	3.300%	01/15/21	31,000	31,189

Transportation Services - 3.0%
Continental Airlines, Inc., Series 2010-1, Class A	4.750%	07/12/22	71,142	70,461
CSX Transportation, Inc.	6.251%	01/15/23	61,049	67,672
Fedex Corp.	3.400%	01/14/22	310,000	321,327
Hawaiian Airlines, Inc., Series 2013-1, Class B	4.950%	07/15/23	48,739	43,964
U.S. Airways, Series 2013-1, Class B	5.375%	05/15/23	165,613	139,755
				643,179
Wireless Telecommunications - 3.8%
American Tower Corp.	3.500%	01/31/23	380,000	403,905
T-Mobile USA, Inc.	4.000%	04/15/22	385,000	396,554
				800,459

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 86.8% (Continued)	Coupon	Maturity	Par Value	Value
Wireline Telecommunications - 3.2%
Qwest Corp.	6.750%	12/01/21	$355,000	$374,546
Verizon Communications, Inc.	5.150%	09/15/23	265,000	299,648
				674,194
Utility - 14.9%
Electric - 14.9%
Ameren Corp.	2.700%	11/15/20	341,000	341,283
Delmarva Power & Light Co.	3.500%	11/15/23	295,000	320,188
Detroit Edison Co., Series 2012-A	2.650%	06/15/22	100,000	103,112
Dominion Energy, Inc., Series A-1 (Yield of Treasury 2.125% 05/21 + 97) (c)	2.715%	08/15/21	380,000	386,953
Duke Energy Carolinas LLC	3.900%	06/15/21	210,000	213,422
Eversource Energy, Series I	2.500%	03/15/21	298,000	300,439
Florida Power & Light Co. (a)	0.641%	07/28/23	335,000	335,244
Georgia Power Co., Series 2020-A	2.100%	07/30/23	310,000	323,586
Oncor Electric Delivery Co.	4.100%	06/01/22	85,000	89,237
Oncor Electric Delivery Co.	7.000%	09/01/22	140,000	157,450
PPL Electrc Utilities Corp.	2.500%	09/01/22	190,000	196,893
WEC Energy Group, Inc.	3.100%	03/08/22	360,000	373,902
				3,141,709

Total Corporate Bonds (Cost $18,292,968)				$18,341,690

MUNICIPAL BONDS - 4.1%	Coupon	Maturity	Par Value	Value
California - 0.8%
San Diego California Public Facilities Financing Authority Senior Water Revenue Refunding Bonds, Series 2020-B	1.231%	08/01/22	$160,000	$162,397

Maryland - 0.4%
Howard County, Maryland Refunding Consolidated Public Improvement Project and Refunding Bonds, Series 2020-C	1.224%	08/15/22	70,000	70,752

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 4.1% (Continued)	Coupon	Maturity	Par Value	Value
Maryland - 0.4% (Continued)
State of Maryland, Series 2010-A	4.200%	03/01/21	$10,000	$10,163
				80,915
New Jersey - 0.6%
New Jersey Economic Development Authority Water Facilities, Series 2020-C	1.150%	06/01/23	125,000	126,855

New York - 0.0% (d)
New York State Urban Development Corp., Series 2011-B	2.790%	03/15/21	10,000	10,095

Texas - 2.3%
Austin Texas Community College, Series 2020	0.662%	02/01/23	50,000	50,005
Central Texas Regional Mobility Authority, Series 2020-D	1.307%	01/01/22	100,000	99,965
Central Texas Regional Mobility Authority, Series 2020-C	1.345%	01/01/24	135,000	134,642
Fort Bend County Texas, Series 2020	5.000%	03/01/23	185,000	204,197
				488,809

Total Municipal Bonds (Cost $862,322)				$869,071

ASSET BACKED SECURITIES - 0.1%	Coupon	Maturity	Par Value	Value
Honda Auto Receivables Owner Trust, Series 2017-2, Class A-3	1.680%	08/16/21	$1,010	$1,011
John Deere Owner Trust, Series 2017-B, Class A-3	1.820%	10/15/21	2,945	2,947
Toyota Auto Receivables Owner Trust, Series 2017-B, Class A-3	1.760%	07/15/21	708	708
Verizon Owner Trust, Series 2018-A, Class A-1A (a)	3.230%	04/20/23	18,000	18,279
Total Asset Backed Securities (Cost $22,704)				$22,945

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND

STATEMENT OF INVESTMENTS (Continued)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%	Coupon	Maturity	Par Value	Value
FNMA Remic Trust, Series 2012-M13, Class A-2 (Cost $11,312)	2.377%	05/25/22	$11,213	$11,485

U.S. TREASURY BONDS & NOTES - 1.0%	Coupon	Maturity	Par Value	Value
United States Treasury (Cost $217,118)	2.250%	04/15/22	$215,000	$221,945

Investments at Value - 92.1% (Cost $19,406,424)				$19,467,136

Other Assets in Excess of Liabilities - 7.9%				1,668,430

Net Assets - 100.0%				$21,135,566

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)

Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are restricted. See the table on the following page for additional information regarding each restricted security.

(c)	Step coupon. Rate shown is the coupon in effect as of September 30, 2020; reference rate and spread (in basis points) are indicated parenthetically.
(d)	Percentage rounds to less than 0.1%

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
RESTRICTED SECURITIES
September 30, 2020 (Unaudited)
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Value	Value as a Percentage of Net Assets
Dell International, LLC/EMC Corp., 144A	5.450%	06/05/23	06/03/20	$215,624	$219,268	1.04%

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

CORPORATE BONDS - 47.8%	Coupon	Maturity	Par Value	Value
Finance - 9.7%
Banking - 4.3%
Bank of America Corp., Series N (a)	1.898%	07/23/31	$3,700,000	$3,683,720
Bank of America Corp., Series N	4.083%	03/20/51	3,000,000	3,706,834
Capital One Financial Corp.	3.200%	02/05/25	11,640,000	12,572,682
JPMorgan Chase & Co.	3.125%	01/23/25	7,285,000	7,945,447
PNC Bank NA	2.700%	11/01/22	6,675,000	6,972,840
Truist Financial Corp., Series G	2.850%	10/26/24	3,676,000	3,982,784
Wells Fargo & Co., Series Q	2.406%	10/30/25	7,725,000	8,093,432
				46,957,739
Broker/Asset Managers/Exchanges - 1.7%
Cboe Global Markets, Inc.	3.650%	01/12/27	9,800,000	11,138,153
FMR LLC, 144A (b) (c)	5.350%	11/15/21	3,351,000	3,531,409
FMR LLC, 144A (b) (c)	6.450%	11/15/39	2,575,000	3,924,855
				18,594,417
Life Insurance - 1.3%
Aviation Capital Group LLC, 144A (b) (c)	3.875%	05/01/23	4,250,000	4,205,654
Massachusetts Mutual Life Insurance Co., 144A (b) (c)	3.729%	10/15/70	2,279,000	2,343,106
Northwestern Mutual Life Insurance Co. (The), 144A (b) (c)	3.850%	09/30/47	6,775,000	7,637,789
				14,186,549
Mortgage Banking - 0.6%
Provident Funding Associates LP/PFG Finance Corp., 144A (b) (c)	6.375%	06/15/25	6,195,000	5,993,663

Noncaptive Diversified Financial Companies - 0.4%
Aircastle, Ltd.	5.000%	04/01/23	3,000,000	3,006,575
GATX Corp.	4.000%	06/30/30	1,575,000	1,813,099
				4,819,674
Real Estate Investment Trusts - 1.4%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	6,438,673
Ventas Realty LP	3.500%	04/15/24	3,000,000	3,206,128
Ventas Realty LP	4.400%	01/15/29	2,955,000	3,355,152

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.8% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate Investment Trusts - 1.4% (Continued)
Washington REIT	3.950%	10/15/22	$2,025,000	$2,089,725
				15,089,678
Industrial - 35.0%
Aerospace / Defense - 0.7%
Airbus Finance BV, 144A (b) (c)	2.700%	04/17/23	1,860,000	1,943,722
Hexcel Corp.	4.700%	08/15/25	1,466,000	1,626,981
Raytheon Co.	3.150%	12/15/24	3,696,000	3,991,987
				7,562,690
Automobile Manufacturing - 1.8%
General Motors Financial Co., Inc.	4.200%	11/06/21	2,500,000	2,581,287
General Motors Financial Co., Inc.	3.950%	04/13/24	4,425,000	4,681,186
Goodyear Tire & Rubber Co.	5.125%	11/15/23	2,000,000	1,995,000
Goodyear Tire & Rubber Co.	9.500%	05/31/25	1,500,000	1,627,545
Harley-Davidson Financial Services, Inc., 144A (b) (c)	4.050%	02/04/22	8,600,000	8,887,281
				19,772,299
Beverage / Bottling - 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.900%	02/01/46	5,700,000	7,065,652
Fomento Economico Mexicano S.A.B. de C.V.	2.875%	05/10/23	7,548,000	7,847,304
PepsiCo, Inc.	3.875%	03/19/60	1,575,000	1,983,000
				16,895,956
Building Products - 1.5%
Allegion PLC	3.500%	10/01/29	5,063,000	5,539,096
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,772,000
Masco Corp.	6.500%	08/15/32	6,205,000	8,035,123
				16,346,219
Construction Machinery - 1.2%
CNH Industrial N.V.	4.500%	08/15/23	3,275,000	3,557,092
Deere & Co.	3.750%	04/15/50	1,590,000	1,971,798
H&E Equipment Services, Inc.	5.625%	09/01/25	4,240,000	4,420,200
John Deere Capital Corp.	1.750%	03/09/27	2,045,000	2,137,637
United Rentals North America	3.875%	02/15/31	490,000	497,350
				12,584,077

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.8% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Products - 0.5%
Vista Outdoor, Inc.	5.875%	10/01/23	$5,175,000	$5,187,938

Diversified Manufacturing - 0.8%
Roper Technologies, Inc.	3.650%	09/15/23	7,991,000	8,684,586

Electronics - 1.7%
Amkor Technology, Inc., 144A (b) (c)	6.625%	09/15/27	4,422,000	4,744,231
Analog Devices, Inc.	2.950%	04/01/25	3,900,000	4,241,709
Dell, Inc.	7.100%	04/15/28	4,492,000	5,470,762
QORVO, Inc.	5.500%	07/15/26	2,900,000	3,075,624
QORVO, Inc., 144A (b)	4.375%	10/15/29	775,000	823,438
QORVO, Inc., 144A (b) (c)	3.375%	04/01/31	500,000	508,563
				18,864,327
Food Processors - 0.4%
Kraft Heinz Food Co.	4.625%	01/30/29	3,495,000	3,888,928

Gaming - 0.5%
MGM Growth Properties Operating Partnership LP/MGP Finance Co.	5.625%	05/01/24	5,199,000	5,512,396

Healthcare Facilities / Supplies - 0.5%
Hologic, Inc., 144A (b) (c)	4.625%	02/01/28	3,146,000	3,304,495
Teleflex, Inc.	4.625%	11/15/27	1,390,000	1,462,975
Teleflex, Inc., 144A (b) (c)	4.250%	06/01/28	350,000	362,250
				5,129,720
Independent Energy - 2.6%
Apache Corp.	3.625%	02/01/21	995,000	990,025
Apache Corp.	3.250%	04/15/22	1,670,000	1,646,787
Diamondback Energy, Inc.	3.250%	12/01/26	6,790,000	6,798,451
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	5,780,750
PDC Energy, Inc., Series 2018-A, CV	1.125%	09/15/21	8,025,000	7,610,483
Range Resources Corp.	4.875%	05/15/25	6,400,000	5,776,640
				28,603,136
Information / Data Technology - 0.8%
Fiserv, Inc.	3.200%	07/01/26	7,475,000	8,303,077

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.8% (Continued)	Coupon	Maturity	Par Value	Value
Lease / Rent - 1.0%
SBA Tower Trust, 144A, Series 2019-1C, Class 1C (b) (c)	2.836%	01/15/50	$10,000,000	$10,524,400

Leisure / Entertainment - 1.0%
Carnival Corp.	3.950%	10/15/20	5,312,000	5,298,720
Royal Caribbean Cruises, Ltd.	2.650%	11/28/20	5,578,000	5,550,110
				10,848,830
Media - Cable - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (b) (c)	5.000%	02/01/28	3,000,000	3,153,750
Comcast Corp.	2.350%	01/15/27	8,200,000	8,809,253
Dish DBS Corp.	5.875%	07/15/22	2,545,000	2,646,800
Sirius XM Radio, Inc., 144A (b) (c)	5.375%	07/15/26	4,000,000	4,162,800
				18,772,603
Media - Non-Cable - 1.9%
AMC Networks, Inc.	4.750%	12/15/22	1,421,000	1,420,822
Lamar Media Corp., 144A (b) (c)	3.750%	02/15/28	2,400,000	2,388,000
Moody's Corp.	4.875%	02/15/24	9,235,000	10,437,449
Netflix, Inc.	4.875%	04/15/28	1,000,000	1,117,500
Netflix, Inc.	6.375%	05/15/29	1,000,000	1,230,000
Netflix, Inc., 144A (b) (c)	4.875%	06/15/30	350,000	399,000
Walt Disney Co. (The)	4.625%	03/23/40	2,630,000	3,324,981
				20,317,752
Metals / Mining - 0.5%
FMG Resources August 2006 Pty., Ltd., 144A (b) (c)	4.750%	05/15/22	5,370,000	5,497,538

Midstream Energy - 3.8%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	5,932,000	6,275,403
Boardwalk Pipelines LP	3.375%	02/01/23	5,305,000	5,446,612
Boardwalk Pipelines LP	4.950%	12/15/24	3,015,000	3,309,739
Magellan Midstream Partners LP	5.000%	03/01/26	6,125,000	7,138,841
MPLX LP	4.875%	06/01/25	5,225,000	5,922,518
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	5,284,000	7,261,717

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.8% (Continued)	Coupon	Maturity	Par Value	Value
Midstream Energy - 3.8% (Continued)
Valero Energy Partners LP	4.375%	12/15/26	$5,187,000	$5,814,504
				41,169,334
Oil Field Services - 0.1%
Burlington Resources, Inc.	6.875%	02/15/26	1,000,000	1,217,801

Packaging - 1.4%
Avery Dennison Corp.	4.875%	12/06/28	5,775,000	7,175,184
Ball Corp.	4.875%	03/15/26	4,500,000	5,017,500
Silgan Holdings, Inc.	4.750%	03/15/25	779,000	792,633
Silgan Holdings, Inc.	4.125%	02/01/28	2,770,000	2,825,400
				15,810,717
Paper & Forest Products - 0.8%
Georgia-Pacific LLC, 144A (b) (c)	5.400%	11/01/20	2,078,000	2,086,170
Graphic Packaging International, Inc.	4.875%	11/15/22	1,151,000	1,195,601
West Fraser Timber Co., Ltd., 144A (b) (c)	4.350%	10/15/24	5,220,000	5,395,385
				8,677,156
Railroads - 0.3%
Kansas City Southern	2.875%	11/15/29	3,293,000	3,488,411

Restaurants - 0.2%
Starbucks Corp., CV	2.000%	03/12/27	2,000,000	2,114,520

Retail Stores - 1.1%
AutoNation, Inc.	4.750%	06/01/30	3,369,000	3,987,065
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 144A (b) (c)	8.000%	06/01/21	3,120,000	3,127,800
Hanesbrands, Inc., 144A (b) (c)	4.625%	05/15/24	2,491,000	2,590,117
Hanesbrands, Inc., 144A (b) (c)	4.875%	05/15/26	2,000,000	2,135,000
				11,839,982
Services - 2.2%
Block Financial LLC	3.875%	08/15/30	5,340,000	5,364,158
Quanta Services, Inc.	2.900%	10/01/30	8,000,000	8,166,750
QVC, Inc.	4.850%	04/01/24	5,122,000	5,353,002
QVC, Inc.	4.750%	02/15/27	2,085,000	2,141,316
Service Corp. International	4.625%	12/15/27	483,000	511,589

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.8% (Continued)	Coupon	Maturity	Par Value	Value
Services - 2.2% (Continued)
Service Corp. International	5.125%	06/01/29	$2,700,000	$2,991,951
				24,528,766
Supermarkets - 0.7%
Alimentation Couche-Tard, Inc., 144A (b) (c)	3.550%	07/26/27	4,660,000	5,213,193
Tesco PLC, 144A (b) (c)	6.150%	11/15/37	2,146,000	2,766,200
				7,979,393
Transportation Services - 1.4%
American Airlines, Inc., Series 2013-2, Class A (c)	4.950%	07/15/24	7,125,487	6,110,152
FedEx Corp.	3.900%	02/01/35	6,190,000	7,019,643
United Parcel Service, Inc.	5.200%	04/01/40	1,540,000	2,108,638
				15,238,433
Vehicle Parts - 0.4%
Meritor, Inc., 144A (b) (c)	6.250%	06/01/25	4,162,000	4,349,290

Wireless Telecommunications - 0.4%
T-Mobile, Inc., 144A (b) (c)	3.875%	04/15/30	3,600,000	4,093,308

Wireline Telecommunications - 1.6%
AT&T, Inc.	3.500%	06/01/41	1,275,000	1,340,917
AT&T, Inc., 144A (b) (c)	3.550%	09/15/55	3,362,000	3,216,083
Qwest Corp.	6.750%	12/01/21	6,536,000	6,895,872
Verizon Communications, Inc.	4.400%	11/01/34	4,625,000	5,770,228
				17,223,100
Utility - 3.1%
Electric - 3.1%
Nevada Power Co.	6.750%	07/01/37	2,850,000	4,314,696
NextEra Energy Capital Holdings, Inc., Series I	2.403%	09/01/21	1,655,000	1,686,442
NV Energy, Inc.	6.250%	11/15/20	2,881,000	2,901,441
Oncor Electric Delivery Co. LLC	4.100%	06/01/22	4,730,000	4,965,753
Oncor Electric Delivery Co. LLC	5.750%	03/15/29	4,725,000	6,206,114
Tenaska Alabama II Partners LP, 144A (b) (c)	6.125%	03/30/23	76,739	80,045
Tenaska Virginia Partners LP, 144A (b) (c)	6.119%	03/30/24	82,860	88,459
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	8,045,585

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.8% (Continued)	Coupon	Maturity	Par Value	Value
Electric - 3.1% (Continued)
Vistra Operations Co. LLC, 144A (b) (c)	5.000%	07/31/27	$5,100,000	$5,356,275
				33,644,810

Total Corporate Bonds (Cost $493,436,332)				$520,313,213

MUNICIPAL BONDS - 9.3%	Coupon	Maturity	Par Value	Value
California - 2.9%
California Educational Facilities Authority, Series 2018-A	4.842%	10/01/48	$3,635,000	$4,121,654
City of San Francisco, CA, Public Utilities Commission Water Revenue, Series 2010-B	6.000%	11/01/40	7,750,000	11,239,903
Foothill Eastern Transportation Corridor Agency Toll Road, Series 2013-A	5.750%	01/15/46	4,500,000	4,984,380
San Diego County Regional Airport Authority, Series 2014-B	5.594%	07/01/43	3,215,000	3,416,098
University of California, Series 2013-AJ	4.601%	05/15/31	6,390,000	7,731,836
				31,493,871
Colorado - 0.4%
Denver Colorado Public Schools, Series 2013-B	4.242%	12/15/37	3,900,000	4,729,179

District of Columbia - 0.4%
District of Columbia Income Tax, Series 2009-E	5.591%	12/01/34	2,880,000	3,933,072

Massachusetts - 0.9%
Commonwealth of Massachusetts, Series 2019-D	2.663%	09/01/39	9,380,000	10,215,477

New York - 0.8%
New York City Transitional Finance Authority, Series B SUB B-3	3.950%	08/01/32	7,665,000	8,754,733

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 9.3% (Continued)	Coupon	Maturity	Par Value	Value
Texas - 1.6%
Central Texas Regional Mobility Authority, Series 2020-D	3.593%	01/01/42	$4,950,000	$4,899,560
Dallas Area Rapid Transit, Series 2010-B	4.920%	12/01/41	6,110,000	8,497,299
Texas Transportation Commission Central Texas Turnpike System, Series 2020-B	1.980%	08/15/42	4,025,000	4,044,079
				17,440,938
Utah - 0.6%
Utah Transit Authority Sales Tax Revenue, Series 2020	2.774%	12/15/38	5,925,000	5,993,375

Virginia - 0.8%
Virginia Small Business Financing Authority, Series 2017 (a) (d)	2.935%	07/01/50	9,000,000	8,990,190

Washington - 0.9%
Port of Seattle Washington, Series 2017-B	3.755%	05/01/36	1,925,000	2,035,861
State of Washington, Series 2010-D	5.481%	08/01/39	5,275,000	7,737,317
				9,773,178

Total Municipal Bonds (Cost $93,205,655)				$101,324,013

ASSET BACKED SECURITIES - 2.7%	Coupon	Maturity	Par Value	Value
Bear Stearns, Series 2003-AC4, Class A (e)	5.500%	09/25/33	$3,256,070	$3,362,508
CWABS Asset-Backed Certificates Trust, Series 2005-1, Class AF-6 (a)	5.030%	07/25/35	16,996	17,267
Deephaven Residential Mortgage Trust, Series 2017-3, Class A-3, 144A (a) (b) (c)	2.813%	10/25/47	417,710	422,229
Deephaven Residential Mortgage Trust, Series 2018-1, Class A-3, 144A (a) (b) (c)	3.200%	01/25/58	764,967	768,036
Deephaven Residential Mortgage Trust, Series 2018-2, Class A-1, 144A (a) (b) (c)	3.479%	04/25/58	2,574,849	2,623,201
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A 15-2, 144A (b) (c)	3.482%	06/16/25	10,800,000	11,652,763
InSite Issuer LLC, Series 2016-1, Class C, 144A (b) (c)	6.414%	11/15/46	5,790,000	5,910,508

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 2.7% (Continued)	Coupon	Maturity	Par Value	Value
John Deere Owner Trust, Series 2018-B, Class A-3	3.080%	11/15/22	$3,168,012	$3,212,148
Renaissance Home Equity Loan Trust, Series 2005-2, Class A-F6 (a) (e)	4.780%	08/25/35	667,356	699,950
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1, Class A, 144A (b) (c)	2.910%	03/20/34	858,166	872,755
Total Asset Backed Securities (Cost $27,233,623)				$29,541,365

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 23.3%	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 15.4%
Pool #AC8938	4.500%	01/01/25	$1,348,029	$1,433,905
Pool #AD4268	4.500%	03/01/25	865,792	919,454
Pool #MA3125	3.000%	09/01/32	9,725,861	10,213,588
Pool #725705	5.000%	08/01/34	121,617	139,757
Pool #735288	5.000%	03/01/35	657,495	755,457
Pool #MA4075	2.500%	07/01/35	6,932,827	7,255,670
Pool #MA4095	2.000%	08/01/35	18,558,110	19,294,202
Pool #MA2354, Series 2015	3.500%	08/01/35	7,064,243	7,632,287
Pool #MA4155	2.000%	10/01/35	20,000,000	20,793,645
Pool #735897	5.500%	10/01/35	473,145	556,054
Pool #745275	5.000%	02/01/36	656,053	754,670
Pool #888016	5.500%	05/01/36	826,463	973,959
Pool #190377	5.000%	11/01/36	630,112	725,063
Pool #888405	5.000%	12/01/36	133,119	153,349
Pool #910881	5.000%	02/01/37	135,407	141,656
Pool #889108	6.000%	02/01/38	429,191	502,426
Pool #889579	6.000%	05/01/38	728,797	858,627
Pool #995838	5.500%	05/01/39	593,933	689,274
Pool #BM3090, Series 2017	3.500%	02/01/41	4,761,270	5,147,819
Pool #AL3287, Series 2013	4.500%	09/01/41	2,644,624	2,977,082
Pool #AL0933, Series 2011	5.000%	10/01/41	754,153	868,812
Pool #AL5315, Series 2014	4.000%	06/01/42	1,644,779	1,816,837
Pool #AU1628, Series 2013	3.000%	07/01/43	2,160,751	2,301,679
Pool #MA1700, Series 2013	4.500%	12/01/43	1,998,703	2,240,824
Pool #MA1971	4.500%	06/01/44	331,118	367,272

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 23.3% (Continued)	Coupon	Maturity	Par Value	Value
Fannie Mae Pool - 15.4% (Continued)
Pool #MA2005	4.500%	08/01/44	$579,963	$644,191
Pool #MA2145, Series 2014	4.000%	01/01/45	6,935,323	7,593,674
Pool #AL7911, Series 2015	3.500%	12/01/45	5,787,872	6,319,171
Pool #AS8461, Series 2016	3.500%	12/01/46	8,333,130	8,878,825
Pool #AS8784	3.000%	02/01/47	1,617,937	1,700,233
Pool #MA2956	3.000%	04/01/47	10,880,447	11,449,726
Pool #MA2863	3.000%	12/01/47	6,795,907	7,143,733
Pool #AL9242, Series 2016	3.000%	10/25/49	6,994,686	7,451,353
Pool #BQ0309	2.500%	07/01/50	9,559,299	10,034,004
Pool #MA4120	2.500%	09/01/50	15,546,613	16,318,643
				167,046,921
Freddie Mac Gold Pool - 2.0%
Pool #G08061	5.500%	06/01/35	62,495	73,519
Pool #G08079	5.000%	09/01/35	590,385	678,868
Pool #G01960	5.000%	12/01/35	197,422	226,837
Pool #A42128	5.500%	01/01/36	252,274	294,596
Pool #G02064	5.000%	02/01/36	337,705	388,587
Pool #G05200	5.000%	05/01/36	1,154,248	1,328,591
Pool #G02252	5.500%	07/01/36	605,305	704,809
Pool #G02386	6.000%	11/01/36	407,610	482,079
Pool #G03189	6.500%	09/01/37	738,809	874,489
Pool #G08607	4.500%	09/01/44	1,221,918	1,361,434
Pool #G07961, Series 2015	3.500%	03/01/45	5,876,066	6,379,530
Pool #G67700, Series 2016	3.500%	08/01/46	5,696,713	6,277,346
Pool #G08747	3.000%	02/01/47	2,736,191	2,869,900
				21,940,585
Freddie Mac Non-Gold Pool - 5.8%
Pool #781958 (a)	0.460%	09/01/34	52,467	55,263
Pool #SB8057	2.000%	08/01/35	7,284,653	7,573,716
Pool #SB8069	2.000%	10/01/35	12,950,000	13,463,894
Pool #SD8083	2.500%	08/01/50	15,149,678	15,901,996
Pool #QB3703	2.500%	09/01/50	10,000,000	10,496,590
Pool #SD8092	3.000%	09/01/50	15,384,964	16,132,505
				63,623,964

SEGALL BRYANT & HAMILL PLUS BOND FUND
STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 23.3% (Continued)	Coupon	Maturity	Par Value	Value
Ginnie Mae I Pool - 0.0% (f)
Pool #550656	5.000%	09/15/35	$95,161	$107,379

Ginnie Mae II Pool - 0.1%
Pool #G24496	5.000%	07/20/39	485,362	554,131

Total Mortgage-Backed Securities Passthrough (Cost $247,778,754)				$253,272,980

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.5%	Coupon	Maturity	Par Value	Value
Residential Mortgage-Backed Securities - 0.5%
American Home Mortgage Investment Trust, Series 2004-4, Class VI-A-1 (a) (e)	6.000%	02/25/45	$2,028,580	$2,115,227
Banc of America Funding Trust, Series 2005-4, Class 1-A-4	5.500%	08/25/35	$72,063	74,906
Banc of America Funding Trust, Series 2005-4, Class 2-A-4	5.500%	08/25/35	$106,896	109,899
CHL Mortgage Pass-Through Trust, Series 2004-HYB2, Class 5-A (a)	4.609%	07/20/34	$998,774	970,224
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3	6.000%	03/25/35	$863,551	811,816
PHMC Trust, Series 2007-2, Class A-2 (a)	5.447%	05/18/37	$454,072	461,044
Sequoia Mortgage Trust, Series 2017-CH2, Class A-10, 144A (a) (b) (c)	4.000%	12/25/47	$1,315,520	1,324,560
Total Residential Mortgage-Backed Securities (Cost $5,501,283)				$5,867,676

U.S. TREASURY BONDS & NOTES - 13.5%	Coupon	Maturity	Par Value	Value
United States Treasury	0.250%	05/31/25	$235,000	$234,963
United States Treasury	2.250%	11/15/25	27,965,000	30,734,191
United States Treasury	2.375%	05/15/27	3,725,000	4,198,482
United States Treasury	2.625%	02/15/29	6,650,000	7,765,953
United States Treasury	1.625%	08/15/29	5,000,000	5,442,188
United States Treasury	3.125%	11/15/41	16,425,000	22,194,281

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 13.5% (Continued)	Coupon	Maturity	Par Value	Value
United States Treasury	3.750%	08/15/41	$4,500,000	$6,605,156
United States Treasury	2.875%	05/15/43	20,805,000	27,165,153
United States Treasury	2.500%	02/15/45	25,675,000	31,599,306
United States Treasury	3.000%	02/15/49	120,000	164,034
United States Treasury	1.250%	05/15/50	11,165,000	10,580,582
Total U.S. Treasury Bonds & Notes (Cost $121,901,287)				$146,684,289

Investments at Value - 97.1% (Cost $989,056,934)				$1,057,003,536

Other Assets in Excess of Liabilities - 2.9%				31,105,850

Net Assets - 100.0%				$1,088,109,386

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities represent $138,407,321 or 12.7% of net assets as of September 30, 2020.
(c)	Restricted security. See the table on the following page for additional information.
(d)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(e)	Step coupon. Rate shown is the coupon in effect as of September 30, 2020; reference rate and spread (in basis points) are indicated parenthetically.
(f)	Percentage rounds to less than 0.1%.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL PLUS BOND FUND
RESTRICTED SECURITIES
September 30, 2020 (Unaudited)
Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as a Percentage of Net Assets
Airbus Finance BV, 144A	2.700%	04/17/23	08/16/16-12/02/16	$1,875,144	$1,943,722	0.18%
Alimentation Couche-Tard, Inc., 144A	3.550%	07/26/27	07/19/17-08/18/17	4,658,145	5,213,193	0.48%
American Airlines, Inc., Series 2013-2, Class A	4.950%	07/15/24	07/24/13-08/15/19	7,253,452	6,110,152	0.56%
Amkor Technology, Inc., 144A	6.625%	09/15/27	04/20/20-08/11/20	4,723,460	4,744,231	0.44%
AT&T, Inc., 144A	3.550%	09/15/55	9/21/2020	2,429,582	3,216,083	0.30%
Aviation Capital Group LLC, 144A	3.875%	05/01/23	12/10/18	4,197,365	4,205,654	0.39%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A	5.875%	04/01/24	10/18/17	3,152,849	3,153,750	0.29%
Deephaven Residential Mortgage Trust, Series 2017-3, Class A-3, 144A	2.813%	10/25/47	11/01/17-06/28/18	417,262	422,229	0.04%
Deephaven Residential Mortgage Trust, Series 2018-1, Class A-3, 144A	3.202%	01/25/58	01/26/18	764,963	768,036	0.07%
Deephaven Residential Mortgage Trust, Series 2018-2, Class A-1, 144A	3.479%	04/25/58	05/23/18-02/03/20	2,572,174	2,623,201	0.24%
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 144A	8.000%	06/01/21	04/20/16-05/26/16	3,069,204	3,127,800	0.29%
FMG Resources August 2006 Pty., Ltd., 144A	4.750%	05/15/22	6/18/19-09/18/20	5,287,224	5,497,538	0.51%
FMR LLC, 144A	5.350%	11/15/21	10/23/2019-04/13/20	3,464,435	3,531,409	0.32%
FMR LLC, 144A	6.450%	11/15/39	03/27/19	3,316,070	3,924,855	0.36%
Georgia-Pacific LLC, 144A	5.400%	11/01/20	10/30/19	2,083,760	2,086,170	0.19%
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A 15-2, 144A	3.482%	06/16/25	05/20/15-05/27/15	10,811,606	11,652,763	1.07%
Hanesbrands, Inc., 144A	4.625%	05/15/24	03/18/20-06/02/20	2,380,696	2,590,117	0.24%
Hanesbrands, Inc., 144A	4.875%	05/15/26	04/02/20-06/04/20	2,008,786	2,135,000	0.20%
Harley-Davidson Financial Services, Inc., 144A	4.050%	02/04/22	01/31/19	8,596,855	8,887,281	0.82%
Hologic, Inc., 144A	4.625%	02/01/28	04/01/20-04/08/20	3,135,039	3,304,495	0.30%
InSite Issuer, LLC, Series 2016-1, Class C, 144A	6.414%	11/15/46	10/25/16-02/12/19	5,796,131	5,910,508	0.54%
Lamar Media Corp., 144A	3.750%	02/15/28	4/16/2020	2,350,881	2,388,000	0.22%
Massachusetts Mutual Life Insurance Co., 144A	3.729%	10/15/70	10/14/19	2,341,897	2,343,106	0.22%
Meritor, Inc., 144A	6.250%	06/01/25	07/30/20-08/11/20	4,421,524	4,349,290	0.40%
Netflix, Inc., 144A	4.875%	06/15/30	04/21/20	365,320	399,000	0.04%
Northwestern Mutual Life Insurance Co. (The), 144A	3.850%	09/30/47	05/23/18-09/30/19	6,263,966	7,637,789	0.70%
Provident Funding Associates LP/PFG Finance Corp., 144A	6.375%	06/15/25	05/24/17-03/24/20	5,759,584	5,993,663	0.55%
QORVO, Inc., 144A	3.375%	04/01/31	6/16/2020	500,000	508,563	0.05%
SBA Tower Trust, Series 2016-1, Class 2016-1-C1, 144A	2.877%	07/10/46	11/19/19-11/22/19	10,576,427	10,524,400	0.97%
Sequoia Mortgage Trust, Series 2017-CH2, Class A-10, 144A	4.000%	12/25/47	11/07/17-09/19/18	1,343,226	1,324,560	0.12%
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1, Class A, 144A	2.910%	03/20/34	3/13/17-07/23/19	858,576	872,755	0.08%
Sirius XM Radio, Inc., 144A	5.375%	07/15/26	03/30/20-06/02/20	4,097,516	4,162,800	0.38%
Teleflex, Inc., 144A	4.250%	06/01/28	05/21/20	1,404,238	362,250	0.03%
Tenaska Alabama II Partners LP, 144A	6.125%	03/30/23	10/09/03-09/04/09	76,930	80,045	0.01%
Tenaska Virginia Partners LP, 144A	6.119%	03/30/24	04/29/04-06/26/14	82,847	88,459	0.01%
Tesco PLC, 144A	6.150%	11/15/37	10/07/14	2,255,240	2,766,200	0.25%
T-Mobile USA, Inc., 144A	3.875%	04/15/30	04/02/20	3,574,999	4,093,308	0.38%
Vistra Operations Co., LLC, 144A	5.000%	07/31/27	06/17/19-08/31/20	5,177,305	5,356,275	0.49%
West Fraser Timber Co., Ltd., 144A	4.350%	10/15/24	10/07/14	5,220,000	5,395,385	0.50%
				$138,664,678	$143,694,035	13.23%

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

CORPORATE BONDS - 95.9%	Coupon	Maturity	Par Value	Value
Finance - 8.9%
Gaming - 2.2%
MGM Growth Properties Operating Partnership LP	4.500%	01/15/28	$1,471,000	$1,498,581

Health Insurance - 1.1%
Centene Corp., 144A (a)	5.375%	06/01/26	725,000	765,216

Mortgage Banking - 2.2%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	6.375%	06/15/25	1,576,000	1,524,780

Noncaptive Diversified Financial Companies - 1.4%
Aircastle, Ltd., 144A (a)	5.250%	08/11/25	1,000,000	978,057

Real Estate Investment Trusts - 2.0%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,350,000	1,407,645

Industrial - 85.4%
Automobile Manufacturing - 3.3%
General Motors Co.	6.800%	10/01/27	850,000	1,032,982
Goodyear Tire & Rubber Co.	9.500%	05/31/25	100,000	108,503
Goodyear Tire & Rubber Co.	5.000%	05/31/26	470,000	456,661
Goodyear Tire & Rubber Co.	4.875%	03/15/27	750,000	708,750
				2,306,896
Building Products - 5.1%
James Hardie International Finance DAC, 144A (a)	4.750%	01/15/25	839,000	856,829
Masco Corp.	6.500%	08/15/32	966,000	1,250,915
Summit Materials LLC, 144A (a)	6.500%	03/15/27	525,000	559,125
Summit Materials LLC, 144A (a)	5.250%	01/15/29	856,000	891,310
				3,558,179
Chemicals - 4.4%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	370,000	380,175

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Chemicals - 4.4% (Continued)
Compass Minerals International, Inc., 144A (a)	4.875%	07/15/24	$1,200,000	$1,224,252
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	309,000	333,720
Olin Corp.	5.125%	09/15/27	556,000	550,440
Olin Corp.	5.000%	02/01/30	575,000	540,500
				3,029,087
Construction Machinery - 2.9%
H&E Equipment Services, Inc.	5.625%	09/01/25	398,000	414,915
United Rentals North America, Inc.	4.875%	01/15/28	1,496,000	1,570,800
				1,985,715
Consumer Products - 1.8%
Vista Outdoor, Inc.	5.875%	10/01/23	1,250,000	1,253,125

Diversified Manufacturing - 1.6%
Wesco Distribution, Inc.	5.375%	06/15/24	1,106,000	1,135,032

Electronics - 5.2%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	1,110,000	1,190,886
Dell, Inc.	7.100%	04/15/28	655,000	797,718
QORVO, Inc.	4.375%	10/15/29	1,282,000	1,362,125
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	250,000	248,438
				3,599,167
Food Processors - 0.9%
Kraft Heinz Foods Co.	6.875%	01/26/39	466,000	623,270

Healthcare Facilities / Supplies - 5.0%
Hill-Rom Holdings, Inc., 144A (a)	5.000%	02/15/25	500,000	516,250
Hologic, Inc., 144A (a)	3.250%	02/15/29	1,500,000	1,509,375
Teleflex, Inc.	4.875%	06/01/26	595,000	614,337
Teleflex, Inc.	4.625%	11/15/27	825,000	868,312
				3,508,274
Independent Energy - 9.2%
Apache Corp.	4.875%	11/15/27	849,000	802,305
Apache Corp.	4.250%	01/15/30	325,000	292,906
Diamondback Energy, Inc.	3.500%	12/01/29	911,000	878,341

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Independent Energy - 9.2% (Continued)
Occidental Petroleum Corp.	3.400%	04/15/26	$1,000,000	$797,500
Occidental Petroleum Corp.	7.500%	05/01/31	296,000	281,200
PDC Energy, Inc., Series 2018-A, CV	1.125%	09/15/21	1,442,000	1,367,516
PDC Energy, Inc.	6.125%	09/15/24	290,000	276,225
Range Resources Corp.	4.875%	05/15/25	1,850,000	1,669,810
				6,365,803
Information / Data Technology - 0.8%
CDK Global, Inc.	5.000%	10/15/24	500,000	552,500

Leisure / Entertainment - 3.7%
Cedar Fair LP	5.375%	04/15/27	292,000	290,540
Cedar Fair LP	5.250%	07/15/29	1,100,000	1,044,318
Royal Caribbean Cruises, Ltd.	2.650%	11/28/20	1,267,000	1,260,665
				2,595,523
Media - Cable - 2.4%
DISH DBS Corp.	5.875%	07/15/22	1,000,000	1,040,000
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	600,000	645,120
				1,685,120
Media - Non-Cable - 10.1%
AMC Networks, Inc.	4.750%	12/15/22	651,000	650,919
Lamar Media Corp.	5.750%	02/01/26	183,000	188,948
Lamar Media Corp., 144A (a)	3.750%	02/15/28	1,275,000	1,268,625
Netflix, Inc.	5.875%	11/15/28	745,000	888,938
Netflix, Inc., 144A (a)	4.875%	06/15/30	150,000	171,000
Nexstar Broadcasting, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,452,796
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	229,500
Nielsen Co. (Luxembourg) SARL (The), 144A (a)	5.000%	02/01/25	750,000	762,187
Outfront Media Capital LLC	5.625%	02/15/24	1,399,000	1,416,488
				7,029,401
Metals / Mining - 2.0%
FMG Resources August 2006 Pty., Ltd., 144A (a)	5.125%	05/15/24	500,000	533,750
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.500%	09/15/27	800,000	854,008
				1,387,758

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Midstream Energy - 4.1%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	$1,400,000	$1,481,046
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	1,019,000	1,400,395
				2,881,441
Packaging - 2.1%
Berry Plastics Corp.	5.125%	07/15/23	374,000	379,647
Silgan Holdings, Inc.	4.750%	03/15/25	751,000	764,142
Silgan Holdings, Inc.	4.125%	02/01/28	275,000	280,500
				1,424,289
Paper & Forest Products - 1.1%
West Fraser Timber Co., Ltd., 144A (a)	4.350%	10/15/24	770,000	795,871

Refining - 1.1%
Andeavor	5.375%	10/01/22	750,000	750,000

Restaurants - 1.7%
Aramark Services, Inc.	4.750%	06/01/26	1,200,000	1,214,160

Retail Stores – 4.0%
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 144A (a)	8.000%	06/01/21	799,000	800,998
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	664,000	652,380
Hanesbrands, Inc., 144A (a)	4.625%	05/15/24	1,025,000	1,065,785
Hanesbrands, Inc., 144A (a)	4.875%	05/15/26	250,000	266,875
				2,786,038
Services - 4.6%
Quanta Services, Inc.	2.900%	10/01/30	1,400,000	1,429,181
QVC, Inc.	4.850%	04/01/24	525,000	548,677
QVC, Inc.	4.750%	02/15/27	680,000	698,367
Service Corp. International	4.625%	12/15/27	501,000	530,654
				3,206,879
Theater Entertainment - 0.9%
Cinemark USA, Inc.	4.875%	06/01/23	750,000	641,250

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Vehicle Parts - 3.8%
Allison Transmission, Inc., 144A (a)	5.000%	10/01/24	$1,225,000	$1,237,324
Meritor, Inc.	6.250%	02/15/24	250,000	255,000
Meritor, Inc., 144A (a)	6.250%	06/01/25	1,110,000	1,159,950
				2,652,274
Wireless Telecommunications - 1.8%
T-Mobile USA, Inc.	4.750%	02/01/28	1,142,000	1,221,643

Wireline Telecommunications - 1.8%
Lumen Technologies, Inc., Series W	6.750%	12/01/23	510,000	559,088
Lumen Technologies, Inc.	7.995%	06/01/36	559,000	661,890
				1,220,978
Utility - 1.6%
Electric - 1.6%
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	1,100,000	1,155,275

Total Corporate Bonds (Cost $65,321,733)				$66,739,227

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
STATEMENT OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 1.6%	Coupon	Maturity	Par Value	Value
InSite Issuer LLC, Series 2016-1, Class C, 144A (a) (Cost $1,101,353)	6.414%	11/15/46	$1,103,000	$1,125,957

Investments at Value - 97.5% (Cost $66,423,086)				$67,865,184

Other Assets in Excess of Liabilities - 2.5%				1,715,708

Net Assets - 100.0%				$69,580,892

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are restricted. See the table on the following page for additional information regarding each restricted security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
RESTRICTED SECURITIES
September 30, 2020 (Unaudited)
Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as a Percentage of Net Assets
Aircastle, Ltd., 144A	5.250%	08/11/25	08/05/20	$990,728	$978,057	1.41%
Allison Transmission, Inc., 144A	5.000%	10/01/24	09/14/16-05/01/17	1,234,986	1,237,324	1.78%
Amkor Technology, Inc., 144A	6.625%	09/15/27	03/21/19-08/11/20	1,156,653	1,190,886	1.71%
Axalta Coating Systems LLC, 144A	4.750%	06/15/27	06/01/20-06/09/20	375,932	380,175	0.55%
Centene Corp., 144A	5.375%	06/01/26	05/09/18	725,000	765,216	1.10%
Compass Minerals International, Inc., 144A	4.875%	07/15/24	10/23/14-03/18/15	1,193,016	1,224,252	1.76%
Compass Minerals International, Inc., 144A	6.750%	12/01/27	8/12/2020	336,827	333,720	0.48%
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 144A	8.000%	06/01/21	03/10/16-07/31/20	784,198	800,998	1.15%
FMG Resources August 2006 Pty., Ltd., 144A	5.125%	05/15/24	03/03/20	521,229	533,750	0.77%
FMG Resources August 2006 Pty., Ltd., 144A	4.500%	09/15/27	08/13/20	874,731	854,008	1.23%
Group 1 Automotive, Inc., 144A	4.000%	08/15/28	08/14/20	670,500	652,380	0.94%
Hanesbrands, Inc., 144A	4.625%	05/15/24	05/03/16-01/08/19	1,016,947	1,065,785	1.53%
Hanesbrands, Inc., 144A	4.875%	05/15/26	03/13/2020	249,424	266,875	0.38%
Hill-Rom Holdings, Inc., 144A	5.000%	02/15/25	02/09/17	500,000	516,250	0.74%
Hologic, Inc., 144A	4.375%	10/15/25	10/04/17-01/17/18	1,500,000	1,509,375	2.17%
InSite Issuer LLC, Series 2016-A1, Class C, 144A	6.414%	11/15/46	10/25/16-08/24/20	1,101,353	1,125,957	1.62%
James Hardie International Finance DAC, 144A	4.750%	01/15/25	11/29/17-11/20/18	830,674	856,829	1.23%
Lamar Media Corp., 144A	3.750%	02/15/28	01/23/20-02/26/20	1,281,566	1,268,625	1.82%
Meritor, Inc. 144A	6.250%	06/01/25	06/3/2020-07/30/20	1,122,486	1,159,950	1.67%
Netflix, Inc. , 144A	4.875%	06/15/30	04/21/20	156,566	171,000	0.25%
Nexstar Broadcasting, Inc., 144A	5.625%	07/15/27	11/12/19-09/28/20	1,454,811	1,452,796	2.09%
Nexstar Broadcasting, Inc., 144A	4.750%	11/01/28	09/15/20	225,000	229,500	0.33%
Nielsen Co. (Luxembourg) SARL (The), 144A	5.000%	02/01/25	06/07/17-11/15/17	766,097	762,187	1.10%
Provident Funding Associates LP/PFG Finance Corp., 144A	6.375%	06/15/25	05/24/17-06/16/20	1,370,774	1,524,780	2.19%
Sensata Technologies, Inc., 144A	3.750%	02/15/31	08/03/20	250,000	248,438	0.36%
Sirius XM Radio, Inc. 144A	5.500%	07/01/29	07/21/20	656,593	645,120	0.93%
Summit Materials LLC, 144A	6.500%	03/15/27	08/04/20	543,243	559,125	0.80%
Summit Materials LLC, 144A	5.250%	01/15/29	07/09/20	893,756	891,310	1.28%
Vistra Operations Co., LLC, 144A	5.000%	07/31/27	06/06/19-07/24/19	1,111,438	1,155,275	1.66%
West Fraser Timber Co., Ltd., 144A	4.350%	10/15/24	06/20/16-07/29/20	749,908	795,871	1.14%
				$24,644,436	$25,155,814	36.17%

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

MUNICIPAL BONDS - 85.7%	Coupon	Maturity	Par Value	Value
Certificate Participation - 1.1%
Lease / Rent - 1.1%
Monterey County California COP Public Facilities Financing, Series 2015 (a)	4.000%	09/01/45	$185,000	$205,698
Public Water Supply of District No. 1 of Lincoln County, Series 2019 (a)	4.000%	07/01/38	500,000	554,530
Washington State, State & Local Agency Real & Personal Property, Series 2018-C (a)	5.000%	07/01/43	475,000	583,129
				1,343,357
General Obligation - 21.1%
Education - 2.6%
Natomas Unified School District California, Series 2020-A	4.000%	08/01/49	3,000,000	3,348,570

Local - 13.7%
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.375%	12/01/33	50,000	54,284
Central Platte Valley Metropolitan District, Series 2013-A (a)	6.000%	12/01/38	1,450,000	1,580,297
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.625%	12/01/38	70,000	75,724
Central Platte Valley Metropolitan District, Series 2014 (a)	5.000%	12/01/43	3,975,000	4,123,784
Copperleaf Colorado Metropolitan District No. 2, Series 2015 (a)	5.750%	12/01/45	1,000,000	1,029,280
Copperleaf Colorado Metropolitan District No. 2, Series 2019-B (a)	5.000%	12/15/49	1,020,000	1,038,911
Denver Colorado International Business Center Metropolitan District No. 1, Series 2010 (a)	5.375%	12/01/35	115,000	115,976
Fort Bend County Texas Levee District No. 6, Series 2019 (a)	3.000%	09/01/33	320,000	331,654
Fort Bend County Texas Municipal Utility District No. 128, Series 2014 (a)	3.650%	09/01/29	205,000	213,497

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.7% (Continued)	Coupon	Maturity	Par Value	Value
Local - 13.7% (Continued)
Fort Bend County Texas Municipal Utility District No. 25, Series 2019 (a)	3.000%	10/01/34	$895,000	$940,896
Fort Bend County Texas Municipal Utility District No. 57, Series 2015 (a)	3.125%	04/01/32	250,000	251,750
Harris County Texas Municipal Utility District No. 166, Series 2019 (a)	3.000%	09/01/29	250,000	262,680
Hays County Water Control & Improvement District No. 2, Series 2013 (a)	4.600%	09/01/33	390,000	417,674
High Plains Metropolitan District in the City of Aurora, Arapahoe County, Colorado, NATL, Series 2017 (a)(b)	5.000%	12/01/35	295,000	355,378
Kings Manor Texas Municipal Utility District, Series 2019 (a)	3.000%	09/01/31	540,000	561,449
Kings Manor Texas Municipal Utility District, Series 2019 (a)	3.000%	09/01/32	250,000	258,555
Las Vegas Nevada City Hall, Series 2015-C (a)	4.000%	09/01/38	855,000	955,368
Lazy Nine Texas Municipal Utility District No. 1B, Series 2014 (a)	4.000%	09/01/34	100,000	101,267
Marin California Healthcare District Election 2013, Series 2017-A (a)	4.000%	08/01/47	600,000	675,258
Northwest Harris County Texas Municipal Utility District No. 5, Series 2013 (a)	3.000%	05/01/31	590,000	593,876
Sonterra Texas Municipal Utility District, Series 2020 (a)	4.000%	08/15/39	890,000	958,939
Traditions Metropolitan District No. 2 Arapahoe County, Colorado, Series 2016 (a)	4.250%	12/01/46	100,000	109,957
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.000%	09/01/27	100,000	110,520
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.500%	09/01/33	215,000	228,857
West Harris County Texas Municipal District No. 5, Series 2015 (a)	3.375%	09/01/27	105,000	110,517

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.7% (Continued)	Coupon	Maturity	Par Value	Value
Local - 13.7% (Continued)
Winton Woods City Ohio School District, Series 2017-A (a)	4.000%	11/01/53	$1,950,000	$2,009,709
				17,466,057
State - 4.8%
California State Tax Exempt	4.000%	11/01/44	2,000,000	2,208,260
California State Tax Exempt	4.000%	11/01/45	3,500,000	3,938,865
				6,147,125
Local Authority - 0.9%
Education - 0.1%
Administrators of the Tulane Educational Fund, Series 2013-C (a)	5.000%	10/01/47	170,000	179,668

Healthcare - 0.3%
Denver Health & Hospital Authority, Series B (a)	4.900%	12/01/24	410,000	444,346

Tax - 0.1%
County of Pitkin Colorado, Series 2010-A (a)	6.689%	12/01/30	100,000	101,046

Utilities - 0.4%
Warm Spring or Reservation Confederated, Series 2019-A	2.950%	11/01/23	250,000	258,030
Warm Spring or Reservation Confederated, Series 2019-A	3.050%	11/01/24	200,000	208,818
				466,848
Revenue - 62.6%
Education - 2.4%
Harris County Cultural Education Facilities Finance Corp., Series 2016 (a)	4.000%	11/15/30	300,000	335,133
Harris County Cultural Education Facilities Finance Corp., Series 2012-A (a)	5.000%	11/15/37	280,000	295,929
Massachusetts State Development Finance Agency, Series 2012 (a)	4.000%	09/01/49	1,100,000	1,131,097
Miami-Dade County Educational Facilities Authority, Series 2015-A (a)	5.000%	04/01/31	20,000	22,773

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.7% (Continued)	Coupon	Maturity	Par Value	Value
Education - 2.4% (Continued)
Ohio State University General Receipts Special Purpose, Series 2013-A (a)	4.000%	06/01/43	$900,000	$950,490
Tulsa Industrial Authority, Series 2011	4.000%	10/01/21	135,000	136,373
Washington Higher Education Facilities Authority, Series 2013-A (a)	5.250%	04/01/43	175,000	185,542
				3,057,337
Healthcare - 1.8%
Capital Trust Agency, Inc., Series 2018-B	3.750%	07/01/23	135,000	76,303
City of Lakeland Florida, Series 2016 (a)	5.000%	11/15/29	50,000	60,149
City of Lakeland Florida, Series 2015 (a)	5.000%	11/15/45	100,000	110,788
Colorado Health Facilities Authority, Series 2008-D-2	5.000%	01/01/22	60,000	63,020
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	01/01/23	50,000	52,448
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	01/01/25	210,000	219,597
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/40	850,000	952,485
Illinois Finance Authority, Series 2015-A (a)	5.000%	11/15/34	130,000	148,196
Illinois Finance Authority, Series 2012-A (a)	4.250%	05/15/41	375,000	386,359
Illinois Finance Authority, Series 2016-A (a)	5.000%	02/15/45	100,000	117,006
Illinois Finance Authority, Series 2012 (a)	4.000%	06/01/47	35,000	35,917
Kentucky State Economic Development Finance Authority, Series 2009-B	2.700%	05/01/39	25,000	25,499
Washington State Health Care Facilities Authority, Series 2013A-1 (a)	5.250%	01/01/40	95,000	103,010
				2,350,777
Industrial Development - 1.1%
Burke County Georgia Pollution Control, Series 2013-A (c)	1.500%	01/01/40	1,365,000	1,373,026

Lease / Rent - 2.1%
Hamilton Community Authority, Series 2019-A (a)	4.000%	10/15/46	990,000	1,073,002

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.7% (Continued)	Coupon	Maturity	Par Value	Value
Lease / Rent - 2.1% (Continued)
San Mateo County California Joint Powers Financing Authority, Series 2018-A (a)	4.000%	07/15/52	$1,480,000	$1,667,590
				2,740,592
Other - 0.0% (d)
Colorado Education & Cultural Facilities Authority, Series B (a)	4.000%	12/01/38	50,000	51,982

Public Services - 1.9%
Lee County Florida Tourist Development, Series 2013	4.000%	10/01/38	1,950,000	2,070,920
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/35	275,000	321,313
				2,392,233
Recreation - 0.8%
Collier County Florida Tourist Development, Series 2018	4.000%	10/01/37	750,000	839,723
Denver Colorado Convention Center Hotel Authority, Series 2016 (a)	5.000%	12/01/40	175,000	185,743
				1,025,466
State and Non-State Appropriated Tobacco - 2.6%
Buckeye Ohio Tobacco Settlement Financing Authority, Series 2020-A-2 CL 1 (a)	4.000%	06/01/38	925,000	1,081,677
California County Tobacco Securitization Agency (The), Series 2020-A (a)	4.000%	06/01/34	640,000	759,994
California County Tobacco Securitization Agency (The), Series 2020-A (a)	4.000%	06/01/35	650,000	765,583
Tobacco Securitization Authority of Southern California, Series 2019-A	5.000%	06/01/48	575,000	696,779
				3,304,033
Tax - 5.7%
City of Williston North Dakota, Series 2018-A (a)	3.200%	07/15/24	515,000	530,805
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)	5.250%	12/01/39	2,000,000	2,058,140

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.7% (Continued)	Coupon	Maturity	Par Value	Value
Tax - 5.7% (Continued)
Jamestown Park District, Series A (a)	4.000%	07/01/33	$1,000,000	$1,084,450
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/34	400,000	435,892
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/35	525,000	569,089
Riverside County California Redevelopment Agency, Series B	0.000%	10/01/38	730,000	474,909
Roaring Fork County Transportation Authority Sales & Use Tax, Series 2019 (a)	4.000%	12/01/44	150,000	174,328
Southwest Houston Texas Redevelopment Authority, Series 2017-B (a)	4.000%	09/01/40	1,350,000	1,500,565
Successor Agency to the Orange Redevelopment Agency, Series A (a)	4.000%	09/01/34	200,000	236,102
Village Community Development District No. 5, Series Phase 1	3.125%	05/01/22	160,000	164,883
				7,229,163
Transportation - 38.4%
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Series 2019-D (a)	5.000%	05/01/39	175,000	215,633
Arizona Industrial Development Authority, Series 2018 (a)	5.000%	05/01/33	455,000	469,942
Arizona Industrial Development Authority, Series 2018 (a)	5.000%	05/01/36	405,000	411,338
Arizona Industrial Development Authority, Series 2018 (a)	5.000%	05/01/48	225,000	227,498
Central Texas Regional Mobility Authority, Series A (a)	5.000%	01/01/45	635,000	719,880
City of Austin, Texas Airport Systems, Series 2017-A (a)	5.000%	11/15/46	200,000	231,570
City of St. Louis, Missouri Airport (The), Series 2019-A (a)	5.000%	07/01/49	520,000	615,987
Colorado High Performance Transportation Enterprise, Series 2014 (a)	5.750%	01/01/44	750,000	801,518

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.7% (Continued)	Coupon	Maturity	Par Value	Value
Transportation - 38.4% (Continued)
Colorado High Performance Transportation Enterprise, Series 2017 (a)	5.000%	12/31/47	$100,000	$108,179
Colorado High Performance Transportation Enterprise, Series 2017 (a)	5.000%	12/31/51	1,675,000	1,808,213
Foothill Eastern Transportation Corridor Agency Toll Road, Series 2013-A	5.750%	01/15/46	5,000,000	5,538,200
Foothill Eastern Transportation Corridor Agency Toll Road, Series 2013-B-2	3.500%	01/15/53	2,750,000	2,902,625
Houston Texas Airport Systems, Series 2018-A	5.000%	07/01/41	1,000,000	1,185,300
Love Field Airport Modernization Corp., Series 2017 (a)	5.000%	11/01/33	425,000	492,486
Mid-Bay Bridge Authority, Series A (a)	5.000%	10/01/30	1,500,000	1,723,035
Mid-Bay Bridge Authority, Series A (a)	5.000%	10/01/35	1,180,000	1,333,306
Mid-Bay Bridge Authority, Series A (a)	5.000%	10/01/40	1,000,000	1,118,140
New Orleans Aviation Board General Airport, Series A (a)	5.000%	01/01/38	285,000	334,034
New Orleans Aviation Board General Airport, Series A (a)	5.000%	01/01/43	345,000	399,962
New Orleans Aviation Board General Airport, Series B (a)	5.000%	01/01/48	390,000	437,681
North Carolina Department of Transportation, Series 2015	5.000%	06/30/54	5,000,000	5,280,700
North Carolina State Turnpike Authority Monroe Expressway Toll, Series A (a)	5.000%	07/01/42	750,000	844,365
North Carolina State Turnpike Authority Monroe Expressway Toll, Series 2019 (a)	5.000%	01/01/43	500,000	601,630
North Carolina State Turnpike Authority Monroe Expressway Toll, Series 2019 (a)	5.000%	01/01/44	355,000	426,259
North Texas Tollway Authority System, Series 2015-A (a)	5.000%	01/01/38	370,000	426,166

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.5% (Continued)	Coupon	Maturity	Par Value	Value
Transportation - 38.4% (Continued)
North Texas Tollway Authority System, Series A	4.000%	01/01/43	$500,000	$567,445
Pennsylvania Turnpike Commission, Series 2015-B (a)	5.000%	12/01/45	1,025,000	1,182,522
Port of Seattle Washington, Series 2018-A	5.000%	05/01/37	3,000,000	3,509,640
Regional Transportation District Colorado, Series 2010 (a)	5.250%	07/15/24	500,000	500,640
Regional Transportation District Colorado, Series 2010 (a)	5.375%	01/15/25	170,000	170,236
Regional Transportation District Colorado, Series 2010 (a)	5.375%	07/15/25	30,000	30,042
Regional Transportation District Colorado, Series 2010 (a)	6.000%	01/15/26	345,000	345,662
Regional Transportation District Colorado, Series 2010 (a)	6.000%	01/15/34	1,000,000	1,001,950
Salt Lake City Utah Airport, Series 2017-B	5.000%	07/01/47	550,000	647,064
Salt Lake City Utah Airport, Series 2018-A	5.250%	07/01/48	400,000	473,164
State of Hawaii Airports System, Series B (a)	4.000%	07/01/45	600,000	656,658
Texas Transportation Commission Central Texas Turnpike System, Series C	5.000%	08/15/30	120,000	137,196
Texas Transportation Commission Central Texas Turnpike System, Series C	5.000%	08/15/37	1,000,000	1,124,070
Texas Transportation Commission Central Texas Turnpike System, Series C	5.000%	08/15/42	3,500,000	3,902,745
Virginia Small Business Financing Authority, Series 2017 (a)	5.000%	07/01/34	2,500,000	2,588,075
Virginia Small Business Financing Authority, Series 2017 (a)	5.000%	01/01/40	130,000	134,155
Virginia Small Business Financing Authority, 144A, Series 2017 (a) (c) (e)	2.935%	07/01/50	3,500,000	3,496,185
				49,121,096
Utilities - 5.8%
Garland Texas Electric Utility Systems, Series 2019 (a)	5.000%	03/01/44	325,000	403,709
JEA Electric System, Series 2020-A	4.000%	10/01/38	1,870,000	2,209,199

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.7% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 5.8% (Continued)
Lower Colorado River Authority Texas Transmission Contract Revenue, Series 2016 (a)	4.000%	05/15/42	$500,000	$554,010
Norco California Financing Authority Enterprise, Series 2019-A (a)	4.000%	10/01/44	500,000	579,945
Richmond California Wastewater, Series 2017-A	5.250%	08/01/47	3,000,000	3,722,400
				7,469,263

Total Municipal Bonds (Cost $106,526,989)				$109,611,985

CORPORATE BONDS - 2.3%	Coupon	Maturity	Par Value	Value
Industrial - 2.3%
Independent Energy - 1.8%
PDC Energy, Inc., Series 2018-A, CV	1.125%	09/15/21	$2,500,000	$2,370,867

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 2.3% (Continued)	Coupon	Maturity	Par Value	Value
Leisure / Entertainment - 0.5%
YMCA of Greater New York, Series 2020	2.260%	08/01/21	600,000	$600,004

Total Corporate Bonds (Cost $2,962,595)				$2,970,871

Investments at Value – 88.0% (Cost $109,489,584)				$112,582,856

Other Assets in Excess of Liabilities – 12.0%				15,360,527

Net Assets - 100.0%				$127,943,383

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Percentage rounds to less than 0.1%.
(e)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $3,496,185 as of September 30, 2020, representing 2.7% of net assets.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

MUNICIPAL BONDS - 95.9%	Coupon	Maturity	Par Value	Value
Certificate Participation - 15.6%
Healthcare - 0.3%
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/30	$350,000	$421,333
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/31	350,000	419,006
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/32	225,000	266,767
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/33	240,000	283,301
				1,390,407
Lease / Rent - 15.3%
Aspen Colorado COP, Series 2019 (a)	5.000%	12/01/44	2,070,000	2,607,434
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/40	3,765,000	4,412,768
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/49	9,255,000	10,636,124
Breckenridge Colorado COP, Series 2020-B	5.000%	12/01/23	25,000	28,505
Breckenridge Colorado COP, Series 2020-B (a)	4.000%	12/01/39	1,350,000	1,608,120
Breckenridge Colorado COP, Series 2020-B (a)	4.000%	12/01/44	3,165,000	3,697,163
Castle Pines North Metropolitan District Colorado COP, Series 2015 (a)	4.000%	12/01/44	750,000	767,595
Castle Rock Colorado COP, Series 2020	4.000%	12/01/40	1,025,000	1,202,120
Castle Rock Colorado COP, Series 2020	4.000%	12/01/48	3,930,000	4,527,124
City & County of Denver Colorado COP, Series 2018-A (a)	5.375%	06/01/43	7,000,000	8,207,430
City & County of Denver Colorado COP, Series 2018-A (a)	4.000%	06/01/48	4,925,000	5,149,875
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/34	450,000	541,588
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/35	615,000	737,772
Colorado State Building Excellent Schools Today COP, Series 2019-O (a)	5.000%	03/15/36	1,750,000	2,202,287
Colorado State Building Excellent Schools Today COP, Series 2019-O (a)	4.000%	03/15/37	1,450,000	1,661,642

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Lease / Rent - 15.3% (Continued)
Colorado State Building Excellent Schools Today COP, Series 2018-N (a)	4.000%	03/15/39	$200,000	$224,012
Colorado State COP Rural Colorado, Series 2020-A (a)	4.000%	12/15/35	410,000	498,433
Colorado State COP Rural Colorado, Series 2018-A (a)	5.000%	12/15/37	1,000,000	1,261,310
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/33	275,000	365,761
Denver City & County School District No. 1 COP, Series 2018-B (a)	5.000%	12/01/36	3,980,000	4,050,088
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/40	1,800,000	2,321,172
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/42	1,860,000	2,382,809
Grand Junction Colorado COP, Series 2019 (a)	4.000%	12/01/35	550,000	657,580
Gunnison County Colorado COP, Series 2020-B	5.000%	12/01/23	105,000	119,898
Gunnison County Colorado COP, Series 2020-B	5.000%	12/01/24	55,000	64,969
Gunnison County Colorado COP, Series 2020-B	5.000%	12/01/28	45,000	58,346
Gunnison County Colorado COP, Series 2020-B	5.000%	12/01/30	310,000	417,034
Gunnison County Colorado COP, Series 2020-B (a)	5.000%	12/01/31	200,000	267,244
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/34	125,000	149,550
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/34	55,000	66,883
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/35	390,000	464,459
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/35	310,000	375,097
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/36	810,000	960,458

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Lease / Rent - 15.3% (Continued)
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/36	$325,000	$391,381
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/37	840,000	992,536
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	175,000	219,014
Pueblo County School District No. 70 COP, Series 2014 (a)	2.375%	01/15/21	270,000	270,400
State of Colorado Department of Transportation, Series 2017 (a)	5.000%	06/15/41	880,000	1,054,566
Town of Firestone Colorado Water Enterprise COP, Series 2018 (a)	5.000%	12/01/42	3,000,000	3,618,450
Winter Park Colorado COP, Series 2019 (a)	4.000%	12/01/28	360,000	435,071
				69,674,068
General Obligation - 19.4%
Local - 19.4%
Anthem West Metropolitan District, BAM, Series 2015 (a) (b)	5.000%	12/01/35	1,165,000	1,393,130
Arapahoe County School District No. 6 Littleton Colorado, Series 2019A (a)	5.500%	12/01/43	5,000,000	6,435,300
Beacon Point Metropolitan District, Series 2015 (a)	5.000%	12/01/30	1,000,000	1,193,600
BNC Metropolitan District No. 1, BAM, Series 2017-A (a) (b)	5.000%	12/01/32	360,000	441,860
BNC Metropolitan District No. 1, BAM, Series 2017-A (a) (b)	5.000%	12/01/37	545,000	658,153
Boulder Larimer & Weld Counties Colordao St. Vrain Valley School District, Series 2006	5.250%	12/15/20	5,000,000	5,051,550
Bradburn Metropolitan District No. 2, Series 2018-A	4.000%	12/01/28	500,000	512,745
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	600,000	646,560
Bromley Park Metropolitan District No. 2, Series 2018-B (a)	6.375%	12/15/47	1,000,000	1,027,410

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Local - 19.4% (Continued)
Bromley Park Metropolitan District No. 2, BAM, Series 2018-A (a) (b)	4.000%	12/01/47	$2,500,000	$2,783,500
Castle Oaks Metropolitan District No. 3 Colorado, Series 2020	4.000%	12/01/35	600,000	710,640
Castle Oaks Metropolitan District No. 3 Colorado, Series 2020	4.000%	12/01/40	615,000	714,704
Castle Oaks Metropolitan District No. 3 Colorado, Series 2020	4.000%	12/01/45	825,000	945,483
Castle Oaks Metropolitan District No. 3 Colorado, Series 2020	4.000%	12/01/50	1,180,000	1,345,707
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.500%	12/01/29	750,000	826,725
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.375%	12/01/33	1,600,000	1,737,072
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.625%	12/01/38	2,875,000	3,110,089
Central Platte Valley Metropolitan District, Series 2013-A (a)	6.000%	12/01/38	1,000,000	1,089,860
Central Platte Valley Metropolitan District, Series 2014 (a)	5.000%	12/01/43	5,750,000	5,965,223
Copperleaf Metropolitan District No. 2, Series 2015 (a)	5.750%	12/01/45	3,000,000	3,087,840
Cornerstar Metropolitan District, Series A (a)	5.125%	12/01/37	1,000,000	1,025,010
Cottonwood Highlands Metropolitan District No. 1, Series 2019-A (a)	5.000%	12/01/49	900,000	914,724
Cross Creek Metropolitan District No. 2, AGM, Series 2018 (a) (b)	5.000%	12/01/34	2,480,000	3,131,818
Douglas County Colorado School District No. RE1, Series 2009	5.250%	12/15/21	120,000	127,367
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/35	500,000	597,800
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/36	700,000	833,280

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Local - 19.4% (Continued)
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/37	$750,000	$889,673
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/38	500,000	588,840
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/39	600,000	701,652
Eagle Shadow Metropolitan District No. 1, Series 2013-A (a)	5.000%	11/15/32	500,000	523,690
Eaton Area Park & Recreation District, Series 2015 (a)	5.500%	12/01/30	470,000	488,405
Flying Horse Metropolitan District No. 2 Colorado, Series 2020-A	4.000%	12/01/44	515,000	601,592
Flying Horse Metropolitan District No. 2 Colorado, Series 2020-A	4.000%	12/01/50	875,000	1,013,241
Fossil Ridge Metropolitan District No. 3, Series 2016 (a)	5.000%	12/01/36	2,100,000	2,108,106
Fossil Ridge Metropolitan District No. 3, Series 2014 (a)	5.000%	12/01/44	1,200,000	1,203,900
Grand River Hospital District, AGM, Series 2018 (a) (b)	5.250%	12/01/32	1,000,000	1,233,110
Grand River Hospital District, AGM, Series 2018 (a) (b)	5.250%	12/01/33	1,000,000	1,219,340
High Plains Metropolitan District, NATL, Series 2017 (a) (b)	5.000%	12/01/35	500,000	602,335
Prairie Center Metropolitan District No. 7 Colorado, Series 2020	4.125%	12/15/36	900,000	906,192
Prairie Center Metropolitan District No. 7 Colorado, Series 2020	4.875%	12/15/44	700,000	704,655
Sand Creek County Metropolitan District, Series 2017 (a)	4.000%	12/01/35	380,000	441,294
SBC Metropolitan District, AGM, Series 2016 (a) (b)	5.000%	12/01/34	205,000	253,521

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Local - 19.4% (Continued)
Serenity Ridge Metropolitan District No. 2, Series 2018-A (a)	5.125%	12/01/43	$725,000	$743,981
Sierra Ridge Metropolitan District No. 2, Series 2016-A (a)	5.500%	12/01/46	4,500,000	4,643,775
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/37	425,000	504,386
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/38	575,000	680,145
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/39	565,000	666,214
Southshore Met District No.2 in the City of Aurora Arapahoe County, Colorado, Series 2020-A-2 (a)	4.000%	12/01/46	6,300,000	7,115,283
Sterling Hills West Metropolitan District, Series 2017 (a)	5.000%	12/01/39	750,000	866,400
Tallyns Reach Metropolitan District No. 3, Series 2012	4.000%	12/01/21	820,000	852,480
Tallyns Reach Metropolitan District No. 3, Series 2016-A (a)	6.750%	11/01/38	1,697,000	1,736,557
Tallyns Reach Metropolitan District No. 3, Series 2013 (a)	5.125%	11/01/38	1,035,000	1,055,648
Thornton Colorado Development Authority, Series 2015	5.000%	12/01/24	440,000	518,558
Thornton Colorado Development Authority, Series 2015 (a)	5.000%	12/01/25	325,000	384,790
Thornton Colorado Development Authority, Series 2015	5.000%	12/01/26	530,000	627,266
Village Metropolitan District Colorado, Series 2020	4.150%	12/01/30	750,000	761,865
Village Metropolitan District Colorado, Series 2020	5.000%	12/01/40	500,000	521,055
Village Metropolitan District Colorado, Series 2020	5.000%	12/01/49	1,085,000	1,117,897
Vista Ridge Metropolitan District, BAM, Series 2016-A (a) (b)	5.000%	12/01/27	485,000	603,398

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Local - 19.4% (Continued)
Vista Ridge Metropolitan District, BAM, Series 2016-A (a) (b)	5.000%	12/01/28	$750,000	$930,045
Vista Ridge Metropolitan District, BAM, Series 2016-A (a) (b)	5.000%	12/01/31	1,250,000	1,530,788
Weld County Colorado School District No. 2, Series 2019 (a)	5.000%	12/01/44	1,030,000	1,311,324
Wheatlands Metropolitan District, BAM, Series 2015 (a) (b)	5.000%	12/01/30	1,000,000	1,208,110
				88,166,661
State - 0.0% (c)
Commonwealth of Puerto Rico, AGM, Series 2011-A (a) (b)	5.250%	07/01/24	100,000	102,551

Local Authority - 2.4%
Housing - 0.5%
Colorado Housing & Finance Authority, Series 2018-A-1	2.800%	10/01/21	550,000	558,289
Colorado Housing & Finance Authority, Series 2020-C-1	1.878%	05/01/23	295,000	302,157
Colorado Housing & Finance Authority, Series 2020-C-1	1.928%	11/01/23	340,000	349,738
Colorado Housing & Finance Authority, Series 2020-C-1	2.025%	05/01/24	150,000	154,946
Colorado Housing & Finance Authority, Series 2020-C-1	2.075%	11/01/24	250,000	258,758
Colorado Housing & Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	519,580
				2,143,468
Lease / Rent - 0.2%
Aspen Public Facilities Authority, AGM, Series 2007-A (a) (b)	5.880%	09/01/32	270,000	271,137
Boulder Colorado COP, Series 2019	2.250%	11/01/24	500,000	527,785
				798,922
Local - 0.1%
Garfield County School District No. RE2, Series 2012-B (a)	3.050%	12/01/26	500,000	523,880

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Recreation - 0.5%
Hyland Hills Park & Recreation District, Series 2016-B	2.000%	12/15/20	$150,000	$150,419
Hyland Hills Park & Recreation District, Series 2016-B	2.150%	12/15/21	135,000	137,381
Park Creek Metropolitan District, Series 2017-B	2.850%	12/01/21	500,000	509,360
Park Creek Metropolitan District, Series 2017-B	3.150%	12/01/23	405,000	426,404
Park Creek Metropolitan District, Series 2017-B	3.300%	12/01/24	425,000	455,120
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	500,000	544,845
Park Creek Metropolitan District, Series 2017-B (a)	3.600%	12/01/26	300,000	328,083
				2,551,612
Tax - 0.6%
Grand Junction Colorado, Series 2020-A	1.826%	03/01/25	620,000	641,719
Park Creek Metropolitan District, Series 2018-B	3.550%	12/01/22	665,000	696,322
Park Creek Metropolitan District, Series 2018-B	3.650%	12/01/23	805,000	859,949
Park Creek Metropolitan District, Series 2018-B	3.800%	12/01/24	440,000	480,022
				2,678,012
Utilities - 0.5%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (a)	5.875%	12/01/38	930,000	932,186
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.362%	11/01/23	770,000	801,455
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	460,461
				2,194,102

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Prerefunded - 0.3%
Healthcare - 0.3%
Colorado Health Facilities Authority, Series 2017 (a) (d)	5.000%	06/01/31	$1,250,000	$1,614,412

Revenue - 58.2%
Education - 5.8%
Colorado Educational & Cultural Facilities Authority, Series 2017-A (a)	4.000%	03/01/31	25,000	28,444
Colorado Educational & Cultural Facilities Authority, Series 2017-A (a)	4.000%	03/01/33	1,125,000	1,265,422
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	1,975,000	2,127,687
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	3,145,000	3,197,962
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/36	1,500,000	1,785,810
Colorado School of Mines, Series 2018-A (1MO LIBOR + 50) (a) (e)	0.604%	02/01/23	13,635,000	13,588,777
Colorado School of Mines, Series 2017-C (a)	4.000%	12/01/37	225,000	259,967
Colorado State Board Community Colleges Refunding and Improvement Department Higher Education, Series 2017-A	5.000%	11/01/26	105,000	131,344
Colorado State Board Community Colleges Refunding and Improvement Department Higher Education, Series 2017-A (a)	4.000%	11/01/41	825,000	935,038
Metropolitan State University of Denver Colorado, Series 2016 (a)	4.000%	12/01/28	715,000	825,854
University of Colorado Enterprise, Series 2017-A-1 (a)	4.000%	06/01/32	300,000	350,271
University of Colorado Enterprise, Series 2017-A-2 (a)	4.000%	06/01/43	1,750,000	1,999,918
				26,496,494

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Healthcare - 6.8%
Aspen Valley Hospital District, Series 2012 (a)	5.000%	10/15/30	$1,650,000	$1,752,943
Colorado Health Facilities Authority, Series 2016	4.000%	01/01/21	255,000	255,138
Colorado Health Facilities Authority, Series 2017	4.000%	09/01/21	255,000	261,870
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/23	370,000	411,666
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/24	575,000	661,808
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	12/01/24	1,000,000	1,094,510
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/25	790,000	937,406
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/26	540,000	656,089
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/28	535,000	655,792
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/29	425,000	517,208
Colorado Health Facilities Authority, Series B (a)	5.000%	09/01/29	1,000,000	1,146,480
Colorado Health Facilities Authority, Series C (a) (d)	5.000%	12/01/29	1,010,000	1,212,313
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	500,000	575,225
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	860,683
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/31	1,155,000	1,393,611
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/32	1,650,000	1,980,709
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	10/01/32	500,000	532,850
Colorado Health Facilities Authority, Series 2017-A (a)	4.000%	05/15/35	350,000	388,024

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Healthcare - 6.8% (Continued)
Colorado Health Facilities Authority, Series 2019-A (a)	5.000%	11/15/37	$200,000	$253,106
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/39	1,200,000	1,381,620
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/40	925,000	1,061,659
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/40	1,000,000	1,120,570
Colorado Health Facilities Authority, Series 2018 (a) (e)	2.800%	05/15/42	2,850,000	2,976,027
Colorado Health Facilities Authority, Series 2015 (a)	4.000%	01/15/45	2,155,000	2,330,460
Colorado Health Facilities Authority, Series 2019-A (a)	3.000%	11/15/46	985,000	1,025,247
Denver Health & Hospital Authority, Series A (a)	5.000%	12/01/39	1,500,000	1,606,725
University of Colorado Hospital Authority, Series 2012-A (a)	5.000%	11/15/36	2,470,000	2,656,584
University of Colorado Hospital Authority, Series 2012-A (a)	4.000%	11/15/42	1,250,000	1,297,150
				31,003,473
Industrial Development - 0.2%
Colorado Health Facilities Authority, Series A (a)	5.000%	02/01/22	200,000	206,150
Colorado Health Facilities Authority, Series A (a)	5.000%	02/01/23	520,000	546,941
				753,091
Lease / Rent - 1.3%
Regional Transportation District Colorado COP, Series 2014-A (a)	4.375%	06/01/39	4,000,000	4,310,000
Regional Transportation District Colorado COP, Series 2014-A (a)	4.500%	06/01/44	1,555,000	1,677,036
				5,987,036
Other - 4.1%
Colorado Educational & Cultural Facilities Authority, Series 2012	4.000%	04/01/22	65,000	66,258

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Other - 4.1% (Continued)
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	11/15/24	$435,000	$499,271
Colorado Educational & Cultural Facilities Authority, 144A, Series 2016 (f)	3.750%	07/01/26	765,000	770,982
Colorado Educational & Cultural Facilities Authority, 144A, Series A (a) (f)	4.125%	07/01/26	565,000	578,057
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/15/29	2,600,000	3,105,674
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	08/15/30	750,000	845,033
Colorado Educational & Cultural Facilities Authority, Series 2015 (a)	5.000%	11/01/30	500,000	577,710
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	1,000,000	1,117,230
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	12/01/31	1,500,000	1,693,410
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	715,000	844,687
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,503,413
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	1,580,000	1,818,343
Colorado Educational & Cultural Facilities Authority, 144A, Series 2016 (a) (f)	5.000%	07/01/36	1,000,000	1,127,420
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	1,022,460
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	1,140,000	1,312,015
Colorado Educational & Cultural Facilities Authority, 144A, Series 2016 (a) (f)	5.000%	09/01/36	1,000,000	1,003,410
Colorado Educational & Cultural Facilities Authority, Series B (a)	5.625%	01/15/44	460,000	492,126
Colorado Educational & Cultural Facilities Authority, 144A, Series 2016 (a) (f)	5.000%	09/01/46	500,000	500,555
				18,878,054

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Public Services - 12.5%
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	$570,000	$582,443
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/35	2,800,000	1,794,156
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/36	2,550,000	1,558,126
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/37	3,910,000	2,278,513
City & County of Denver Colorado, Series 2018-A-1 (a)	5.000%	08/01/41	2,780,000	3,314,705
City & County of Denver Colorado, Series 2018-A-1 (a)	5.000%	08/01/48	14,000,000	16,496,060
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/26	730,000	879,460
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	620,000	744,862
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	300,000	349,713
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	465,420
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/41	1,500,000	1,733,265
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/45	550,000	632,313
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/46	4,930,000	5,665,211
Plaza Metropolitan District No. 1, 144A, Series 2013 (f)	5.000%	12/01/22	1,500,000	1,567,410
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a) (b)	5.000%	12/01/42	1,905,000	2,286,114
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a) (b)	5.000%	12/01/47	8,150,000	9,709,340
Southglenn Metropolitan District Colorado, Series 2016 (a)	3.500%	12/01/26	3,000,000	2,966,040
Southglenn Metropolitan District Colorado, Series 2016 (a)	5.000%	12/01/30	3,505,000	3,624,030

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Public Services - 12.5% (Continued)
Triview Colorado Metropolitan District Water & Wastewater Enterprise, Series 2020 (a)	4.000%	12/01/40	$410,000	$453,235
				57,100,416
Recreation - 0.6%
City & County of Denver Colorado, Series 2016-A (a)	5.000%	08/01/44	1,820,000	2,090,070
Hyland Hills Park & Recreation District, Series 2016-A	2.000%	12/15/21	250,000	255,160
Hyland Hills Park & Recreation District, Series 2016-A	2.000%	12/15/22	300,000	311,214
Hyland Hills Park & Recreation District, Series 2016-A	3.000%	12/15/23	200,000	217,010
				2,873,454
Tax - 5.1%
City of Commerce Colorado, AGM, Series 2014 (a) (b)	5.000%	08/01/28	600,000	700,188
City of Commerce Colorado, AGM, Series 2015 (a) (b)	5.000%	08/01/36	1,945,000	2,316,495
City of Commerce Colorado, AGM, Series 2014 (a) (b)	4.250%	08/01/40	1,155,000	1,254,988
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a) (b)	5.000%	12/01/33	490,000	599,745
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a) (b)	5.000%	12/01/34	525,000	640,836
Denver Colorado Urban Renewal Authority Tax Increment, Series 2013-A-1 (a)	5.000%	12/01/23	190,000	203,617
Denver Colorado Urban Renewal Authority Tax Increment, Series 2013-A-1 (a)	5.000%	12/01/25	1,500,000	1,603,530
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)	5.250%	12/01/39	4,000,000	4,116,280

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Tax - 5.1% (Continued)
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)	5.250%	12/01/39	$3,000,000	$3,087,210
Grand Junction Colorado, Series 2020-B (a)	4.000%	03/01/45	1,500,000	1,748,460
Grand Junction Colorado, Series 2020-B (a)	4.000%	03/01/49	2,435,000	2,822,262
Superior Open Space Sales and Use Tax Colorado, Series 2020 (a)	5.000%	06/01/35	1,000,000	1,281,840
Superior Open Space Sales and Use Tax Colorado, Series 2020 (a)	5.000%	06/01/40	750,000	936,390
Thornton Colorado Development Authority, Series 2015-B (a)	5.000%	12/01/30	500,000	588,595
Thornton Colorado Development Authority, Series 2015-B (a)	5.000%	12/01/31	1,000,000	1,175,830
				23,076,266
Transportation - 9.1%
Auraria Higher Education Center, AGM, Series 2015 (a) (b)	4.000%	04/01/29	3,500,000	3,918,250
Colorado High Performance Transportation Enterprise C-470 Express Lanes, Series 2017 (a)	5.000%	12/31/47	1,600,000	1,730,864
Colorado High Performance Transportation Enterprise C-470 Express Lanes, Series 2017 (a)	5.000%	12/31/51	4,500,000	4,857,885
Denver Colorado City and County Airport, Series 2017-B (a)	5.000%	11/15/33	900,000	1,099,206
Denver Colorado City and County Airport, Series 2018-A (a)	5.000%	12/01/43	2,000,000	2,362,840
E-470 Public Highway Authority Colorado, Series 2017-B (1MO LIBOR + 105) (a) (e)	1.320%	09/01/39	1,000,000	1,002,820
E-470 Public Highway Authority Colorado, Series 2020-A (a)	5.000%	09/01/40	7,250,000	8,255,720
Grand Junction Regional Airport Authority, NATL, Series 2016-A (a) (b)	5.000%	12/01/31	1,155,000	1,354,734
Regional Transportation District Colorado, Series 2010 (a)	6.000%	01/15/26	800,000	801,536

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Transportation - 9.1% (Continued)
Regional Transportation District Colorado, Series 2010 (a)	6.000%	01/15/34	$4,000,000	$4,007,800
Regional Transportation District Colorado, Series 2010 (a)	6.000%	01/15/41	11,830,000	11,853,069
				41,244,724
Utilites - 1.7% (Continued)
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/23	155,000	178,159
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/29	25,000	34,179
City of Colorado Springs Colorado Utilities System, Series 2020-C	5.000%	11/15/50	3,000,000	3,903,300
Town of Firestone Colorado Water Enterprise, Series 2020	2.000%	12/01/23	15,000	15,722
Town of Firestone Colorado Water Enterprise, Series 2020	5.000%	12/01/25	25,000	30,557
Town of Firestone Colorado Water Enterprise, Series 2020	5.000%	12/01/26	20,000	25,114
Town of Firestone Colorado Water Enterprise, Series 2020	4.000%	12/01/45	1,850,000	2,201,093
Town of Firestone Colorado Water Enterprise, Series 2020	4.000%	12/01/49	1,350,000	1,597,010
				7,985,134
Utilities - 6.1%
Arapahoe County Water & Wastewater Public Improvement District, Series 2019	5.000%	12/01/23	125,000	143,802
Centennial Water & Sanitation District, Series 2019 (a)	5.250%	12/01/48	8,750,000	11,016,075
City of Colorado Springs Colorado Utilities System, Series A-2	5.000%	11/15/47	5,000,000	6,117,800
Eagle River Colorado Water & Sanitation District, Series 2020-A	4.000%	12/01/27	35,000	42,633
Eagle River Colorado Water & Sanitation District, Series 2020-A (a)	4.000%	12/01/45	1,120,000	1,317,546

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 6.1% (Continued)
Eagle River Colorado Water & Sanitation District, Series 2020-A (a)	4.000%	12/01/49	$2,000,000	$2,334,960
East Cherry Creek Valley Colorado Water and Sanitation District Arapahoe County, Series 2019-A (a)	4.000%	11/15/36	350,000	414,785
East Cherry Creek Valley Colorado Water and Sanitation District Arapahoe County, Series 2019-A (a)	4.000%	11/15/38	1,000,000	1,177,050
East Cherry Creek Valley Colorado Water and Sanitation District Arapahoe County, Series 2019-A (a)	4.000%	11/15/40	1,000,000	1,169,760
Fort Lumpton Colorado Water System Revenue, AGM, Series 2017 (a) (b)	5.000%	12/01/36	800,000	989,952
Puerto Rico Electric Power Authority, AGM, Series UU (3MO LIBOR + 52) (a) (b) (e)	0.706%	07/01/29	400,000	352,500
Todd Creek Village Metropolitan District Colorado, Series 2018-A	5.000%	12/01/28	1,200,000	1,418,940
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/38	1,000,000	1,161,820
				27,657,623
Variable Rate Demand Note - 4.9%
City of Colorado Springs Colorado Utilities System, Series 2007-A (e)	0.120%	11/01/37	10,000,000	10,000,000
City of Colorado Springs Colorado Utilities System, Series 2010-C (e)	0.120%	11/01/40	1,600,000	1,600,000
City of Colorado Springs Colorado Utilities System, Series 2012-A (a) (e)	0.120%	11/01/41	4,985,000	4,985,000

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND
STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 95.9% (Continued)	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note - 4.9% (Continued)
Colorado Housing & Financial Authority, Series 2019-G-2 (e)	0.230%	05/01/44	5,600,000	$5,600,000
				22,185,000

Investments at Value – 95.9% (Cost $422,492,336)				$437,078,860

Other Assets in Excess of Liabilities – 4.1%				18,567,579

Net Assets - 100.0%				$455,646,439

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.
(c)	Percentage rounds to less than 0.1%.
(d)	This security is prerefunded in advance of the next call date.
(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(f)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $5,547,834 as of September 30, 2020, representing 1.2% of net assets.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See notes to Quarterly Statements of Investments.

SEGALL BRYANT & HAMILL FUNDS STATEMENT OF INVESTMENTS September 30, 2020 (Unaudited)

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt.
A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
A.S.	Andonim Sirketi, Joint Stock Company in Turkey.
A/S	Aktieselskab is a Danish Joint Stock Company.
BAM	Build America Mutual.
BV	Besloten Vennootschap is the Dutch term for a private limited liability corporation.
COP	Certificate of Participation.
CV	Convertible Security.
GDR	Global Depositary Receipt.
KGaA	Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
NA	National Association.
NATL	National Public Finance Guarantee Corp.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ	Julkinen osakeyhtiö means public stock company.
PCL	Public Company Limited.
PJSC	Public Joint-Stock Company.
PLC	Public Limited Company.
REIT(s)	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
S.A.B de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.
SARL	Societe Anonyme a Responsabilite Limitee is the French term for Limited Liability Company.
S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.

CURRENCY ABBREVIATIONS

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

LIBOR Rates as of September 30, 2020:

1MO LIBOR 0.15%

3MO LIBOR 0.23%

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

September 30, 2020 (Unaudited)

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global All Cap Fund (formally known as Segall Bryant & Hamill Global Large Cap Fund), Segall Bryant & Hamill Workplace Equality Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds offer Retail Class shares and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid price.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a fair value determined by an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, having a remaining maturity of greater than 60 days, are typically valued at the evaluated price formulated by an independent pricing service.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Securities Traded on Foreign Exchanges – All of the Funds, except the Segall Bryant & Hamill Colorado Tax Free Fund, may invest at least a portion of their assets in foreign securities. As of September 30, 2020, all Funds were primarily invested in securities traded on U.S. exchanges, except Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund and Segall Bryant & Hamill Global All Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Country Risk – As of September 30, 2020, the Segall Bryant & Hamill Emerging Markets Fund invested a significant percentage of its assets in China and the Segall Bryant & Hamill International Small Cap Fund invested a significant percentage of its assets in Japan. Therefore, they may be more affected by economic developments and currency fluctuations in these countries.

Sector Concentration Risk – The Funds may concentrate investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with the U.S. Securities and Exchange Commission guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted Quoted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2020 in valuing the Funds’ assets:

Segall Bryant & Hamill Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$260,239,322	$-	$-	$260,239,322
Total	$260,239,322	$-	$-	$260,239,322

Segall Bryant & Hamill Small Cap Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$79,624,175	$-	$-	$79,624,175
Total	$79,624,175	$-	$-	$79,624,175

Segall Bryant & Hamill Small Cap Core Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$33,276,223	$-	$-	$33,276,223
Total	$33,276,223	$-	$-	$33,276,223

Segall Bryant & Hamill All Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$144,203,613	$-	$-	$144,203,613
Total	$144,203,613	$-	$-	$144,203,613

Segall Bryant & Hamill Emerging Markets Fund	Level 1	Level 2	Level 3		Total

Common Stocks	$7,096,674	$23,075,308	$0	*	$30,171,982
Preferred Stocks	199,430	581,354	-		780,784
Total	$7,296,104	$23,656,662	$0		$30,952,766

Segall Bryant & Hamill International Small Cap Fund	Level 1	Level 2	Level 3		Total

Common Stocks	$13,197,067	$178,385,508	$264,705	*	$191,847,280
Preferred Stocks	311,026	693,900	-		1,004,926
Total	$13,508,093	$179,079,408	$264,705		$192,852,206

Segall Bryant & Hamill Fundamental International Small Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$9,930,621	$29,122,876	$-	$39,053,497
Total	$9,930,621	$29,122,876	$-	$39,053,497

Other Financial Instruments**
Forward Foreign Currency Contracts, Unrealized Gain	$-	$153,183	$-	$153,183
Forward Foreign Currency Contracts, Unrealized Loss	-	(104,253)	-	(104,253)
	$-	$48,930	$-	$48,930

Segall Bryant & Hamill Global All Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$27,718,774	$6,836,115	$-	$34,554,889
Total	$27,718,774	$6,836,115	$-	$34,554,889

Segall Bryant & Hamill Workplace Equality Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$17,582,332	$-	$-	$17,582,332
Total	$17,582,332	$-	$-	$17,582,332

Segall Bryant & Hamill Short Term Plus Fund	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$18,341,690	$-	$18,341,690
Municipal Bonds	-	869,071	-	869,071
Asset Backed Securities	-	22,945	-	22,945
Commercial Mortgage-Backed Securities	-	11,485	-	11,485
U.S. Treasury Bonds & Notes	-	221,945	-	221,945
Total	$-	$19,467,136	$-	$19,467,136

Segall Bryant & Hamill Plus Bond Fund	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$520,313,213	$-	$520,313,213
Municipal Bonds	-	101,324,013	-	101,324,013
Asset Backed Securities	-	29,541,365	-	29,541,365
Mortgage-Backed Passthrough Securities	-	253,272,980	-	253,272,980
Residential Mortgage-Backed Securities	-	5,867,676	-	5,867,676
U.S. Treasury Bonds & Notes	-	146,684,289	-	146,684,289
Total	$-	$1,057,003,536	$-	$1,057,003,536

Segall Bryant & Hamill Quality High Yield Fund	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$66,739,227	$-	$66,739,227
Asset Backed Securities	-	1,125,957	-	1,125,957
Total	$-	$67,865,184	$-	$67,865,184

Segall Bryant & Hamill Municipal Opportunities Fund	Level 1	Level 2	Level 3	Total

Municipal Bonds	$-	$109,611,985	$-	$109,611,985
Corporate Bonds	-	2,970,871	-	2,970,871
Total	$-	$112,582,856	$-	$112,582,856

Segall Bryant & Hamill Colorado Tax Free Fund	Level 1	Level 2	Level 3	Total

Municipal Bonds	$-	$437,078,860	$-	$437,078,860
Total	$-	$437,078,860	$-	$437,078,860

*	Includes securities that have been fair valued at $0.
**	Other financial instruments are derivative instruments not reflected in the Statements of Investments. These forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 instruments of the Funds for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2020:

Segall Bryant & Hamill Emerging Markets Fund

Asset Type	Balance as of December 31, 2019	Net Purchases	Net Sales	Paydowns	Realized Gains	Change in Unrealized Appreciation (Depreciation)	Transfer Into Level 3	Transfer Out of Level 3	Balance as of September 30, 2020
Common Stocks	$0	$-	$-	$-	$-	$-	$-	$-	$0

Segall Bryant & Hamill International Small Cap Fund

Asset Type	Balance as of December 31, 2019	Net Purchases/ Received in Corporate Action	Net Sales	Paydowns	Realized Gains	Change in Unrealized Appreciation (Depreciation)	Transfer Into Level 3	Transfer Out of Level 3	Balance as of September 30, 2020
Common Stocks	$92,120	$165,030	$-	$-	$-	$(18,898)	$26,453	$-	$264,705

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2020:

	Fair Value as of September 30, 2020	Valuation Technique	Unobservable Input (1)	Value	Impact to Valuation from an Increase in Input (2)
Segall Bryant & Hamill International Small Cap Fund	$264,705	Adjusted trade price	Discount factor	0% - 17%	Decrease

(1)	The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds, U.S. Treasury bonds & notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or Segall Bryant & Hamill, LLC (the “Adviser”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above. In these instances, the co-administrators will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. The Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, the Adviser receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. The Adviser uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, the Adviser presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee of the Board of Trustees which meets at least quarterly. The Audit Committee of the Board of Trustees then will provide a recommendation to the Board of Trustees for approval of the fair value measurements.